'33 Act File No. 333-149213
'40 Act File No. 811-21697
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.
Post-effective Amendment No. 4	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 45	☑
(Check appropriate box or boxes.)

NATIONWIDE VL SEPARATE ACCOUNT-G
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   May 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐            immediately upon filing pursuant to paragraph (b)
☑            on ( May 1, 2010 ) pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide YourLife ® Accumulation VUL

Waddell & Reed Accumulation VUL

Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies

issued by

Nationwide Life and Annuity Insurance Company

through

Nationwide VL Separate Account-G

The date of this prospectus is May 1, 2010

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase this variable life insurance policy.  We encourage you to take the time to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser.  If you have policy-specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available in the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life and Annuity Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

You should read your policy along with this prospectus.  This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This policy is NOT: a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

The purpose of this policy is to provide life insurance protection for the beneficiary that you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interests.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Fee Tables	4
Policy Investment Options	10
Fixed Investment Options
Variable Investment Options
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Transfers Among and Between the Policy Investment Options	12
Sub-Account Transfers
Fixed Investment Option Transfers
Submitting a Transfer Request
The Policy	14
Generally
Policy Owner and Beneficiaries
Purchasing a Policy
Right to Cancel (Examination Right)
Premium Payments
Cash Value
Changing the Amount of Insurance Coverage
Right of Conversion
Exchanging the Policy
Terminating the Policy
Assigning the Policy
Reminders, Reports, and Illustrations
Standard Policy Charges	19
Sales Load
Premium Taxes
Short-Term Trading Fees
Illustration Charge
Partial Surrender Fee
Surrender Charges
Cost of Insurance Charge
Mortality and Expense Risk Charge
Administrative Per Policy Charge
Underwriting and Distribution Charge
Mutual Fund Operating Expenses
Reduction of Charges
A Note on Charges
Information on Underlying Mutual Fund Payments
Policy Riders and Rider Charges	24
Overloan Lapse Protection Rider
Adjusted Sales Load Life Insurance Rider
Children's Term Insurance Rider
Long-Term Care Rider
Spouse Life Insurance Rider
Accelerated Death Benefit Rider
Accidental Death Benefit Rider
Premium Waiver Rider
Change of Insured Rider
Additional Term Insurance Rider
Waiver of Monthly Deductions Rider
Policy Owner Services	31
Dollar Cost Averaging
Asset Rebalancing
Automated Income Monitor
Insured Wellness Program
Policy Loans	33
Loan Amount and Interest Charged
Collateral and Interest Earned

Table of Contents (continued)
Page
Net Effect of Policy Loans
Repayment
Lapse	34
Guaranteed Policy Continuation Provision
Grace Period
Reinstatement
Surrenders	35
Full Surrender
Partial Surrender
The Death Benefit	36
Calculation of the Death Benefit
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Incontestability
Suicide
Policy Maturity	37
Extending the Maturity Date
Payment of Policy Proceeds	38
Life Income with Payments Guaranteed Option
Joint and Survivor Life Option
Life Income Option
Taxes	39
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
Surrendering the Policy; Maturity
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life and Annuity Insurance Company	44
Nationwide VL Separate Account-G	44
Organization, Registration, and Operation
Addition, Deletion, or Substitution of Mutual Funds
Voting Rights
Legal Proceedings	45
Nationwide Life and Annuity Insurance Company
Nationwide Investment Services Corporation
Waddell & Reed, Inc.
Financial Statements	48
Appendix A: Sub-Account Information	49
Appendix B: Definitions	60
Appendix C: Surrender Charge Examples	62
Appendix D: Underwriting and Distribution Charge Rates and Examples	66
Appendix E: State Variations	76

Appendix B defines certain words and phrases used in this prospectus.

In Summary: Policy Benefits

Death Benefit

The primary benefit of your policy is life insurance coverage.  We will pay the death benefit Proceeds upon the Insured ' s death if the Insured dies while your policy is In Force.  The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Your Choice of Death Benefit Options

Option One: The Death Benefit is the greater of the Specified Amount or the Minimum Required Death Benefit under federal tax law.

Option Two: The Death Benefit is the greater of the Specified Amount plus the Cash Value or the Minimum Required Death Benefit under federal tax law.

Option Three: The Death Benefit is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the Minimum Required Death Benefit under federal tax law.

Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or a variety of options that will pay out over time.

Coverage Flexibility

Subject to conditions, you may choose to:

•	change the Death Benefit option;

•	increase or decrease the Specified Amount;

•	change your beneficiaries; and

•	change who owns the policy.

Continuation of Coverage is Guaranteed

Your policy will remain In Force during the policy continuation period as long as you pay sufficient Premium to meet the requirements set forth in the " Guaranteed Policy Continuation Provision " section of the " Lapse " provision.

Access to Cash Value

Subject to conditions, you may:

•
Take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any Surrender Charge.  The minimum loan amount is $200.

•	Take a partial surrender of at least $200.

•
Surrender the policy for its Cash Surrender Value at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Value, less Indebtedness, and less the Surrender Charge.  You may choose to receive the Cash Surrender Value in a lump sum or over time.

Premium Flexibility

You will select a Premium payment plan for the policy.  Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

Investment Options

You may choose to allocate your Net Premiums to fixed or variable investment options.

The policy currently offers two fixed investment options, the Fixed Account and the Long-Term Fixed Account.  Both of these options will earn interest daily at an annual effective rate of at least 3%.  The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions.  The greater Long-Term Fixed Account restrictions will apply regardless of whether or not it is being credited a higher rate of interest than the Fixed Account.

The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VL Separate Account-G contains one Sub-Account for each of the mutual funds offered in the policy.  Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Accounts within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy.  This is known as tax deferral.  Also, your beneficiary generally will not have to include the Proceeds as taxable income.  Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.

Examination Right

For a limited time, you may cancel the policy and receive a refund.  When you cancel the policy during your examination right the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If the policy is canceled, we will treat the policy as if it was never issued.

Riders

You may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued.  There may be additional charges assessed for elected Riders.  Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.  For detailed information regarding Rider availability and variations, see "Appendix E:  State Variations."

•	Overloan Lapse Protection Rider
•	Adjusted Sales Load Life Insurance Rider
•	Children's Term Insurance Rider
•	Long-term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial Surrender Charges will apply in the first several policy years.

Unfavorable Investment Experience

The Sub-Accounts you choose may not generate a sufficient return to keep the policy from Lapsing.  Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse in insurance coverage.  When you take a partial surrender or policy loan, the Cash Value of your policy available for allocation to the Sub-Accounts and/or fixed investment options is reduced and you lose the ability to generate Sub-Account investment return on the surrendered/loaned amounts.  Thus, the remainder of your policy's Cash Value would have to generate enough investment return to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment).  Partial surrenders may also decrease the Death Benefit and total Specified Amount.  Policy loans do not participate in positive Investment Experience which may increase the risk of Lapse or the need to make additional Premium payments to keep the policy In Force.  The policy does have a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender could, and a policy loan would, decrease the policy's Death Benefit, depending on how the Death Benefit option relates to the policy's Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract.  For example, distributions and loans from modified endowment contracts may be currently taxable as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment of modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax adviser on all tax matters involving your policy.

The proceeds of a life insurance contract are includible in the insured's gross estate for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the insured, or (b) the insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy.  For this purpose, the Treasury Regulations provide that the term" incident of ownership" is to be construed very broadly, and includes any right that the insured may have with respect to the economic benefits in the policy, such as the power to change the beneficiary, surrender or cancel the policy, assign (or revoke the assignment of) the policy, pledge the policy for a loan, obtain a loan against the surrender value of the contract, etc.  Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Investment Option Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from the fixed investment options until after the first policy year.  After the first policy year, we may require transfer requests from the fixed investment options be made within thirty days of the end of a calendar quarter, but not within twelve months of a previous request.  We may also limit what percentage of Cash Value, fixed investment option value, or variable account value that you may transfer to or from a fixed investment option.

Sub-Account Limitations

Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives.  This could result in less favorable Investment Experience and a lower Cash Value.  Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund.  We have instituted procedures to minimize disruptive transfers.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

Sub-Account Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus.  Read each mutual fund's prospectus before investing.   Free copies of each mutual fund ' s prospectus may be obtained by contacting us at the address or phone number stated on the front page of this prospectus.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy.  The rates in these tables may be rounded up to the nearest one-hundredth decimal place.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Cash Value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load1	Upon making a Premium payment	Maximum: $25 from each $1,000 of Premium	Currently: $25 from each $1,000 of Premium
Premium Taxes1	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Short-Term Trading Fee2	Upon transfer of Sub-Account value out of a Sub-Account within 60 days after allocation to that Sub-Account	Maximum: $10 per $1,000 transferred	Currently: $10 per $1,000 transferred
Illustration Charge3	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered, from the policy's Cash Value	Currently: $0
Surrender Charge4	Upon surrender, policy Lapse, or certain Specified Amount decreases	Maximum: $50.84 per $1,000 of Specified Amount	Minimum: $0.35 per $1,000 of Specified Amount
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000, Death Benefit Option 1, and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$12.12 per $1,000 of Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider Charge5	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit Rider Charge6
Administrative Expense Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, and an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of Cash Value
Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including mutual fund operating expenses.

Periodic Charges Other Than Mutual Fund Operating Expenses7
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge8	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.03 per $1,000 of Net Amount At Risk
Flat Extra9	Monthly	Maximum $2.08 per $1,000 of Net Amount At Risk for each Flat Extra Assessed
Mortality and Expense Risk Charge 10	Monthly	Maximum: $0.25 per $1,000 of all variable Cash Value for all policy years	Currently: $0.00 per $1,000 of all variable Cash Value for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $25.00 per policy	Currently: $25.00 per policy
Underwriting and Distribution Charge 11	Monthly	Maximum: $1.18 per $1,000 of Base Policy Specified Amount	Minimum: $0.02 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, in the first policy year, male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$0.20 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge 12	Annually	Maximum: 3.90% of outstanding policy loan	Currently: 3.90% of outstanding policy loan

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders 13
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced: $0.14 for each $1,000 of aggregate Premiums	Currently: $0.14 for each $1,000 of aggregate Premiums
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Long-term Care Rider Charge 14	Monthly	Maximum: $28.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge 15	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Rider Specified Amount
Accidental Death Benefit Rider Charge 16	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Rider Specified Amount
Continued on Next Page

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

Periodic Charges Other Than Mutual Fund Operating Expenses For Riders 13 (continued)
Waiver of Monthly Deductions Rider Charge 17	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male preferred non-tobacco with a Specified Amount of $500,000 and Death Benefit Option One	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge 18	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge 19	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.01 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male, in the first policy year, preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Death Benefit

Representative costs may vary from the cost you would incur.  Ask for an illustration or see the Policy Data Pages for more information on the costs applicable to your policy.

The next item shows the minimum and maximum total operating expenses, as of December 31, 2009 , charged by the underlying mutual funds that you may pay periodically during the time that you own the policy.  More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.  Please contact us, at the telephone numbers or address on the first page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Mutual Fund Operating Expenses
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	Minimum 0.29%	Maximum 1.45%

1 We deduct one charge comprised of the Sales Load and Premium Taxes.  On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the Premium Load. The Premium Load varies by policy based on the amount of Premium paid. The maximum Sales Load and Premium Taxes (the Premium Load) in the table reflects the maximum that may be charged in any policy year.  Currently, the maximum Sales Load and Premium Taxes are assessed on Premiums paid in all policy years.  For additional information see the "Sales Load" and "Premium Taxes" sections of this prospectus.
2 Short- term trading fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account.  "" Sub-Accounts that may assess a short-term trading fee are identified in the " Appendix A: Sub-Account Information " section of this prospectus.  For more information about transactions subject ot short-term trading fees, see the " Short-Term Trading Fees " section of this prospectus.
3 If we begin to charge for illustrations, you will be expected to pay the Illustration Charge in cash at the time of the request.  This charge will not be deducted from the policy's Cash Value.
4 The Surrender Charge varies by policy based on issue age, sex, Death Benefit option, Total Specified Amount and Base Policy Specified Amount.  The Surrender Charge decreases gradually after either the 2nd or 4th policy anniversary, depending on the Insured's age at the time the policy is issued.  When assessed, the Surrender Charge is taken from the policy's Cash Value. A Surrender Charge will be assessed for Based Policy Specified Amount decreases that completely reverse one or more previous Base Policy Specified Amount increases.  The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $1,000,000, a full surrender is taken during either of the first two policy years; and the aggregate first year Premium exceeds the surrender target premium.  The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 2; Death Benefit Option 1 or 3, the Base Policy Specified Amount is $10,000,000 or more, a full surrender is taken during the 10th policy year; and the aggregate first year Premium equals the minimum premium required at issue..  The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the charge, including where to find examples, see the "Surrender Charges" sections of this prospectus.
5 The Overloan Lapse Protection Rider Charge varies by policy based on Attained Age of the Insured and the policy's Cash Value.  This charge is deducted proportionally from the Sub-Accounts, the Fixed Account, and the Long-Term Fixed Account.
6 The Accelerated Death Benefit Rider Charge is comprised of two sets of charges: an Administrative Expense Charge and a Rider Charge composed of an interest rate discount and a risk charge. The Accelerated Death Benefit Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit.  The maximum charge assumes: an interest rate discount of 15%; a risk charge of 5%; and a 1 year life expectancy for the Insured.  The minimum charge assumes: an interest rate discount of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to 3 months. For a detailed description of the charges, including an example, see the "Accelerated Death Benefit Rider" section of this prospectus.
7 Except for the Mortality and Risk Expense Charge which is only deducted proportionally from the Sub-Accounts, all charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses" table are taken proportionally from the Sub-Accounts, the Fixed Account, and the Long-Term Fixed Account.
8 The Cost of Insurance Charge varies by policy based on individual characteristics of the person being insured.  The maximum charge assumes: the Insured is a male; issue age 85; policy year 35; standard tobacco; and a Base Policy Specified Amount less than $250,000.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes: the Insured is either male or female; Attained Age 121; any underwriting classification; any Base Policy Specified Amount; and any policy year on or after the policy anniversary the Insured reached Attained Age 121. The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Cost of Insurance Charge see the "Cost of Insurance Charge" section of this prospectus.
9 The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge.  It is only applicable if certain factors result in an Insured having a Substandard Rating.  For additional information, refer to the " Cost of Insurance " sub-section of the " Policy Charges " section of this prospectus.
10 The Mortality and Expense Risk Charge varies by policy based on the amount of the policy's Cash Value allocated to the Sub-Accounts.  The maximum Mortality and Expense Risk Charge shown in the table reflects the maximum that may be charged in any policy month based on any dollar amount allocated to the variable Sub-Accounts.  On a current basis, the Mortality and Expense Risk Charge is $0.00.
11  The Underwriting and Distribution Charge varies by policy based on the length of time the policy has been In Force, the Attained Age of the Insured at the time of issue, Death Benefit option in effect, and the Base Policy Specified Amount.  The maximum charge assumes: policy years 1-10; an issue age of 85; Base Policy Specified Amount of $250,000 or less; and Death Benefit Option 2 is in effect.  The minimum charge assumes: policy years 1-10; an issue age of 0; Base Policy Specified Amount of $10,000,000 or more; and Death Benefit Option 1 is in effect.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a more detailed description of the charge, including a complete schedule of charges, see the "Underwriting and Distribution Charge" section of this prospectus.
12 For more information, see the "Net Effect of Policy Loans" section of this prospectus.
13 All charges described in the "Periodic Charges Other Than Mutual Fund Operating Expenses For Riders" table are taken proportionally from the Sub-Accounts, the Fixed Account, and the Long-Term Fixed Account.

14 The Long-term Care Rider Charge will vary based on individual characteristics of the person being insured. The maximum charge assumes: the Insured is a female; Attained Age 99, standard tobacco; with a Substandard Rating table P.  The minimum charge assumes: the Insured is either male or female and is Attained Age 100; and any underwriting classification.  The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Long-term Care Rider Charge see the "Long-term Care Rider" section of this prospectus.
15  The Spouse Life Insurance Rider Charge will vary based on individual characteristics of the person being insured. The maximum charge assumes: the Insured is a male, Attained Age 69, standard tobacco with a Substandard Rating of table F; a flat extra charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000.  The minimum charge assumes: the Insured is female, Attained Age 21, standard non-tobacco, no Substandard Rating or flat extra charge; and a Rider Specified Amount of $100,000. The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Spouse Life Insurance Rider Charge see the "Spouse Life Insurance Rider" section of this prospectus.
16 The Accidental Death Benefit Rider Charge will vary based on individual characteristics of the person being insured. The maximum charge assumes: the Insured is Attained Age 69, with a Substandard Rating of table P.  The minimum charge assumes: the Insured is Attained Age 5, with no Substandard Rating.  The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Accidental Death Benefit Rider Charge see the "Accidental Death Benefit Rider" section of this prospectus.
17  The Waiver of Monthly Deductions Rider Charge will vary based on individual characteristics of the person being insured. The maximum charge assumes: the Insured is Attained Age 64, with a Substandard Rating of table H.  The minimum charge assumes: the Insured is male, Attained Age 18, with no Substandard Rating.  The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Waiver of Monthly Deductions Rider Charge see the "Waiver of Monthly Deductions Rider" section of this prospectus.
18 The Premium Waiver Rider Charge varies by policy based on the premium waiver benefit elected and individual characteristics of the person being insured.  The maximum charge assumes: monthly Premium payments of $1,000; the Insured is a female, Attained Age 64, with a Substandard Rating of table H.  The minimum charge assumes: monthly Premium payments of $1,000; the Insured is male, Attained Age 18; and any underwriting classification. The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Premium Waiver Rider Charge see the "Premium Waiver Rider" section of this prospectus.
19 The Additional Term Insurance Rider Charge varies by policy based on individual characteristics of the person being insured.  The monthly charge is a product of the Rider's monthly cost of insurance rate and the Rider Death Benefit.  The maximum charge assumes: the Insured is either male or female and Attained Age 119; policy year 75; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes: the Insured is female; issue age 38; preferred plus non-tobacco; policy year 1; and a Total Specified Amount of at least $1,000,000.  The charges shown may not be representative of the charges that a particular policy owner may pay. For a detailed description of the Additional Term Insurance Rider Charge see the "Additional Term Insurance Rider" section of this prospectus.

Policy Investment Options

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options.  Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

Fixed Investment Options

The fixed investment options are not registered as a security under the Securities Act of 1933 ("1933 Act") nor is our general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act").  The fixed investment options are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the fixed investment options.  However, disclosure about the fixed investment options may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements in the prospectus.

There are currently two fixed investment options available under the policy: the Fixed Account and the Long-Term Fixed Account.  Net Premium that you allocate to either fixed investment option is held in the corresponding Fixed Account, which is part of our general account.

The general account contains all of our assets, other than those in the separate accounts, and funds the fixed investment options.  These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations.   Subject to our claims paying ability, we guarantee amounts allocated to the fixed investment options and interest credited daily at a net effective annual interest rate of no less than 3%.  Interest crediting rates are set at the beginning of each calendar quarter.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.

Subject to applicable law, assets of the general account are invested at our sole discretion.  We bear the full investment risk for amounts allocated to the fixed investment options (i.e. the risk that our return on general account assets will not exceed the interest we credit on allocations to the fixed investment options).  Unlike Variable Account allocations where your Investment Experience is determined by the performance of the Sub-Accounts in which you invest, the amounts you allocate to a fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on the interest crediting rates that we set.  You assume the risk that the actual interest crediting rate may not exceed the 3% guaranteed annual interest crediting rate.  Premiums applied to the policy at different times may receive different interest crediting rates.  The interest crediting rate may also vary for new Premiums versus Sub-Account transfers.

We anticipate that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account.   This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate.  Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations.  However, longer investment durations may not always produce higher returns.  Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate.  The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.  For more information about the fixed investment option restrictions, see the "Fixed Investment Option Transfers," "Premium Payments," "Policy Loans," and "Partial Surrenders" sections of this prospectus.

Note:  Interest we credit to the fixed investment options may be insufficient to pay the policy's charges.  Therefore additional Premium payments may be required over the life of the Policy to prevent it from lapsing.

It is important to remember any guaranteed benefits or interest crediting associated with the Fixed Account is subject to our claims paying ability.

Variable Investment Options

The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC.  The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds.  The mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

We may offer additional underlying mutual funds, or a different set of underlying mutual funds, through specific distribution arrangements.  Examples of these arrangements include, but are not limited to, distribution through broker-dealer firms or financial institutions.  These distribution arrangements may be exclusive or non-exclusive.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Accounts.  The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts, please see "Appendix A: Sub-Account Information."   Appendix A also contains information about the underlying mutual fund a Sub-Account invests in, including its investment objective, adviser, and sub-adviser, if applicable.   For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Wells Fargo Advantage Funds

Valuation of Accumulation Units

We account for the value of a policy owner ' s interest in the Sub-Accounts by using Accumulation Units.  The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We use each underlying mutual fund ' s Net Asset Value ( " NAV " ) per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund ' s NAV.  This daily Accumulation Unit valuation process is referred to as " pricing " the Accumulation Units.  See, the " How Sub-Account Investment Experience is Determined " section below for a description of how the number of Accumulation Units representing a policy owner ' s interest is determined and how they are priced.

Accumulation Unit s are priced as of the New York Stock Exchange ' s ( " NYSE " ) close of business, normally 4:00 p.m. Eastern Time, on each day that it is open.  We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will not be priced until the close of business on the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Unit s on these recognized holidays:

●New Year's Day	●Independence Day
●Martin Luther King, Jr. Day	●Labor Day
●Presidents' Day	●Thanksgiving
●Good Friday	●Christmas
●Memorial Day

In addition, we will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described in items (2) and (3) exist.

Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE is open.

How Sub-Account Investment Experience is Determined

A policy owner ' s variable account value is based on their allocations to the Sub-Accounts. Sub-Account allocations are accounted for in Accumulation Units.  A policy owner ' s interest in the Sub-Accounts is represented by the number of Accumulation Units they own.  The number of Accumulation Unit s associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.   The number of Accumulation Units you own in a Sub-Account will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with new Premium and loan repayments.

Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a " net investment factor, " as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares. ""

We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

(a)	is the sum of:

•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

•
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(b)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value.  The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

Transfers Among and Between the Policy Investment Options

Sub-Account Transfers

Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds.   Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner.  The net result is that the policy owner ' s Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the mutual fund;

•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Short-term Trading Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.  Some underlying mutual funds may refer to short-term trading fees as "redemption fees."

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event.  A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
(1)       they have been identified as engaging in harmful trading practices; and
(2)       if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts.  Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund.  If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Investment Option Transfers

Prior to the policy's Maturity Date, you may make transfers involving the fixed investment options (the Fixed Account and the Long-Term Fixed Account).  These transfers will be in dollars.  We reserve the right to limit the dollar amount, number, and frequency of transfers involving the fixed investment options.

In addition to the fixed investment option specific transfer limitations below, we may prohibit you from transferring to or from either of the fixed investment options before the end of the first policy year.  We may also prohibit you from making a transfer to or from a fixed investment option within twelve months of a prior transfer of the same type involving that fixed investment option.

Limits on Transfers to the Fixed Investment Options:

Fixed Account:

•	we may prohibit you from transferring more than 25% of the policy's Sub-Account value to the Fixed Account as of the close of business on the prior Valuation Period; and

•	we reserve the right to refuse any transfer to the Fixed Account that would cause the policy's Fixed Account value to exceed 30% of the policy's Cash Value.

Long-Term Fixed Account:

•
we will refuse transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of:  30% of the policy's total Cash Value as of the close of business on the prior Valuation Period; or $1,000,000; and

•	we may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.

In addition, we may refuse transfers to either the Fixed Account and/or Long-Term Fixed Account that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value.

Limits on Transfers from the Fixed Investment Options:

Fixed Account:

•	we may prohibit you from transferring more than 25% of the policy's Fixed Account value as of the end of the previous policy year.

Long-Term Fixed Account:

•	transfers from the Long-Term Fixed Account will be prohibited prior to the end of the first policy year:

•
after the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any twelve month period, determined looking back from the Valuation Period during which we receive your request, is limited to the greater of:

(1)	$5,000; or

(2)
10% of the policy's Long-Term Fixed Account value as of the last monthly policy anniversary twelve months prior to the Valuation Period during which we receive your request.  (If your request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.)

This limit is cumulative and will be determined on a rolling basis.  This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the twelve months prior to the Valuation Period during which we receive your request will be deducted from the available amount.  Information need to calculate the available amount for transfer can be obtained by contacting our service center using the information on the first page of this prospectus.

•	In addition, we do not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs.

Transfers out of the fixed investment options will be on a last-in, first-out basis (LIFO).  Any restrictions that we implement will be applied consistently and uniformly.

Submitting a Transfer Request

You can submit transfer requests in writing to our Home Office via first class U.S. Mail.  We may also allow you to use other methods of communication, such as fax, telephone, or through our website.  Our contact information is on the first page of this prospectus.  We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.  Forms of communication other than via first class U.S. Mail are subject to the short-term trading limitations described in the "Sub-Account Transfers" section of this prospectus.

In addition, any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  For more information regarding valuation of Accumulation Units, see the "Valuation of Accumulation Units" section of this prospectus.

The Policy

Generally

The policy is a legal contract.  It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page; and the application, including any supplemental application.   This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.   The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations, and we will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.  If you make an error or misstatement on the application, we will adjust the Death Benefit and Cash Value accordingly.

Operation of the policy, optional Riders, programs, benefits and features described in this prospectus may vary by the state where the policy is issued.  In addition, some optional Riders, programs and features may not be available or approved for use in every state.  For additional information regarding availability and provisions that vary by state, please see "Appendix E: State Variations" later in this prospectus.

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications and we will make appropriate endorsements to the policy.

The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner and Beneficiaries

Policy Owner.  The policy belongs to the owner named in the application.  You, as policy owner, may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.  You may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable.  Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.

Policy Owner Rights.   Subject to our approval, the policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:

•	changing the policy owner, contingent owner, and beneficiary;

•	assigning, exchanging, and/or converting the policy;

•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	changing insurance coverage such as death benefit option changes, adding or removing riders, and/or increasing or decreasing the Total Specified Amount.

These rights are explained in greater detail throughout this prospectus.

You may name different policy owners or contingent owners (so long as the Insured is alive) by submitting a written request to our Home Office.  Any such change request will become effective as of the date signed.  There may be adverse tax consequences to changing parties of the policy.

Beneficiaries.  The principal right of a beneficiary is to receive the Death Benefit upon the Insured's death, while the policy is In Force.  As long as the Insured is alive, you may: name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct us to distribute the Proceeds other than as described below.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  Unless you specify otherwise, we will pay multiple primary beneficiaries in equal shares.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable.  You may name more than one contingent beneficiary.  Unless you specify otherwise, we will also pay multiple contingent beneficiaries in equal shares.

To change or add beneficiaries, you must submit a written request to us at our Home Office.  A change request is effective as of the date we record it at our Home Office.

Purchasing a Policy

The policy is available for Insureds between the age of 0 and Attained Age 85.  To purchase the policy, you must submit to us a completed application and the required initial Premium payment as stated on the Policy Data Page.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject an application for any reason permitted by law and we reserve the right to modify our underwriting standards on a prospective basis for newly issued policies at any time.

The minimum initial Specified Amount is $100,000.  We reserve the right to modify the minimum Specified Amount on a prospective basis for newly issued policies at any time.

Initial Premium Payment.  The amount of your required initial Premium payment will depend on the following factors: the initial Specified Amount, Death Benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities.  You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt.  Any initial Net Premium designated to be allocated to the fixed investment options will be so allocated immediately upon receipt.  If you live in a state that requires us to refund the initial Premium, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires.  At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.  If you live in a state that requires us to refund the Cash Value upon exercise of the free look provision, we will allocate all of the initial Net Premium to the designated Sub-Accounts, based on the allocation instructions in effect at that time, at the price next determined.

Insurance Coverage.  Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid, and the policy is delivered while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not living at the time of policy delivery.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also have the right to reject any application for insurance, in which case we will return your Premium payment within 2 business days of the date we make the decision to reject your application.

After we approve an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page.  Changes in the Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after we approve the change request.

Insurance coverage will end upon the Insured's death, when we begin to pay the Proceeds, or when the policy reaches the Maturity Date unless it is extended.  Coverage will also end if the policy Lapses.

Temporary Insurance Coverage.  Temporary insurance coverage (of an amount equal to the Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment.  The amount of this initial Premium payment will depend on the initial Specified Amount, your choice of Death Benefit option, and any Riders you elect.  Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement.  If full coverage is denied, the temporary insurance coverage will terminate 5 days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted).  If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect.  Allocation of the initial Net Premium will be determined by the right to examine law of the state in which you live, as discussed above.

Right to Cancel (Examination Right)

For a limited time, commonly referred to as the "free look" period, you may cancel the policy and receive a refund.  The free look period expires 10 days after you receive the policy (or longer if required by state law).  If you decide to cancel the policy during the free look period, return the policy to the sales representative who sold it to you or return it to us at our Home Office along with your written cancellation request.  Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  When you cancel the policy during the free look period,the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If the policy is canceled, we will treat the policy as if it was never issued. If we do not receive your policy at our Home Office by the close of business on the date the free look period expires, you will not be permitted to cancel your policy free of charge.  Within seven days of a cancellation request, we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

Premium Payments

This policy does not require a payment of a scheduled Premium amount to keep it In Force.  It will remain In Force as long as the conditions that cause a policy to Lapse do not exist.  However, we will send scheduled Premium payment reminder notices to you according to the Premium payment schedule shown on the Policy Data Page.  If you decide to make an additional Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $50.  Upon request, we will furnish Premium payment receipts.  You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.

•	We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.

•
We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.  For more information regarding modified endowment contracts, see "Periodic Withdrawals, Non-Periodic Withdrawals and Loans" beginning on page Error! Bookmark not defined..

•	We may require that policy Indebtedness be repaid before we accept any additional Premium payments.

Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed investment option allocations:

1.
we may refuse Premium allocations, including initial Premium, to the Fixed Account and/or Long-Term Fixed Account that would cause the total value of amounts allocated to the fixed investment options to exceed 50% of your policy's total Cash Value; and

2.	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, will not be permitted:

a.
to exceed $500,000 in any twelve month period (determined on a rolling basis considering any Premium payment allocations during the twelve months prior to the Valuation Period during which we receive a Premium payment); and/or

b.	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.

We may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time.  Generally, this right will be invoked when interest rates are low by historical standards.

Cash Value

We will determine the Cash Value at least monthly.  At the end of any given Valuation Period, the Cash Value is equal to the sum of:

•	the value of the Accumulation Units allocated to the Sub-Accounts;

•	amounts allocated to the fixed investment options, including credited interest; and

•	amounts allocated to the policy loan account, including credited interest.

Surrenders and policy charges and deductions will reduce the Cash Value.  Thus, the Cash Value will fluctuate daily and there is no guaranteed Cash Value.  Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.  The loan account is part of our General Account and will not be affected by the Investment Experience of the Sub-Accounts. While they are each part of our general account, the fixed investment options and the loan account may be credited interest at different rates. If the policy is surrendered, the Cash Value will be reduced by the amount of any outstanding policy loans and unpaid charged interest in the loan account to calculate the Cash Surrender Value.

Persistency Credit.  Your policy is eligible for a persistency credit if it is maintained through the eligibility date we state on your Policy Data Page.  Eligibility dates will vary based on the issue age of the Insured as follows:

Issue Age	Persistency credit eligibility begins on policy anniversary
25 and younger	20
26	19
27	18
28	17
29	16
30	15
31	14
32	13
33	12
34	11
35 and older	10

Persistency credit eligibility ends immediately upon termination of the policy.  For more information on termination of the policy, see the "Terminating the Policy" section of this prospectus.

The persistency credit will be paid if the expense, mortality, investment, and persistency experience for all policies issued under this prospectus is at least as favorable as we assumed when the policies were issued.  Currently, the persistency credit percentage we expect to pay on a monthly basis is 0.0208% (0.25% annualized) of your policy's Cash Value allocated to variable Sub-Accounts.  This percentage is not guaranteed and it will vary based on the extent to which the expected experience is realized.  The percentage paid will be determined and applied on a uniform and non-discriminatory basis.  Any credit already paid will not be subject to recapture for any reason.  For tax purposes, the persistency credit is considered Investment Experience, not premium.

We may discontinue offering this credit on a prospective basis for new issues at any time.

The persistency credit, if payable, will be calculated and applied as described below:

•	Beginning on the eligibility date stated in your Policy Data Pages, and on each monthly anniversary thereafter, we credit your policy with the persistency credit.

•
The monthly credit is equal to the persistency credit percentage multiplied by your policy's Cash Value allocated to the variable account, plus any Net Premium applied to the variable account that day, but after any loan, transfer, or surrender requests are processed, on the applicable monthly anniversary.

•	The monthly credit is calculated before we process any monthly deductions. The credit is added proportionately to your investment options according to your most recent allocation instructions.

There is no separate additional charge for this persistency credit feature.  If a persistency credit is paid, we provide it through a reduction in our profit.

Changing the Amount of Insurance Coverage

After the first policy year, you may request to change the Specified Amount.  However, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least 3 months.  Changes to the Specified Amount will typically alter the Death Benefit.  For more information, see "Changes in the Death Benefit Option," beginning on page 37.

Any request to increase the Specified Amount must be at least $50,000 and the Insured must be Attained Age 85 or younger at the time of the request.  An increase in the Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.   An additional Underwriting and Distribution Charge and Surrender Charge schedule will also apply whenever you increase the Base Policy Specified Amount.   An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy.  To increase the Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.

You may request to decrease the Specified Amount.  We apply Specified Amount decreases to the most recent Specified Amount increase, and continue applying the decrease backwards, ending with the original Specified Amount.  Decreases to the Specified Amount may decrease the dollar amount of policy charges calculated per $1,000 of Specified

Amount or Net Amount at Risk (including any rider charges so calculated), depending on the death benefit option elected and the amount of the Cash Value.  Decreases may also result in a surrender charge being assessed.  For more information, see "Surrender Charges" beginning on page 20.

We will deny any request to reduce the Specified Amount below the minimum Specified Amount shown on the Policy Data Page.  We will also deny any request that would disqualify the policy as a contract for life insurance.  To decrease the Specified Amount, you must submit a written request to our Home Office.

Changes to the Specified Amount will become effective on the next monthly policy anniversary after we approve the request  unless you request and we approve a different date.  We reserve the right to limit the number of Specified Amount changes to 1 increase and 1 decrease each policy year.

Right of Conversion

Within 24 months of the Policy Date, you may elect by written request to transfer 100% of your Cash Value in the Sub-Accounts and Long-Term Fixed Account into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.  For more information see "Fixed Investment Option Transfers."  To invoke this right, you must submit your request to our Home Office on our specified forms.  This election is irrevocable.

Once your request has been processed your policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate.  In addition, the following will apply after conversion:

•
transfers out of the Fixed Account will no longer be available and your policy will no longer be able to participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account;

•
the asset rebalancing service and dollar cost averaging programs will no longer be available for election.  If asset rebalancing and/or dollar cost averaging were elected prior to your request these programs will terminate;

•	Mortality and Expense Risk Charges will no longer be deducted after conversion because they are only deducted from Cash Value allocated to the Sub-Accounts; and

•
all other benefits, services, Riders, and charges, including loans and full and partial surrenders, will continue and/or continue to be available after your request for conversion, subject to the terms applicable prior to your request for conversion.

Exchanging the Policy

You may request to exchange the policy for another policy, offered by us at the time, that is a plan of permanent fixed life insurance.  This is not a contractual right of the policy and we may refuse such a request.  To make an exchange with us you will surrender this policy and use its Cash Surrender Value to purchase the new policy we underwrite on the Insured's life, subject to: (i) our approval and; (ii) the Insured (a) satisfies our underwriting standards of insurability and (b) you pay all costs associated with the exchange.  You may transfer Indebtedness to the new policy.

You must submit your exchange request to our Home Office on our specified forms.  The policy must be In Force and not in a Grace Period.  The exchange may have adverse tax consequences.  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.  A surrender charge may be assessed at the time of the exchange.  For more information regarding whether a surrender charge will apply, see "Surrender Charges" beginning on page 20.

Terminating the Policy

There are several ways that the policy can terminate.  You may surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences).  Coverage under the policy will end when we receive your written request to surrender the policy at our Home Office.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.

Assigning the Policy

You may assign any rights under the policy while the Insured is alive, subject to our approval.  If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing and will become effective on the date we record it at our Home Office.  Your assignment will be subject to any outstanding policy loans.

Reminders, Reports, and Illustrations

Upon request, we will send you scheduled Premium payment reminders and transaction confirmations.  We will also send you semi-annual and annual reports that show:

•	the Specified Amount;

•	minimum monthly Premiums;

•	Premiums paid;

•	all charges since the last report;

•	the current Cash Value;

•	the Cash Surrender Value; and

•	Indebtedness.

Confirmations of individual financial transactions, such as transfers, partial Surrenders, loans, etc., are generated and mailed automatically.  Copies may be obtained by calling our service center or submitting a written request.  You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send these reminders and reports to the address you provide on the application unless directed otherwise.   At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s).  Household delivery will continue for the life of the policies.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Standard Policy Charges

We will take deductions from Premium payments and/or the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the charges assessed under the policy.  We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.   These charges are assessed by redeeming Accumulation Units.  The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.   If you have a policy loan, a complete description of how interest credited and charged results in costs to you is described in the "Policy Loans" section of this prospectus.

Sales Load

We deduct the Sales Load (as part of the Premium Load) from each Premium payment to compensate us for our sales expenses.  The current (and guaranteed maximum) Sales Load is $25 per $1,000 of Premium.  This charge is assessed in all policy years.

We may waive the Sales Load on the initial Premium paid into this Policy as part of a sponsored exchange program to another policy we offer through Nationwide Life and Annuity Insurance Company or our parent company, Nationwide Life Insurance Company, as permitted under the securities laws and/or rules or by order of the Securities and Exchange Commission.

Premium Taxes

We deduct Premium Taxes (as part of the Premium Load) from each Premium payment to reimburse us for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%).  The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium.  This amount is not the actual amount of the tax liability we incur.  It is an estimated amount.  If the actual tax liability is more or less, we will not adjust the charge retroactively.

A Note on the Premium Load. We deduct a Premium Load from each Premium payment to partially reimburse us for our sales expenses and Premium taxes, and certain actual expenses, including acquisition costs.  The Premium Load also provides revenue to compensate us for assuming risks associated with the policy, and revenue that may be a profit to us.

Short-Term Trading Fees

Some mutual funds offered in the policy may assess (or reserve the right to assess) a short-term trading fee (sometimes called "redemption fee" by the mutual fund) in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus).  Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to "Appendix A" in this prospectus.

If a Short-Term Trading Fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the Short-Term Trading Fee from that policy owner's Sub-Account value.  All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the Short-Term Trading Fees, including:

•	scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs;

•	policy loans;

•	full or partial surrenders; or

•	payment of the Proceeds.

New share classes of certain currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.

Illustration Charge

Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration.  However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested.  Any Illustration Charge must be paid in cash at the time of the illustration request.  The Illustration Charge will not be deducted from the policy's Cash Value.

Partial Surrender Fee

Currently, we do not deduct a Partial Surrender Fee, which would compensate us for the administrative costs associated with calculating and generating the surrender amount.  However, we may, in the future, assess a Partial Surrender Fee.  The Partial Surrender fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.  Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Surrender Charges

We deduct a Surrender Charge from the Cash Value if you surrender or Lapse the policy.  Also, if you increase the Base Policy Specified Amount, and then reduce the Base Policy Specified Amount to less than it was before the increase, we will deduct a Surrender Charge from the Cash Value.  The Surrender Charge is assessed to compensate us for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records.  Thus, the Surrender Charge is comprised of two components: the underwriting component and the sales component.

The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor.  (The administrative target factor is actuarially derived and is used to determine how much we should charge per Premium payment for underwriting expenses.)  The administrative target factor varies by the Total Specified Amount and the Insured's age when the policy was issued.  A table showing the Administrative Target Factors by issue age and Total Specified Amount can be found in the "Maximum Surrender Charge Calculation" section of the Statement of Additional Information to this prospectus.

The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all Premium payments you made during the first policy year.  The surrender target factor is actuarially derived and is used to determine how much we should charge per Premium payment for sales expenses.  The surrender target factor varies by the Insured's sex and the Insured's age when the policy was issued.  A table showing the Surrender Target Factors by issue age and sex can be found in the "Maximum Surrender Charge Calculation" section of the Statement of Additional Information to this prospectus.

The initial Surrender Charge is the sum of the underwriting component and a percentage (that varies by issue age, sex, Specified Amount, and Death Benefit option, and ranges between 21% to 85%) of the sales component.  A table showing the applicable Surrender Charge Percentage by issue age, sex, Total Specified Amount, and Death Benefit option can be found in the "Maximum Surrender Charge Calculation" section of the Statement of Additional Information to this prospectus.

Generally, surrender charges will be greater for Insureds who are older or in poor health and less for Insureds who are younger or in good health.  For a given Insured, larger Specified Amounts will produce greater surrender charges.  In addition, surrender charges will increase with the amount of Premium you pay in the first policy year, or first year after a Specified Amount increase, up to the dollar amount produced by the calculation in (1) of the sales component description above, which represents the maximum surrender charge we are permitted by law for this policy. Beyond this point increasing the first year Premium you pay will not impact your surrender charges.

When considering the potential impact of surrender charges, you should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  Attempting to minimize your surrender charges by choosing a lower Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance your policy could lapse.  You should consult with your registered representative and carefully weigh all relevant benefit and charge factors together with your goals in purchasing this policy.

Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:

Reduction of Surrender Charges

Policy year calculated from the Policy Date or effective date of Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	100%
3	100%	95.0%
4	100%	95.0%
5	95.0%	80.0%
6	85.0%	65.0%
7	70.0%	60.0%
8	52.0%	45.0%
9	30.0%	30.0%
10	8.3%	8.3%
11 and thereafter	0.0%	0.0%

Each increase to the Base Policy Specified Amount (referred to as Specified Amount segments) will have its own Surrender Charge.  The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal your total Surrender Charge.

If the Death Benefit is changed from Death Benefit Option 1 or 3 to Death Benefit Option 2 the applicable initial Surrender Charge is recalculated assuming that, at the time a Base Policy Specified Amount segment of coverage originally became effective, the Death Benefit Option was Death Benefit Option 2.  The adjusted surrender charge will apply from the effective date of the Death Benefit Option change for the remaining applicable Surrender Charge period.  This results in a reduction of the applicable Surrender Charge for each segment in effect at the time of the Death Benefit Option change.

See Appendix C for more information and examples showing how the Surrender Charge is calculated.

Any Surrender Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us, as described in the "Exchanging the Policy" section beginning on page 18, subject to the following:

•	the exchange and waiver will be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not invoked either of these Riders:

1.	Premium Waiver Rider;

2.	Waiver of Monthly Deductions Rider; or

3.	Long-Term Care Rider.

Cost of Insurance Charge

We deduct a Cost of Insurance Charge from the policy's Cash Value on the Policy Date and on each monthly anniversary of the Policy Date to compensate us for providing expected mortality benefits, and to reimburse us for certain actual expenses, including acquisition costs and state and federal taxes.  This charge also provides revenue to compensate us for assuming certain risks associated with the policy, and revenue that may be profit to us. The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate.  The cost of insurance rate will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Total Specified Amount.  The cost of insurance rates are based on our expectations as to future mortality and expense experience.

There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase.  The cost of insurance rates will never be greater than those shown on the Policy Data Pages .

Flat Extras and Substandard Ratings.   As part of our underwriting process, we may inquire about the occupation and activities of the Insured.  If the activities or occupation of an Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the Cost of Insurance Charge called a " Flat Extra. "   The Flat Extra accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured.  The Flat Extra is a component of the total Cost of Insurance Charge, so if applied it will be deducted from the Policy ' s Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown in the Policy Data Pages.  In no event will the Flat Extra result in the Cost of Insurance Charge exceeding the maximum charge listed in the Fee Table of this prospectus.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, and any Substandard Ratings and Specified Amount, if their policies have been In Force for the same length of time.  If a change in the cost of insurance rates causes an increase to your Cost of Insurance Charge, your policy's Cash Value could decrease.  If a change in the cost of insurance rates causes a decrease to your Cost of Insurance Charge, your policy's Cash Value could increase.

The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Mortality and Expense Risk Charge

We deduct a monthly Mortality and Expense Risk Charge from the policy's Cash Value allocated to the Sub-Accounts on each monthly anniversary of the Policy Date to compensate us for assuming the risk associated with mortality and expense costs.  This charge also provides revenues to compensate us for assuming certain risks associated with the policy, and revenues that may be profit to us.  The mortality risk is that the Insured will not live as long as expected.  The expense risk is that the costs of issuing and administering the policy will be more than expected.  The Mortality and Expense Risk Charge will be deducted proportionally from your Sub-Account allocations.

The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $3.00 per $1,000 of all variable account Cash Value for all policy years.  Currently, the amount of the Mortality and Expense Risk Charge that is assessed is $0.00.

Administrative Per Policy Charge

We deduct a monthly Administrative Per Policy Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and record-keeping.  Currently, the Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter.  The maximum guaranteed Administrative Per Policy Charge is $25 per month in the first policy year and $10 per month thereafter.

The Administrative Per Policy Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Underwriting and Distribution Charge

We deduct a monthly Underwriting and Distribution Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy.  The Underwriting and Distribution Charge will be assessed for 10 years measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount.

The guaranteed maximum Underwriting and Distribution Charge rates are listed in Appendix D.  The applicable Underwriting and Distribution Charge rate is set on the Policy Date or effective date of any Base Policy Specified Amount increase based on three factors:

(1)	the insured's Attained Age;

(2)	the Death Benefit option in effect; and

(3)	the applicable rate tier based on the Base Policy Specified Amount at the time of determination.

Based on the above three factors, the maximum guaranteed Underwriting and Distribution Charge rates are obtained for an Attained Age 85 Insured with Death Benefit option 2 in effect on the Policy Date or effective date of a Base Policy Specified Amount increase, and are as follows: $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount, $1.01 per $1,000 of Base Policy Specified Amount from $250,000 to $500,000, and $1.01 per $1,000 of Base Policy Specified Amount in excess of $500,000.

Currently, the guaranteed maximum applicable rates are charged.  Refer to Appendix D for a complete list of the applicable rates and examples of how this charge is calculated.

Once set, an applicable rate will not change for the duration of the charge except if the Death Benefit is changed from Death Benefit Option 1 or 3 to Death Benefit Option 2.  If the charge is adjusted for a change in Death Benefit option from Death Benefit Option 1 or 3 to Death Benefit Option 2, the applicable rates will be based on the Insured's age on the Policy Date or increase effective date(s), and will apply from the effective date of the Death Benefit option change.  This results in an increase in the applicable Underwriting and Distribution charge rate.

The Underwriting and Distribution Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.

Mutual Fund Operating Expenses

In addition to the charges listed above, there are also charges associated with the mutual funds in which the Sub-Accounts invest.  While you will not pay these charges directly, they will affect the value of the assets you have allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that we subsequently use to value your Sub-Account units.  Please see the underlying mutual funds' prospectuses for additional information about these charges.  You may request FREE OF CHARGE copies of the prospectus for any of the underlying mutual funds available under the policy.  Information on how to contact us is located on the front page of this prospectus.

Reduction of Charges

The policy may be purchased by individuals, corporations, and other entities.  We may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs.  Where prohibited by state law, we will not reduce charges associated with the policy.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total Premium we expect to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.

We may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges.  If you have questions about whether your policy is eligible for reduction of any charges, please consult with your registered representative for more specific information.  Your registered representative can answer your questions and where appropriate can provide you with illustrations demonstrating the impact of any reduced charges for which you may be eligible.

We may change both the extent and the nature of the charge reductions.  Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex.  The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests that we use non-sex distinct tables.  Thus the policies generally provide different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 135% of first year Premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (135% of first year premiums and 3% of renewal premium after the first year).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.20% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2009 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0.55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Policy Riders and Rider Charges

You may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued.  There may be additional charges assessed for elected Riders.  Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.  For detailed information regarding Rider availability and variations, see "Appendix E:  State variations."

We will assess any Rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.  We may generate a profit from any of the Rider charges.  We begin to deduct monthly Rider charges from your policy's Cash Value on the Policy Date or on the first monthly policy anniversary after the Rider is elected.

Please note: The charge for certain Riders may be treated as a distribution from the policy for income tax purposes.  For a general discussion of the tax treatment of distributions from a policy, see "Taxes, Periodic Withdrawals, Non-Periodic Withdrawals, and Loans," below, and consult with your tax advisor.

Overloan Lapse Protection Rider

The Overloan Lapse Protection Rider prevents the policy from Lapsing due to Indebtedness by providing a guaranteed paid-up insurance benefit.  The Rider is dormant until specifically invoked by the policy owner, at which time the policy is assessed a one-time charge.  Invocation of the Rider enables the policy owner of a substantially depleted policy (due to outstanding loans) to avoid the negative tax consequences associated with lapsing a life insurance policy (consult a qualified tax advisor for more details).  All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). This Rider is not available for policies for which the cash value accumulation life insurance qualification test is elected.  Refer to the Minimum Required Death Benefit section of this prospectus for additional information regarding these tests.

The policy owner is eligible to invoke the Overloan Lapse Protection Rider when outstanding Indebtedness reaches a certain percentage of the policy's Cash Value.  This percentage varies based on the Insured's Attained Age.  The first time the policy's outstanding Indebtedness reaches the percentage that makes the policy eligible for invocation of the Rider, Nationwide will send a letter to the policy owner notifying them of the policy's eligibility to invoke the Rider.  The letter will also describe the Rider, its cost, and its guaranteed benefits.

In addition, the following conditions must be met in order to invoke the Rider:

•	the Insured is Attained Age 75 or older,

•	the policy has been In Force for at least 15 years,

•	the policy's Cash Value is at least $100,000,

•	at the time of policy issuance, you selected the guideline premium/cash value corridor tax test to qualify the policy for life insurance, and

•	based on our records of your Premium payments, the entire cost basis of the policy (for tax purposes) has been withdrawn.

You need not invoke the Rider immediately upon notification of eligibility.  The Rider may be invoked at any time, provided that the above conditions are met and the policy remains In Force.

Please Note:  Election of this Rider may impact other provisions of your Policy including certain other riders.

After Nationwide receives your request to invoke the Rider, Nationwide will adjust the policy, as follows:

1.	If not already in effect, the Death Benefit option will be changed to Death Benefit Option One.

2.
The Specified Amount will be adjusted to equal the lesser of: (1) the Specified Amount immediately before you invoked the Rider, or (2) the Specified Amount that will cause the Death Benefit to equal the minimum required death benefit.

3.
Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).

After the above adjustments are made, the loan balance will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate.  No policy charges will be assessed.  No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender).  Cash Value may not be transferred out of the Fixed Account.  The Death Benefit will be the greater of the Specified Amount or the minimum required death benefit.  The policy will remain as described above for the duration of the policy.

Upon invocation of this Rider, the following riders, if also elected, will terminate:

•	Long-Term Care Rider

•	Spouse Life Insurance Rider

•	Waiver of Monthly Deductions

Invocation of the Overloan Lapse Protection Rider is irrevocable.

Overloan Lapse Protection Rider Charge.  We deduct a one-time Overloan Lapse Protection Rider Charge at the time you invoke the Rider to cover the administrative costs and to compensate us for the risks associated with the Rider's guaranteed paid-up death benefit.  The Overloan Lapse Protection Rider Charge is the product of the policy's Cash Value and an age-based factor shown in the Rider.  The Rider charge varies by the Insured's age and the Cash Value.

The Overloan Lapse Protection Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations. If the Cash Value less Indebtedness is insufficient to satisfy the Overloan Lapse Protection Rider Charge, you cannot invoke the Rider without repaying enough Indebtedness to cover the Overloan Lapse Protection Rider Charge.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Adjusted Sales Load Life Insurance Rider

The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge.  You may elect the number of years (from 1 to 7) that you want the Premium Load replaced.  You will pay a Premium Load on any amount that you do not elect to be replaced by the Rider.  This Rider is only available to purchase at the time of application.

To better understand how this Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.

Adjusted Sales Load Life Insurance Rider Charge.  If you elect this Rider, we will deduct a monthly Adjusted Sales Load Life Insurance Rider Charge to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load.  You should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load.  The monthly charge is the product of your aggregate Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354.  The Rider's charge may vary.  Each Premium payment you make will cause the Rider's charge to increase.  How long the Rider charge is assessed will also vary.  The Rider charge will be assessed for 9 policy years, plus the number of years (from 1 to 7) that you want the Premium Load replaced (with a maximum Rider charge period of 15 years).  However, if you stop making Premium payments during that 1 to 7-year period, the Rider charge will only be assessed for 9 policy years, plus the number of years that you actually made Premium payments.

For example, upon election, you anticipated making Premium payments for 5 years.  Therefore, you expect to have the Rider charge assessed for 14 years (9 years plus 5 years).  However, you actually make your last Premium payment in policy year 3, and do not make any additional Premium payments.  Since you did not get full "use" of the Rider (you only received 3 years worth of Premium Load replacement), we will only assess the Rider charge for 12 policy years (9 years plus the 3 years' worth of benefit you received).

If the policy terminates within the first 10 policy years, we will deduct from the Cash Surrender Value an amount to compensate us for the Premium Load we waived, but were unable to recover as a Rider charge.  The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.

Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and Later	0%

For example, at the time you elected the Rider, you elected to replace the Premium Load for 7 years.  During the 5th policy year, you terminate the policy.  During the 5 years the policy was In Force, you paid $10,000 of Premium.  The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium).  Therefore, we will deduct $240 (60% of $400) from your Cash Surrender Value.

The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Children's Term Insurance Rider

Subject to our underwriting approval, you may purchase term life insurance on any and all of the Insured's children at any time.  If an insured child dies before the Insured dies and before the Maturity Date, the policy pays a benefit to the named beneficiary.  The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or after the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65.  Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability.  The Rider will be effective until the Rider's term expires, until we pay the benefit, or until you terminate the Rider by written request to our Home Office.

Children's Insurance Rider Charge.  If you elect this Rider, we will deduct a monthly Children's Insurance Rider Charge to compensate us for providing term insurance on the lives of each and all of the Insured's children.  The Rider charge is $0.43 per $1,000 of the Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect.  The Rider charge will be the same, even if you request to change the number of children covered under the Rider.  However, we may decline your request to add another child based on our underwriting standards.

The Children's Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations. Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Long-Term Care Rider

The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the Insured is paid a monthly benefit to assist them with the expenses associated with their nursing home care or home health care.  To be able to invoke this Rider, the Insured must be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).  In addition, a 90-day waiting period, referred to as an elimination period, must be satisfied before benefits are paid.  The elimination period can be satisfied by any combination of days of Long-Term Care Facility stay or days of Home Health Care, as those terms are defined in the policy.  These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days.  The elimination period has to be satisfied only once while this Rider is in effect.  The benefit associated with this Rider may not cover all your prospective long-term care costs and will not cover your retrospective long-term care costs.  The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner.  See your tax adviser about the use of this Rider.

Subject to our underwriting approval, you may purchase this Rider at any time.  If you purchase it after the Policy Date, we will require evidence of insurability.  There is a free-look period associated with this Rider.  Within 30 days of receipt of the Rider, you may return it to the sales representative who sold it to you, or to us at our Home Office, and we will void the Rider and refund the related charges.  This Rider will be effective until we have paid the benefit, until you invoke the Overloan Lapse Protection Rider, or until you terminate the Rider by written request to our Home Office.

Decreases in the Base Policy Specified Amount, and/or Additional Term Insurance Rider Specified Amount, if elected, will result in a corresponding decrease in Long-Term Care Rider Specified Amount only if the total Specified Amount is less than the Long-Term Care Rider Specified Amount after the decrease.

When you submit a request for benefits under this Rider, we will determine the amount of your benefit as a monthly amount.  The maximum monthly benefit will be the lesser of:

(1)	2% of Long-Term Care Specified Amount in effect; or

(2)	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.

The maximum lifetime benefit under any combination of Home Health Care benefits and Long-Term Care Facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Base Policy Specified Amount (including coverage under the Additional Term Insurance Rider) minus policy Indebtedness.

You may request to receive a monthly benefit less than the maximum we determine.  Choosing a lesser amount could extend the length of the benefit period.

This Rider will terminate when we have paid the maximum lifetime benefit, you invoke the Overloan Lapse Protection Rider, you terminate the Rider by written request to our Home Office, or you terminate your policy.

While benefits are being paid under the Rider, the Long-Term Care Rider charges will be waived for the duration of the Rider benefit payment period.  While receiving Rider benefits, loans or partial withdrawals are not permitted.

Long-Term Care Rider Charge.  If you elect this Rider, we will deduct a monthly Long-Term Care Rider Charge to compensate us for providing long-term care benefits upon the Insured meeting certain eligibility requirements.  The Rider charge is the product of the Rider's Net Amount At Risk and a long-term care cost of insurance rate.  Because this Rider has no Cash Value, we define its Net Amount At Risk as the lesser of the Rider's Specified Amount and the policy's Net Amount At Risk.  The long-term care cost of insurance rate is based on our expectations as to your need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states issue age), underwriting class, and any Substandard Ratings.

The Long-Term Care Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations. Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Long-Term Care Referral Service.  If this Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number.  Services include free consultation and tailored information to assist in planning and implementing a care plan.  These services are currently provided through a third party.  There is no separate additional charge for this service.  This service is subject to availability and may be modified, suspended, or discontinued at any time upon thirty days written notice.

Spouse Life Insurance Rider

The benefit associated with the Spouse Rider is a death benefit payable upon the  death of an Insured Spouse to the designated beneficiary (if no beneficiary is designated, the benefit is payable to the Insured).

You may purchase this Rider at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:

•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and

•	the Insured Spouse must be between the Attained Age 18 and 69 at the time this Rider is elected.

Coverage continues until the Rider anniversary on which the Insured Spouse reaches Attained Age 70, or until the Maturity Date, whichever is earliest.  This Rider will be effective until the Rider's term expires, until we have paid the benefit, until you invoke the Overloan Lapse Protection Rider, or until you decide to terminate this Rider by written request to our Home Office.

This Rider has a conversion right.  The Insured Spouse may exchange the Rider's benefit for a level premium, level benefit plan, of whole life or endowment insurance, subject to limitations. Upon conversion, the Cash Value of the Policy to which this Rider is attached will not be affected. No evidence of the Insured's Spouse insurability is required for conversion. The following are required to exercise this conversion right:

(1)	conversion must be applied for in writing;

(2)	you must exercise your conversion right while both:

a.
the Policy and Rider are In Force and not in a grace period (if the Insured under the Policy dies anytime while this Policy and Rider are In Force, conversion must be applied for within 90 days after we receive proof of death for the Insured); and

b.	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;

(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:

a.	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under our issue rules at the time; but

b.	no more than 100% of the Rider Specified Amount.

(4)	the new policy must be for a plan of insurance we are issuing on the date of conversion;

(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;

(6)
the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and

(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and our consent.

The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.

Spouse Life Insurance Rider Charge.  If you elect this Rider, we will deduct a monthly Rider charge to compensate us for providing term insurance on the life of the Insured Spouse.  The Rider charge is the product of the Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate.  We base the Insured Spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured Spouse.  The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Rider's Specified Amount.

The Spouse Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations. Because we deduct the charge associated with this Rider from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Rider's Specified Amount.

Accelerated Death Benefit Rider

The benefit associated with the Accelerated Death Benefit Rider is the ability to accelerate receipt of the Base Policy Specified Amount if the Insured has a terminal illness that:

•	cannot be corrected: and

•	results in the Insured's remaining life expectancy being 12 months or less.

Please note: the receipt of accelerated death benefits may be taxable.  The eligibility of the recipient of the accelerated death benefits to receive Medicaid or other government provided benefits may be adversely impacted.  Prior to accepting accelerated death benefits, you should consult a tax advisor and any social service agencies from which you may be eligible for benefits.

The Rider is elected and attached to the Policy at the time the claim is made and accepted by us.  The date the Rider is effective is the date we accept the claim.  Coverage under the Rider is only applied to the Base Policy Specified Amount. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in Rider Specified Amount.    Accelerated benefits under the Rider are not available on any other Riders that may be part of the Policy.

The following restrictions on coverage apply to the Rider:

•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.

•	The effective date of the Rider must be at least two years before the Maturity Date.

•	Benefit amounts to be accelerated must not be subject to the Policy's incontestability period (2 years from the date coverage is effective).

•	The Base Policy Specified Amount as of the rider effective date must be at least $50,000.

•	The accelerated death benefit may not be used if it is subject under law to any claims of creditors.

Charges Associated with the Rider.  We assess two charges in connection with the Rider, an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the benefit payment to compensate us for claims processing and other administrative expenses.

The Rider charge has two components.  The first component is an interest rate discount. The interest rate discount compensates us for acceleration of the payment of the Base Policy Specified Amount.   It adjusts the Base Policy Specified Amount to its present value.  We show their interest rate discount on the Rider Data Page.

The interest rate used for the interest rate discount will never be greater than 15%.  When we calculate the interest rate, we will use the greater of: (1) the current yield on 90 day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody's Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%.   In the event that of Moody's Corporate Bond Yield- Monthly Average Corporates is no longer published, we will use a substantially similar average, established by your state's insurance Commissioner.

The risk charge component of the Rider charge reflects the premature payment of a portion of the policy's Death Benefit; Cost of Insurance and other policy charges that would have been due during the 12 month period following the Rider Effective Date for coverage corresponding to the Accelerated Death Benefit Payment. The risk charge also covers the risk that the Insured might live longer than a 12-month period and a profit load to the Company. The risk charge is equal to the Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider Data Page. The maximum risk charge percentage is 5%.

Calculation of the Accelerated Death Benefit.  When you make a claim for acceleration of the death benefit, you must elect a percentage of the Base Policy Specified Amount you wish to receive. This elected percentage of the Base Policy Specified Amount is referred to as the Accelerated Death Benefit Rider Percentage, or Rider Percentage. The net amount of the accelerated death benefit is determined by taking the product of the Rider Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; and (3) the product of the Rider Percentage and the sum of all outstanding policy loans.

The benefit is calculated in accordance with the formula below:

ADB = [RP (SA)] – [RC + (RP x OPL) + UP + AEC]

Where:

ADB = Accelerated Death Benefit

RP = The Rider Percentage which is the percentage of the Base Policy Specified Amount you are requesting us to pay prior to the Insured's death.

SA = Base Policy Specified Amount at the time the benefit is calculated

RC = our Rider Charge

OPL = Outstanding Policy Loans on the date the benefit is calculated

UP = any Unpaid Premium which is the amount of any premium that might be due or payable if your policy is in a grace period on the date the benefit is calculated

AEC = our Administrative Expense Charge

Example of how the Accelerated Death Benefit Is Calculated.

Listed below is an example of how an accelerated death benefit would be calculated.

Assume the Base Policy Specified Amount is $100,000 and the Rider Percentage of the Specified Amount is fifty percent (50%).  Also assume that there are aggregate Outstanding Policy Loans in the amount of $10,000 and there is Unpaid Premium of $500.  The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.

Using the above assumptions, here is how the accelerated death benefit would be calculated.

ADB = [50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]

ADB = [$50,000] – [$3,500 + $5,000 + $500 + $250]

                        ADB = [$50,000] – [$9,250]

                        ADB = $40,750

Eligibility and Conditions for Payment.  The following eligibility and conditions apply for payment under the Rider.

•	The Rider only applies to the single Insured under the base policy. The accelerated death benefit coverage does not apply to any insurance elected via Rider under the policy.

•	We must receive your application for benefits under the Rider at our Home Office in a written form that is satisfactory to us.

•
We must receive evidence that is satisfactory to us that the Insured has a non-correctable terminal illness resulting in the Insured having a remaining life-expectancy of 12 months or less.  Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness resulting in a remaining life-expectancy of 12 months or less.  A certifying physician cannot be the Insured, Owner, Beneficiary or a relative of any of these parties.  We may also rely on additional expert medical opinions we obtain at our expense and we may choose to rely on these opinions to the exclusion of the certifying physician in making a payment determination.

Accidental Death Benefit Rider

The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death.  Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed.  Risks not assumed vary by state.  For specific information regarding rider conditions and risks not assumed in the state where your policy was issued, please refer to your rider form and/or consult with your registered representative or call Nationwide's service center.

Subject to our underwriting approval, you may purchase this Rider at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force).  The Rider coverage continues until the Insured reaches Attained Age 70.  This Rider will be effective until the Rider's term expires, until we have paid the benefit, or until you terminate the Rider by written request to our Home Office.

Accidental Death Benefit Rider Charge .If you elect the Rider, we deduct a monthly Accidental Death Benefit Rider Charge to compensate us for providing coverage in the event of the Insured's accidental death.  The Rider charge is the product of the Rider's Specified Amount and the accidental death benefit cost of insurance rate.  We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death.  The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.

The Accidental Death Benefit Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations. Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Premium Waiver Rider

Subject to our underwriting approval, you may purchase this Rider at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).  You may not purchase both this Rider and the Waiver of Monthly Deductions Rider.

The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for 6 consecutive months not caused by a risk not assumed.  Risks not assumed vary by state.  For specific information regarding rider conditions and risks not assumed in the state where your policy was issued, please refer to your rider form and/or consult with your registered representative or call Nationwide's service center.

The amount credited to the policy is the lesser of:

•	the Premium you specified, or

•	the average actual monthly Premiums you paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

The monthly credit applied pursuant to the Rider may not be sufficient to keep your policy from Lapsing.

Purchasing this Rider could help preserve the Death Benefit.

If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured reaches Attained Age 65.  If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for 2 years.  This Rider is effective until the Rider's term expires (unless we are paying a benefit under the Rider) or until you terminate the Rider by written request to our Home Office.

Premium Waiver Rider Charge.  If you elect this Rider, we will begin deducting a monthly Premium Waiver Rider Charge to compensate us for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for 6 consecutive months.

The Rider charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate.  We base the premium waiver cost rate on our expectations as to likelihood of the Insured's total disability for 6 consecutive months.  The premium waiver rider monthly rates are established at issue and will not change while the rider remains In Force.  At issue or upon reinstatement, rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.

The Premium Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations. Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Change of Insured Rider

This Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees.  The Rider is not available to individuals outside of these limited business purposes.  The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and other conditions.  The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.

The amount of insurance coverage after the change date shall be the total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code and (2) such specified amount equals or exceeds the minimum total Specified Amount shown on the Policy Data Pages.  You may elect this rider at the time of application or at any time while the policy is In Force.  Coverage on the new Insured will become effective on the change date.  Coverage on the previous Insured will terminate on the day before the change date.  The change date is the first monthly anniversary on or next following the date the change of insured conditions are met.  The Policy Date will not change.

Change of Insured Conditions:

1.	At the time of the change, the new Insured must have the same business relationship to the Owner as did the previous Insured.

2.	The new Insured may be required to submit evidence of insurability to us.

3.	The new Insured must satisfy our underwriting requirements.

4.	The policy must be In Force and not be in a grace period at the time of the change.

5.	The new Insured must have been at least age eighteen on the Policy Date.

6.	The Owner must make written application to change the Insured.

The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.  However, it will have no impact on the policy's Specified Amount .  You may elect this Rider at any time.

Change of Insured Rider Charge.  There is no charge associated with the Change of Insurance Rider.

Additional Term Insurance Rider

The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.

Subject to our underwriting approval, you may purchase this Rider at any time while the policy is In Force until the Insured reaches Attained Age 85.  If you purchase this Rider after the Policy Date, we will require evidence of insurability.  The Rider benefit amount may vary monthly and is based on the chosen Death Benefit.  You may renew coverage annually until the Insured reaches Attained Age 120, when this Rider's term expires.

Before deciding whether to purchase the Additional Term Insurance Rider it is important for you to know that when you purchase this Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time.  There are instances where the Additional Term Insurance Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require increased Premium when compared to not purchasing the Rider at all.

There are also some distinct disadvantages to purchasing the Rider, such as not being able to extend the Maturity Date for coverage under the Rider (resulting in a loss of coverage at maturity).  Another disadvantage is the base policy guaranteed policy continuation provision will only cover the Additional Term Insurance Rider for the first five policy years.  If the base policy provides a Death Benefit Guarantee Period longer than five policy years, this Rider will cease to be covered after the end of the fifth policy year.  See the Guaranteed Policy Continuation Provision in the Lapse section of this prospectus for additional information.

If you have questions about whether the Rider is appropriate for you, please consult your registered representative for more specific information on this Rider and its potential benefits.  Your registered representative can answer your questions and provide you with illustrations demonstrating the impact of purchasing coverage under the Rider.

Additional Term Insurance Rider Charge.  If you elect this Rider, we will deduct a monthly Additional Term Insurance Rider Charge to compensate us for providing term life insurance on the Insured.  The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider Death Benefit.  The Rider Death Benefit will be equal to the difference between the total death benefit and the base policy death benefit.  We base the Additional Term Insurance Rider cost of insurance rate on our expectation as to the Insured's mortality.  The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.

The Additional Term Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations. Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.

Waiver of Monthly Deductions Rider

Subject to our underwriting approval, you may purchase this Rider at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force).  You may not purchase both this Rider and the Premium Waiver Rider.

The benefit associated with the Waiver of Monthly Deductions Rider is a benefit (in the form of a credit or expense waiver) to assist the policy owner with policy expenses upon the Insured's disability for 6 consecutive months not caused by a risk not assumed.  Risks not assumed vary by state.  For specific information regarding rider conditions and risks not assumed in the state where your policy was issued, please refer to your rider form and/or consult with your registered representative or call Nationwide's service center.

The benefit takes the form of a waiver of the policy's monthly charges.

Note: This Rider's benefit alone may not be sufficient to keep your policy from Lapsing.  Therefore, you may need to make additional premium payments to prevent Lapse even while the Rider's benefit is being paid.  However, while the Rider's benefit is being paid, it will cost you less on a monthly basis to keep the policy In Force.

How long the benefit lasts depends on the Insured's age at the beginning of the total disability.  If the Insured's total disability begins before the Insured reaches Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until you invoke the Overloan Lapse Protection Rider.  If the Insured's total disability begins when the Insured is between the Attained Ages of 60 and 63, the benefit continues until the Insured reaches Attained Age 65.  If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for 2 years.

Waiver of Monthly Deductions Rider Charge.  If you elect this Rider, we will deduct a monthly Waiver of Monthly Deductions Rider Charge to compensate us for waiving the policy's monthly charges upon the Insured's total disability for 6 consecutive months.  The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate.  We base the waiver of monthly deductions cost rate on our expectations as to the likelihood of the Insured's total disability for 6 consecutive months.  The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.

The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from your Sub-Account allocations, Fixed Account allocations, and Long-Term Fixed Account allocations. Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date you request, or if that date has passed or no date is specified, then at the end of the Valuation Period during which we receive your request.  There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events.  We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.

Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time.  Policy owners may direct us to automatically transfer specific amounts from the Fixed Account and the:

Ivy Funds Variable Insurance Portfolios, Inc.
•	Money Market
Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other Sub-Account.  Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time you elect to participate in the program.  These funds may or may not be available depending on when you purchased this policy.  Please refer to "Appendix A: Sub-Account Information" for details on fund availability.

We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.

We will notify you in writing 30 days before we do so.

Enhanced Dollar Cost Averaging. Periodically, we may offer enhanced dollar cost averaging programs.   When offered, these programs will be available only at the time of application.  All or a portion of the initial Premium may be applied to a program.  Subsequent Premium is not eligible for inclusion in the program.   Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations.  Enhanced dollar cost averaging programs will last for 1 year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:

Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount

Asset Rebalancing

You may elect to participate in an asset rebalancing program.  Asset rebalancing involves the automatic rebalancing of the Cash Value in your chosen Sub-Accounts (up to 20) on a periodic basis.  You can schedule asset rebalancing to occur every 3, 6, or 12 months on days when we price Accumulation Units.  There is no charge for asset rebalancing, and it does not count as a transfer event.  Cash Value in the Long-Term Fixed Account is not eligible for asset rebalancing and assets may not be rebalanced into the Long-Term Fixed Account.

You may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form.  Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program.  Manual transfers will not automatically terminate the program.  Termination of asset rebalancing will only occur as a result of your specific instruction to do so.  We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

Automated Income Monitor

Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost.  This program is only available to policies that are not Modified Endowment Contracts.

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of their policy.  The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans.  Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood your policy will lapse.  Before requesting the Automated Income Monitor program, please consult with your financial and tax advisors.

You can obtain an Automated Income Monitor election form by contacting your registered representative or our service center.  At the time of application for a program, we will provide you with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value and Death Benefit.  You must submit this illustration along with your application.  Programs will commence at the beginning of the next monthly anniversary after we receive your election form and illustration. On each Policy Anniversary thereafter we will provide an updated In Force illustration to assist you in determining whether to continue, modify, or discontinue an elected program based on your goals.  You may request modification or termination of a program at any time by written request.

Your program will be based on your policy's Cash Surrender Value at the time of election, each succeeding Policy Anniversary, and the following elections:

1.      Payment type:

a.
Fixed Amount:  If you elect payments of a fixed amount, the amount you receive will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and your policy's Investment Experience; or

b.
Fixed Duration:  If you elect payments for a fixed duration, the amount you receive during the first year will be based on the illustration assumptions below.  After the first year, the amount will vary based on the illustration assumptions below and policy Investment Experience to maintain the elected duration.

2.      Illustration assumptions:

a.	an assumed variable rate of return you specify from the available options stated in the election form;

b.
minimum Cash Surrender Value you target to have remaining on your policy's Maturity Date, or other date you specify.  This dollar amount is used to calculate available income.  It is not guaranteed to be the Cash Surrender Value on the specified date;

c.
you may also request a change of death benefit option from Death Benefit Option 2 to Death Benefit Option 1, or a decrease in Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and

d.	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.

Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations.  However, larger payments or longer duration may increase the likelihood your policy will lapse.

You are responsible for monitoring your policy to prevent lapse.  We will provide annual In Force illustrations based on your then current Cash Surrender Value and your elected illustration assumptions to assist you in planning and preventing lapse.  You may request modification or termination of a program at any time by written request.

Automated Income Monitor programs are subject to the following additional conditions:

1.	To prevent adverse tax consequences, you authorize us to make scheduled payments via policy loan when:

a.	your policy's cost basis is reduced to zero;

b.	a partial surrender within the first 15 policy years would be a taxable event;

c.	or to prevent your policy from becoming a MEC. See, "When the Policy is Life Insurance that is a Modified Endowment Contract" in the "Taxes" section of this prospectus for additional information.

Note:  Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans.  Refer to the "Partial Surrenders" and "Policy Loans" sections of this prospectus for additional information.

2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.

3.	Programs will terminate on the earliest of the following:

a.	our receipt of your written request to terminate participation;

b.	at the time your policy enters a grace period or terminates for any reason;

c.	at the time of a requested partial surrender or policy loan outside the program;

d.	upon a change of policy owner;

e.	one of the following riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider; or the Long-Term Care Rider;

f.	for income based on a fixed duration, the end of the period you specify at the time of election;

g.	on any Policy Anniversary when your then current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption you specify;

h.	at any time the scheduled partial surrender or policy loan would cause your policy to fail to qualify as life insurance under Section 7702 of the Code, as amended; or

i.	your Policy's Maturity Date.

We will notify you upon termination of your Automated Income Monitor program due to one of the above events.  In addition, we may modify, suspend or discontinue Automated Income Monitor programs at any time.  We will notify you in writing 30 days before we do so.

Insured Wellness Program

The Insured under a policy will be provided access to an internet based health assessment and wellness program.  This service is provided through an affiliated third party provider.  There is no separate additional charge for this service.

Upon issuance of a policy, the Insured will receive written notice of their eligibility and instructions for accessing the health assessment and wellness program web site.  In order to access the wellness program features, the Insured must first complete a confidential health assessment by entering information about current health, medical history, occupation, and lifestyle choices.  Once the health assessment is complete, the Insured will receive a report identifying risk factors and providing suggestions for lifestyle improvements to mitigate identified health risks.

Wellness program features to which the Insured will have access:

•	lifestyle management self-directed educational programs, e.g. nutrition management, stress management, tobacco cessation management;

•	health library, which is a searchable database for health topics, medical tests and medications;

•	health tools, e.g. drug checker to understand potential adverse interaction of multiple drugs, stress assessment, target heart rate calculator; and

•	database of healthy recipes.

This service is subject to availability and may be modified, suspended, or terminated at any time upon thirty days written notice.

Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take a loan against the policy's Cash Value.  Loan requests must be submitted in writing to our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest Charged

Subject to conditions, you may take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the fixed investment options less any Surrender Charge.  The minimum loan amount is $200.

We charge interest on the amount of outstanding Indebtedness at the maximum guaranteed rate of 3.90% per annum.  The interest will accrue daily and is payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's Death, a policy Lapse , or a full surrender.  If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

Collateral and Interest Earned

As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the policy loan account.  Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.  Finally, we will only transfer amounts from the Long-Term Fixed Account if your allocations to the Sub-Accounts and the Fixed Account are depleted.

Amounts in the policy loan account will accrue and be credited daily interest at a rate of 3.0% per annum (guaranteed minimum of 3.0%) in all policy years.

Net Effect of Policy Loans

We will charge interest on the outstanding loan amount and credit interest to the policy loan account at the same time.  In effect, the loan interest charged rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.  The maximum and current charges shown in the Periodic Charges Other Than Mutual fund Operating Expenses table do not reflect the interest that is credited to amounts in the loan account.  When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated in the table.

The amount transferred to the loan account is part of our general account and will not be affected by the Investment Experience of the Sub-Accounts. The loan account is credited interest at a different rate than either of the fixed investment options.  Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

Repayment

You may repay all or part of a policy loan at any time while the policy is In Force during the Insured's lifetime.  The minimum repayment amount is $50.  If any portion of an outstanding loan balance has been transferred from the Long-Term Fixed Account, loan repayments will first be allocated to the Long-Term Fixed Account.  Once any outstanding loan balance attributable to the Long-Term Fixed Account has been repaid, loan repayment allocations to the Long-Term Fixed Account will not be permitted:

1.
to exceed $500,000 in any twelve month period (determined on a rolling  basis considering any loan repayment allocations during the twelve months prior to the Valuation Period during which we receive a loan repayment); and/or

2.	if, at the time the loan repayment is received, it would cause the policy's Cash Value allocated to the Long-Term Fixed Account to exceed $1,000,000.

We may also require that any portion of an outstanding loan transferred from the Fixed Account must be allocated to the Fixed Account.  We will then apply all loan repayments according to the allocation in effect at the time the payment is received, unless you indicate otherwise, and subject to the Long-Term Fixed Account restrictions above.  While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you indicate otherwise.  Repaying a policy loan will cause the Death Benefit proceeds and net Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges.  You can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, or, if elected, you can invoke the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness.  Before any Lapse, there is a Grace Period during which you can take action to prevent the Lapse.  Subject to certain conditions, you may reinstate a policy that has Lapsed.

Guaranteed Policy Continuation Provision

The policy provides for a guaranteed policy continuation period referred to as the "Death Benefit Guarantee Period" and shown on the Policy Data Pages.  During the Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, you have paid an amount of Premium, reduced for any Indebtedness, partial surrenders, and/or Returned Premium, equal to or greater than the sum of the Monthly Death Benefit Guarantee Premium in effect for each respective month since your policy was issued.

If you make any changes to your policy after it is issued, including any policy loans or partial surrenders, increases or decreases the Specified Amount, adding or terminating a rider, and/or changing your death benefit option, your Monthly Death Benefit Guarantee Premium may change.  A change will result in reissued Policy Data Pages. Your current Monthly Death Benefit Guarantee Premium will be shown on the most recent version of the Policy Data Pages issued.  Upon request and for no charge, we will determine whether your Premium payments, minus any Indebtedness, partial surrenders, and/or Returned Premiums, are sufficient to keep the Guaranteed Policy Continuation Provision in effect.   For free assistance in determining if your policy meets the requirements of this provision, contact us using the phone number or address listed on the front page of this prospectus.

The Monthly Death Benefit Guarantee Premium required will vary by the Insured's issue age, sex, underwriting class, any Substandard Ratings, the Insured's involvement in certain risky activities, the Specified Amount (including increases), and any Riders elected.

When the Death Benefit Guarantee Period ends, if the Cash Surrender Value is insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin.  There is no separate additional charge for the guaranteed policy continuation provision.

Grace Period

At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy.  This amount is equal to the lesser of 3 times the current monthly deductions, or the amount of Premium that will bring the guaranteed policy continuation provision back into effect, if applicable.  If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.

The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

You may reinstate a Lapsed policy by:

•	submitting, at any time within 3 years after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

•	providing any evidence of insurability that we may require;

•
paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

(a)	is the amount of Premium sufficient to keep the policy In Force for 3 months from the date of reinstatement; and

(b)	is the amount of Premium sufficient to bring the guaranteed policy continuation provision into effect;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

Subject to satisfactory evidence of insurability, you may also reinstate any Riders.

The effective date of a reinstated policy, (including any Riders) will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

•	the Cash Value at the end of the Grace Period; or

•	the Surrender Charge corresponding to the policy year in which the policy is reinstated.

We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive.  The Cash Surrender Value equals the policy's Cash Value minus any Indebtedness and the Surrender Charge.  A surrender will be effective as of the date we receive the policy and your written surrender request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to six months.

Policy Restoration after a Full Surrender.   Prior to the Insured ' s death, we will permit restoration of a surrendered policy pursuant to the established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e. use of the Proceeds from a surrendered policy to purchase a new policy).  Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges.

For additional information and a description of our current policy restoration requirements and procedures see the " Policy Restoration Procedure " section of the Statement of Additional Information to this prospectus or contact us.  The Statement of Additional Information is available free of charge and can be obtained using the contact information on the front page of this prospectus.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year.  Currently, we do not assess a Partial Surrender Fee.  However, we reserve the right to assess a Partial Surrender Fee to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered.  If assessed, this fee will be deducted proportionally from your Sub-account allocations, Fixed Account allocation, and the Long-Term Fixed Account.

We reserve the right to limit the number of partial surrenders to 1 per policy year.  The minimum amount of any partial surrender request is $200.  In policy years 2-10, the maximum amount of a partial Surrender in any given policy year is equal to 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial Surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions.  Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:

1.      Mortality and Expense Risk Charge; plus

2.      Administrative Charges; plus

3.	the monthly cost of any additional benefits provided by any Riders; plus

4.	the Base Policy Specified Amount Cost of Insurance.

A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code.  Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.

If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender.  If there are insufficient Accumulation Units available, we will surrender amounts from the Fixed Account.  Only if there is insufficient value in the Sub-Accounts and the Fixed Account will we surrender amounts allocated to the Long-Term Fixed Account.  In addition, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any twelve month period is limited to the greater of:

(1)	$5,000; or

(2)
10% of the Cash Value in the Long-Term Fixed Account determined as of the monthly policy anniversary, coinciding with or last preceding the date twelve months prior to the beginning of the Valuation Period during which we receive your request.  (If your request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.)

Reduction of the Specified Amount due to a Partial Surrender.  When you take a partial surrender, we will reduce the Specified Amount to keep the Net Amount At Risk the same as before the partial surrender, if necessary.  The policy's charges going forward will be based on the new Specified Amount causing the charges to be lower than they were prior to the partial surrender.

Any reduction of the Specified Amount will be made in the following order: against the most recent increase in the Specified Amount, then against the next most recent increases in the Specified Amount in succession, and finally, against the initial Specified Amount.

The Death Benefit

Calculation of the Death Benefit

We will calculate the Death Benefit and pay it to the beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount.  The Death Benefit will depend on which Death Benefit option you have chosen and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are 3 Death Benefit options under the policy.  You may choose one.  If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Death Benefit Option One.  The Death Benefit will be the greater of the Specified Amount or the Minimum Required Death Benefit.

Death Benefit Option Two.  The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death, or the Minimum Required Death Benefit.

Death Benefit Option Three.  The Death Benefit will be the greater of the Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the date of the Insured's death), or the Minimum Required Death Benefit.

The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option Three Interest Rate and is stated on the Policy Data Page.  The amount of the accumulated premium account will be no less than zero or more than the Death Benefit Option Three Maximum Increase, which is a limit or "cap" placed on the amount the Death Benefit may be increased by the accumulated premium account when Death Benefit Option Three is elected.  The Death Benefit Option Three Maximum Increase is stated on the Policy Data Page.

The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.  At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.  If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex, and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

In deciding which test to elect for your policy, you should consider the following:

•
The cash value accumulation test generally allows flexibility to pay more premium, subject to our approval of any increase in the policy's Net Amount At Risk that would result from higher premium payments.  Premium payments under the guideline premium cash value corridor test are limited by Section 7702 of the Code.

•
Generally, the guideline premium cash value corridor test produces a higher death benefit in the early years of the policy while the cash value accumulation test produces a higher death benefit in the policy's later years.

•	Monthly cost of insurance charges that vary with the amount of the death benefit may be greater during the years when the elected test produces a higher death benefit.

Consult a qualified tax adviser on all tax matters involving your policy.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes in the Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option One to Death Benefit Option Two, or from Death Benefit Option Two to Death Benefit Option One.  You may not change to Death Benefit Option Three.  However, you may change from Death Benefit Option Three to Death Benefit Option One or Death Benefit Option Two.  We will permit only 1 change of Death Benefit option per policy year.  The effective date of a change will be the monthly policy anniversary following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least 3 months.

Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same.  The policy's charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change.  In addition, if the change is from Death Benefit Option 1 or 3 to Death Benefit Option 2, there will be adjustments to the Underwriting and Distribution Charge and Surrender Charges.  Refer to the Standard Policy Charges, Appendix C: Surrender Charge Examples and Appendix D: Underwriting and Distribution Charge Rates and Examples section of this prospectus.

We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date, and, in some states, within 2 years from a reinstatement date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date, and, in some states, within 2 years from a subsequent reinstatement date.

Suicide

If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date, and, in some states, within 2 years a reinstatement date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Specified Amount, and, in some states, within 2 years from a subsequent reinstatement date, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Specified Amount that has been In Force for a shorter period.

Policy Maturity

The Maturity Date of the policy will automatically be extended until the Insured's date of death if the policy is In Force on the Maturity Date, unless you elect otherwise.  Refer to the Extending the Maturity Date section below for additional information.

If you elect not to extend the Maturity Date, we will pay the Proceeds to you, generally, within 7 days after we receive your written request at our Home Office.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed investment options.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

The primary purpose of Maturity Date extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken.  See, "Surrendering the Policy; Maturity," in the "Taxes" section of this prospectus for additional information.

Assuming you have no outstanding loans on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the Proceeds at maturity.

Extending the Maturity Date

During this Maturity Date extension, you will still be able to request partial surrenders, and, if elected, the Long-term Care Rider will remain in effect (though you will not be charged for it).  Payment of the Proceeds and the termination of policy benefits will coincide with the policy's extended Maturity Date (unless you decide otherwise).  If the policy's Maturity Date is extended:

(1)	no changes to the Specified Amount will be allowed;

(2)	no changes to the Death Benefit option will be allowed;

(3)	no additional Premium payments will be allowed;

(4)	no additional periodic charges will be deducted;

(5)	100% of the policy's Cash Value will be transferred to the Fixed Account; and

(6)
the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, but excluding any coverage provided by the Additional Term Insurance Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested.  While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately.  If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

Notwithstanding the above, if you have invoked the Overloan Lapse Protection Rider the Proceeds may be reduced.  For additional information refer to the "Overloan Protection Rider" section of this prospectus.

The Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.

Payment of Policy Proceeds

You may elect to receive Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) in a lump sum, or in another form that you may elect at application.  At any time before the Proceeds become payable, you may request to change the payout option by writing to our Home Office.

You may elect one or a combination of options.  To elect more than one payout option, you must apportion at least $2,000 to each option and each payment (made at the specified interval) must be at least $20.  The settlement options below are based on predetermined fixed payments.

If you do not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election.  Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time.  Proceeds are neither assignable nor subject to claims of creditors or legal process.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.

Normally, we will make a lump sum payment of the Proceeds within 7 days after we receive your written request at our Home Office.  However, we will postpone payment of the Proceeds on the days that we are unable to price Accumulation Units.  For more information on circumstances under which we are unable to price Accumulation Units, see "Valuation of Accumulation Units." Proceeds are paid from our general account.  For payout options other than lump sum, we will issue a settlement contract in exchange for the policy.

Please note that for the remainder of "Payment of Policy Proceeds" provision, "you" means the person entitled to the Proceeds.

Life Income with Payments Guaranteed Option

If you elect the Life Income with Payments Guaranteed Option, we retain the Proceeds and make payments to you at specified intervals for a guaranteed period (10, 15 or 20 years) and, if you are still living at the end of the guaranteed period, we will continue making payments to you for the rest of your life.  During the guaranteed period, we will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually.  We will determine annually if we will pay any interest in excess of 2.5%.  The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on your lifetime, which is not a predetermined time period, you cannot withdraw any amount you designate to this option once payments begin.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no further payments.

Joint and Survivor Life Option

If you elect the Joint and Survivor Life Option, we retain the Proceeds and make equal payments to you at specified intervals for the life of the last surviving payee.  The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on the lifetimes of the payees, which are not predetermined periods, you cannot withdraw any amount you designate to this option once payments begin.  Payments will cease upon the death of the last surviving payee.  We will make no payments to the last surviving payee's estate.  It is possible that only one payment will be made under this option if both payees die prior to the first payment.

Life Income Option

If you elect the Life Income Option, we will use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be based on our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable.  The Proceeds can be paid at the end of 12-, 6-, 3- or 1-month intervals.

Since the payments are based on your lifetime, which is not a predetermined period, you cannot withdraw any amount you designate to this option once payments begin.  Payments will cease upon your death.  We will make no payments to your estate.  It is possible that only one payment will be made under this option if the payee dies prior to the first payment.

Some or all of the payout options listed may not be available in all states.  Forms of payout other than the three listed above may be requested, but are subject to our approval.  Requests for other forms of payout must be based on fixed payments, no variable payment options are permitted.  The amount of payments and duration of any other payout options will be determined by us.

Taxes

The tax treatment of life insurance policies under the Internal Revenue Code ( " Code " ) is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code ' s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.   Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of " income " and " deduction " are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.   In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person ' s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2009 and 2010, up to $13,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $13,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor ' s spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2009, an estate of less than $3,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  Pursuant to the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), the federal estate (but not federal gift) tax was repealed for decedents who die after December 31, 2009 and before January 1, 2011, and will be reinstated with respect to decedents who die after December 31, 2010.  If Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.  However, it is possible that new tax legislation will be introduced and passed that (a) may impose an estate tax on decedents who die during 2010, whether before or after the date that the legislation is passed, and/or (b) may make further changes to the estate tax for 2011 and beyond.  Those changes could include changing the threshold at which an estate would pay a federal estate tax and changing the tax rates applicable to such estates.

Under prior law, which is expected to continue if an estate tax is reimposed, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ( " GSTT " ).  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2009, 45%), and there is a provision for an exemption (for 2009, $3.5 million).  As with the estate tax, the GSTT tax has been repealed for 2010; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.   State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.   Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.   Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient ' s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy ' s Cash Value depends on whether the policy is " life insurance " under the Code.  If the policy meets the definition of life insurance, then the increase in the policy ' s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy ' s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.   In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the underlying investment options to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying mutual funds, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code ' s definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a " modified endowment contract " under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

Depending on your circumstances, the use of the cash value of the policy to pay for the cost of any Rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below.  You should seek competent tax advice regarding the tax treatment of the addition of any Rider to your policy, based on your individual facts and circumstances.

When the Policy is Life Insurance that is a Modified Endowment Contract.   Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new seven year testing period as a result of a " material change " or a " reduction in benefits " as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.   If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner ' s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner ' s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive (or are deemed to receive upon maturity) plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the Contract to continue to  be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax adviser regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;

•	some or all of the amount by which the current value exceeds the employer ' s interest in the policy; and

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisers in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.   The Death Benefit is generally excludable from the beneficiary ' s gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the contract), a portion of the Death Benefit may be includible in the beneficiary ' s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisers to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.   In 2006, President Bush signed the Pension Protection Act of 2006, adding Sections 101(j) and 6039I to the Code, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are: that prior to the issuance of the policy to a company: (a) the employee is notified in writing that the employer intends to insure the employee ' s life, and the maximum face amount for which the employee could be Insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The two exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured ' s death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a " highly compensated employee " (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a " highly compensated individual " (within the meaning of Section 105(h)(5), except " 35% " is substituted for " 25% " in paragraph (C) thereof), then Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.   When the Insured dies, the Death Benefit will generally be included in the Insured ' s federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured ' s estate; or (2) the Insured held any " incident of ownership " in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a " terminally ill individual " or a " chronically ill individual, " as those terms are defined in the Code, are treated as death proceeds.  See, " Taxation of Death Benefits, " above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ( " AMT " ) that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in " adjusted current earnings " for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy ' s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation ' s intended use of the policy.

See, also, " Taxation of Death Benefits " , " Special federal income tax considerations for life insurance policies owned by employers " , above; and " Business Uses of the Policy " , below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.   Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement .

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment if this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial adviser.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VL Separate Account–G

Organization, Registration and Operation

Nationwide VL Separate Account-G is a separate account established under Ohio law.  We own the assets in this account and we are obligated to pay all benefits under the policies. We may use the separate account to support other variable life insurance policies that we issue.  The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.

The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds.  We buy and sell the mutual shares at their respective NAV.  Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets.  The separate account's assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We will hold assets in the separate account equal to its liabilities, including required reserves.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund.  You could lose some or all of your money.

Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act or as any other form permitted by law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the policy that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

No substitution of shares may take place without the prior approval of the SEC. All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.

Voting Rights

Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares.  When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

When a shareholder vote occurs, you will have the right to instruct us how to vote.  The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

Legal Proceedings

Nationwide Life and Annuity Insurance Company

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, " the Company " ) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs ' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company ' s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company ' s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC ' s operations.

A promotional and marketing arrangement associated with the Company ' s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company ' s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company ' s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company ' s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin " Mac " McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA ' s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys ' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs ' motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member

Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.    On May 23, 2008, the Court granted the defendants ' motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs ' motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court ' s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs ' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys ' fees.  On November 6, 2009, the Court granted the plaintiff ' s motion for class certification and certified a class of " All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant ' s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009 " .  Also on November 6, 2009, the Court denied plaintiffs ' motion to strike NFS and NLIC ' s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler ' s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court ' s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful " revenue sharing " payments.  NFS and NLIC continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

Waddell & Reed, Inc.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.  Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC ' s parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc. ' s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc. ' s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisers that was reasonably designed to achieve compliance with the requirements of the NASD ' s suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

Financial Statements

The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the financial statements of Nationwide Life and Annuity Insurance Company.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the financial statements of the company as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:             The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:             The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K.
Limited
Investment Objective:	Seek high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.

Invesco - Invesco V.I. Capital Development Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - International Value
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Aggressive
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks maximum growth of capital consistent with a more aggressive level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Conservative
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a conservative level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderate
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund ' s investment objective is to seek capital appreciation. MFS normally invests the fund ' s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This sub-account is only available in policies issued before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund Seeks maximize an investors level of current income and preserve the investor ' s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund ' s financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal SM   Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM   Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM   Capital Appreciation Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM   Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM   Moderate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM   Moderately Aggressive Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM   Moderately Conservative Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital
International Europe, Australasia and Far East Index ( " MSCI EAFE® Index " )
as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund ( " Aggressive Fund " or the
" Fund " ) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund ( " Balanced Fund " or the
" Fund " ) seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund ( " Capital
Appreciation Fund " or the " Fund " ) seeks growth
of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor
Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund ( " Conservative Fund " or
the " Fund " ) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund ( " Moderate Fund " or the
" Fund " ) seeks a high level of total return
consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund ( " Moderately
Aggressive Fund " or the " Fund " ) seeks
growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund ( " Moderately
Conservative Fund " or the " Fund " )
seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley
Investment Management; Neuberger Berman Management, Inc.; Putnam
Investment Management, LLC; Waddell & Reed Investment Management
Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund ' s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, " growth-type " companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in
Fixed Income Instruments that are economically tied to foreign (non-U.S.)
countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: STTF

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Definitions
Accelerated Death Benefit Payment – The actual benefit amount you will receive under the Accelerated Death Benefit Rider if the Eligibility and Conditions for Payment section is satisfied.  The benefit amount you receive is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.

Accumulation Unit – The measure of your investment in, or share of, a Sub-Account. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.
Attained Age – A person's age based on their birthday nearest the Policy Date plus the number of full years since the Policy Date.  If the last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday. The Insured's issue age is shown in the Policy Data Pages.

Base Policy Specified Amount – The amount of Death Benefit coverage under the policy on the Policy Date, excluding any Rider Specified Amount.  Subsequent to the Policy Date, the Death Benefit coverage will equal or exceed this amount unless you request a decrease in the Base Policy Specified Amount or take a partial surrender.

Cash Surrender Value – The Cash Value, subject to Indebtedness and the surrender charge.
Cash Value – The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, the policy loan account, and the fixed investment options, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
Grace Period – A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
Home Office – Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The maximum accumulation of benefits available under the Long-Term Care Rider. This amount must be at least 10% of the Base Policy Specified Amount, plus Additional Term Insurance Rider coverage, and no more than 100% of the Base Policy Specified Amount, plus Additional Term Insurance Rider coverage. You elect this amount at the time the Rider is issued.

Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The amount of Proceeds that must be payable to you upon death of the Insured so that the policy qualifies as life insurance under the Code.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Accumulation Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium – The amount of money you pay to begin and continue the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for 6 consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of; the Premium you specified; or the average actual monthly Premiums you paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).

Returned Premium – Any return of Premium due to Internal Revenue Code Section 7702 or 7702A.
Rider – An optional benefit you may purchase under the policy.
SEC – The Securities and Exchange Commission.
Specified Amount – The dollar or face amount of insurance coverage the owner selects.
Sub-Accounts – The mechanism we use to account for your allocations of Net Premium and cash value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher cost of coverage.

Total Specified Amount – The sum of the Base Policy Specified Amount and the Additional Term Insurance Rider Specified Amount.
Us, we, our, Nationwide, or the company – Nationwide Life and Annuity Insurance Company.
Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount you elect multiplied by the Base policy Specified Amount, when you request payment under the Accelerated Death Benefit Rider.  You do not receive the unadjusted amount because it does not include risk charges and adjustments we make due to the premature payment of the Base Policy Specified Amount being made.

Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

Waiver of Monthly Deduction Benefit – The benefit received under the Waiver of Monthly Deductions Rider. The benefit takes the form of a credit to the policy for the remainder of the policy year, of an amount necessary to keep the policy In Force.

You, your or the policy owner or Owner – The person named as the owner in the application, or the person assigned ownership rights.

Appendix C: Surrender Charge Examples

The information in the tables on this page is used to calculate the surrender charge for your policy based on the Specified Amount of your policy and your individual characteristics. The tables below are samples of the full tables provided in the Statement of Additional Information to this prospectus which is available on request.  The formula we use to calculate surrender charges is:

The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d).  To calculate the actual surrender charge based on surrender in a particular policy year, multiply by (e) where:

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first policy year

(p)	= is the surrender charge percentage in the range 21% - 85% which varies by issue age, sex, Total Specified Amount, and Death Benefit option, from the "Surrender Charge Percentage" chart below;

(c)	= the Specified Amount divided by 1,000;

(d)	= the applicable rate from the "Administrative Target Factor" chart below;

(e)	= the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus.

Surrender Target Factor used in (a) of the formula above

Issue Age	Male	Female
2	2.039	1.637
35	8.963	7.542
36	9.419	7.919
68	54.143	41.998

Surrender Charge Percentage (p) in the formula above1

	Death Benefit Options 1 and 3
Issue Age	Band 2		Band 3		Band 4		Band 5
	M	F	M	F	M	F	M	F
2	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.70171	0.66447	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.71264	0.67733	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74832	0.85000	0.80968	0.85000	0.82809	0.85000	0.83821	0.85000
	Death Benefit Option 2
Issue Age	Band 2	Band 3			Band 4		Band 5
	M	F	M	F	M	F	M	F
2	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.62258	0.57042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.63828	0.58887	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.72994	0.85000	0.79130	0.85000	0.80971	0.85000	0.81984	0.85000

Administrative Target Factor (d) in the formula above1

Issue Age	Band 2	Band 3	Band 4	Band 5
2	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
68	7.80	5.45	5.45	5.45

1"Bands" in the tables correspond to particular ranges of Total Specified Amount.  If there are increases, they are added to the Total Specified Amount to determine the applicable Band:

Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000.

Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000.

Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.

Band 5 = Total Specified Amounts equal to or greater than $1,000,000.

The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" portion of the "In Summary:  Fee Tables" section of the prospectus.  They are based on the formula and example tables above.

The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 68;the Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1 or 3; and a full surrender is taken during either of the first two policy years.

SC= [[the lesser of (a, b)] x (p) + (c) x (d)] x (e)

(a) = ($1,000,000 / 1,000) x 54.143 = $54,143.00	(c) = $1,000,000 / 1000 = $1000
(b) = $100,000	(d) = 5.45
(p) = 0.83821	(e) = 100%

(a) is less than (b), so:

SC = [$54,143.00 x (0.83821) + $1,000 x 5.45] x 100%

     = [$45,383.20 + $5,450] x 100%

     = $50,833.20 which corresponds to $50.84 per $1,000 of Specified Amount ($50,833.20 / $1000).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, = 80.0%

SC = $50,833.20 x 80.0%  = $40,666.56 which corresponds to $40.67 per $1,000 of Specified Amount ($40,666.56 / $1000).

The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 2, non-tobacco;the Specified Amount is $10,000,000 (Band 5); minimum required premiums paid in the first year of $2,261.10; Death Benefit Option 1; and a full surrender is taken during the 10th  policy year.

SC= [[the lesser of (a, b)] x (p) + (c) x (d)] x (e)

(a) = ($10,000,000 / 1,000) x 1.637 = $16,370.00	(c) = $10,000,000 / 1000 = $10,000
(b) = $2,261.10	(d) = 4..00
(p) = 0.85	(e) = 8.30%

(b) is less than (a), so:

SC = [$2,261.10 x (0.85) + $10,000 x 4] x 8.30%

     = [$1,921.94 + $40,000] x 8.30%

     = $41,921.94 x 8.30%

     = $3,479.52 which corresponds to $0.35 per $1,000 of Specified Amount ($3,479.52/$10,000).

The representative surrender charge calculation assumes:  the Insured is a male; issue age 35;the Specified Amount is $500,000 (Band 4), premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first four policy years.

SC= [[the lesser of (a, b)] x (p) + (c) x (d)]] x (e)

(a) = ($500,000 / 1,000) x 8.963 = $4,481.50	(c) = $500,000 / 1000 = $500
(b) = $7,000	(d) = 4.50
(p) = 0.8500	(e) = 100%

(a) is less than (b), so:

SC = [$4,481.50 x (0.8500) + $500 x 4.50] x 100%

     = [$3,809.28 + $2,250] x 100%

     = $6,059.28 which corresponds to $12.12 per $1,000 of Specified Amount ($6,059.28 / $500).

Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, = 95.0%

SC = $6,059.28 x 95% = $5,756.31 which corresponds to $11.52 per $1,000 of Specified Amount ($5,756.31 / $500).

The following example shows the impact of a Specified Amount increase prior to a complete surrender of the policy.  The surrender charge is calculated separately for the initial Specified Amount and each increase.

For this example, assume: the Insured is a male; issue age 35;the Specified Amount is $100,000 (Band 2);Death Benefit Option 2; and premiums paid in the first year are $1,000; the Policy Date is January 1, 2009; and the policy is completely surrendered in the first year.

SC= [[the lesser of (a, b)] x (p) + (c) x (d)]] x (e)

(a) = ($100,000 / 1,000) x 8.963 = $896.30	(c) = $100,000 / 1000 = $100
(b) = $1,000	(d) = 7.50
(p) = 0.62258	(e) = 100%

(a) is less than (b), so:

SC = [$896.30 x (0.62258) + $100 x 7.50] x 100%

= [$558.02+ $750] x 100%

= $1,308.02 which corresponds to $13.09 per $1,000 of Specified Amount ($1,308.02 / $100).

Now assume the policy was not actually surrendered, and a Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2010.  (Note that the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables.  Also, note that Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band).  The first year premium paid applicable to the increase is $1,000. To calculate the surrender charge attributable to the increase, assume it is surrendered in the first year.

SC= [[the lesser of (a, b)] x (p) + (c) x (d)] x (e)

(a) = ($100,000 / 1,000) x 9.419 = $941.90	(c) = $100,000 / 1000 = $100
(b) = $1,000	(d) = 7.50
(p) = 0.63828	(e) = 100%

(a) is less than (b), so:

SC = [$941.90 x (0.63828) + $100 x 7.50] x 100%

= [$601.20 + $750] x 100%

= $1,351.20 which corresponds to $13.52 per $1,000 of Specified Amount ($1,351.20 / $100).

Now assume the policy is completely surrendered in the seventh policy year on March 1, 2015.

For the $100,000 initial Specified Amount, (e), issue age 0-49, = 70.0%, the applicable surrender charge is:

SC = $1,308.02 x 70.0% = $915.61 which corresponds to $9.16 per $1,000 of Specified Amount ($915.61 / $100).

For the $100,000 Specified Amount increase, (e), issue age 0-49, = 95.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Specified Amount.) the applicable surrender charge is:

SC = $1,351.20 x 95.0% = $1,283.64 which corresponds to $12.84 per $1,000 of Specified Amount ($1,283.64 / $100).

The combined surrender charge for a complete surrender of the policy in the seventh year is equal to:

SC = $915.61 + $1,283.64 = $2,199.25 which corresponds to $11.00 per $1,000 of Specified Amount ($2,199.25 / $200).

The following surrender charge examples show the impact of a change of death benefit option.  To start, the calculation  assumes: the Insured is a male; issue age 35; the Specified Amount is $100,000 (Band 2); Death Benefit Option 1; and premiums paid in the first year are $1,000; and the policy is completely surrendered in the fifth year.

SC= [[the lesser of (a, b)] x (p) + (c) x (d)]] x (e)

(a) = ($100,000 / 1,000) x 8.963 = $896.30	(c) = $100,000 / 1000 = $100
(b) = $1,000	(d) = 7.50
(p) = 0.70171	(e) = 95%

(a) is less than (b), so:
SC = [$896.30 x (0.70171) + $100 x 7.50] x 95%

= [$628.94+ $750] x 95%

= $1,378.94 x 95%

= $1,309.99 which corresponds to $13.10 per $1,000 of Specified Amount ($1,309.99 / $100).

Now assume that a death benefit option switch from 1 to 2 took place in the third year and then the policy was surrendered in the fifth year. The maximum surrendered charge is recalculated assuming that at the time the coverage originally became effective the death benefit option was 2.

For this example, the Insured is a male; issue age 35 (when the coverage became effective); the Specified Amount is $100,000 (Band 2); Death Benefit Option 2; and premiums paid in the first year are $1,000; and the policy is completely surrendered in the fifth year.

SC= [[the lesser of (a, b)] x (p) + (c) x (d)]] x (e)

(a) = ($100,000 / 1,000) x 8.963 = $896.30	(c) = $100,000 / 1000 = $100
(b) = $1,000	(d) = 7.50
(p) = 0.62258	(e) = 95%

(a) is less than (b), so:

SC = [$896.30 x (0.62258) + $100 x 7.50] x 95%

= [$558.02+ $750] x 95%

= $1,308.02 x 95%

= $1,242.62 which corresponds to $12.43 per $1,000 of Specified Amount ($1,242.62 / $100).

Appendix D: Underwriting and Distribution Charge Rates and Examples

The following chart details the guaranteed maximum Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount.  Rates in this table may be rounded up to the nearest one-hundredth decimal place.

The applicable Underwriting and Distribution Charge rate is set based on three factors:

(1)	the insured's Attained Age on the Policy Date or effective date of an increase in the Base Policy Specified Amount;

(2)	the Death Benefit option in effect on the Policy Date or effective date of an increase in the Base Policy Specified Amount; 1 and

(3)	the applicable Base Policy Specified Amount Tier based on the Base Policy Specified Amount at the time of determination.

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age
0	0.13	0.05	0.01	0.13	0.13	0.09
1	0.13	0.05	0.01	0.14	0.13	0.09
2	0.14	0.05	0.01	0.15	0.14	0.10
3	0.14	0.05	0.01	0.16	0.14	0.10
4	0.15	0.05	0.01	0.17	0.15	0.11
5	0.15	0.05	0.01	0.18	0.15	0.11
6	0.16	0.06	0.01	0.20	0.16	0.11
7	0.16	0.06	0.01	0.21	0.16	0.12
8	0.17	0.06	0.01	0.22	0.16	0.12
9	0.17	0.06	0.01	0.23	0.17	0.13
10	0.18	0.06	0.01	0.24	0.17	0.13
11	0.18	0.06	0.01	0.25	0.18	0.14
12	0.19	0.07	0.01	0.26	0.18	0.14
13	0.19	0.07	0.02	0.27	0.19	0.14
14	0.20	0.07	0.02	0.28	0.19	0.15
15	0.20	0.07	0.02	0.29	0.19	0.15
16	0.21	0.07	0.02	0.31	0.20	0.16
17	0.21	0.07	0.03	0.32	0.20	0.16
18	0.22	0.08	0.03	0.33	0.21	0.17
19	0.22	0.08	0.03	0.34	0.21	0.17
20	0.23	0.08	0.03	0.35	0.22	0.17
21	0.23	0.08	0.04	0.36	0.22	0.18
22	0.24	0.08	0.04	0.37	0.23	0.18
23	0.24	0.08	0.04	0.38	0.23	0.19
24	0.25	0.09	0.04	0.39	0.23	0.19
25	0.25	0.09	0.05	0.40	0.24	0.20
26	0.26	0.09	0.05	0.41	0.24	0.20
27	0.26	0.09	0.05	0.41	0.24	0.20
28	0.27	0.09	0.05	0.41	0.24	0.20
29	0.27	0.09	0.06	0.42	0.24	0.20
30	0.28	0.10	0.06	0.42	0.24	0.20
31	0.28	0.10	0.06	0.42	0.24	0.20

1  The applicable Attained Age is the Policy Date for the initial Base Policy Specified Amount or the effective date of a Base Policy Specified Amount increase. The charge is adjusted for a change in Death Benefit option from Death Benefit Option 1 or 3 to Death Benefit Option 2, the applicable rates will still be based on the insured's age on the Policy Date or effective date(s) of a Base Policy Specified Amount increase, and will apply from the effective date of the Death Benefit option change.

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age
32	0.29	0.10	0.06	0.43	0.24	0.20
33	0.29	0.10	0.07	0.43	0.24	0.20
34	0.30	0.10	0.07	0.43	0.24	0.20
35	0.30	0.10	0.07	0.44	0.24	0.20
36	0.31	0.11	0.08	0.44	0.25	0.22
37	0.31	0.12	0.10	0.44	0.25	0.23
38	0.31	0.13	0.11	0.44	0.26	0.24
39	0.31	0.14	0.12	0.44	0.27	0.25
40	0.31	0.15	0.13	0.44	0.28	0.26
41	0.31	0.16	0.15	0.44	0.29	0.27
42	0.32	0.17	0.16	0.44	0.30	0.28
43	0.32	0.18	0.17	0.44	0.30	0.29
44	0.32	0.19	0.18	0.44	0.31	0.30
45	0.32	0.20	0.20	0.44	0.32	0.31
46	0.32	0.21	0.20	0.44	0.33	0.32
47	0.33	0.22	0.20	0.45	0.34	0.33
48	0.33	0.22	0.21	0.46	0.35	0.34
49	0.33	0.23	0.21	0.46	0.36	0.34
50	0.34	0.24	0.22	0.47	0.37	0.35
51	0.34	0.24	0.22	0.48	0.38	0.36
52	0.34	0.25	0.23	0.48	0.39	0.37
53	0.35	0.26	0.23	0.49	0.40	0.37
54	0.35	0.26	0.23	0.50	0.41	0.38
55	0.35	0.27	0.24	0.50	0.42	0.39
56	0.39	0.28	0.25	0.54	0.44	0.40
57	0.42	0.30	0.27	0.57	0.45	0.42
58	0.45	0.31	0.28	0.61	0.47	0.44
59	0.48	0.32	0.29	0.64	0.48	0.45
60	0.51	0.34	0.31	0.68	0.50	0.47
61	0.54	0.35	0.32	0.71	0.52	0.49
62	0.58	0.36	0.34	0.74	0.53	0.50
63	0.61	0.38	0.35	0.78	0.55	0.52
64	0.64	0.39	0.37	0.81	0.56	0.54
65	0.67	0.40	0.38	0.85	0.58	0.55
66	0.69	0.43	0.41	0.86	0.61	0.58
67	0.70	0.46	0.44	0.88	0.63	0.61
68	0.72	0.48	0.47	0.90	0.66	0.64
69	0.74	0.51	0.50	0.91	0.69	0.67
70	0.75	0.54	0.53	0.93	0.71	0.70
71	0.77	0.56	0.55	0.95	0.74	0.73
72	0.79	0.59	0.58	0.96	0.77	0.76
73	0.80	0.62	0.61	0.98	0.79	0.79
74	0.82	0.64	0.64	1.00	0.82	0.82
75	0.84	0.67	0.67	1.01	0.85	0.85
76	0.85	0.69	0.69	1.03	0.86	0.86
77	0.87	0.70	0.70	1.05	0.88	0.88
78	0.89	0.72	0.72	1.06	0.90	0.90
79	0.90	0.74	0.74	1.08	0.91	0.91
80	0.92	0.75	0.75	1.10	0.93	0.93

	Death Benefit Options 1 and 3			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	Tier 1	Tier 2	Tier 3	Tier 1	Tier 2	Tier 3
	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age
81	0.94	0.77	0.77	1.11	0.95	0.95
82	0.95	0.79	0.79	1.13	0.96	0.96
83	0.97	0.80	0.80	1.15	0.98	0.98
84	0.99	0.82	0.82	1.16	1.00	1.00
85	1.00	0.84	0.84	1.18	1.01	1.01

The monthly underwriting and distribution charge is calculated using the rates in the table above as follows:

•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus

•	any Base Policy Specified Amount above $250,000 up to, and including, $500,000 multiplied by the applicable Tier 2 rate; plus

•	any Base Policy Specified Amount above $500,000 multiplied by the applicable Tier 3 rate; divided by

•	$1,000.

This is also expressed by the following formula:

[Minimum of ($250,000 and BPSA) x Tier 1 rate + Minimum of ((Maximum of ($0.00 and BPSA - $250,000)) and $250,000) x Tier 2 rate + Maximum of ($0.00 and BPSA - $500,000) x Tier 3 rate] / $1,000

The maximum underwriting and distribution charge shown in the In Re Summary: Fee Tables is $1.18 per $1,000 of Base Policy Specified Amount.  This is based on the following assumptions: the Insured is issue age 85; any sex; Death Benefit Option 2; with a Base Policy Specified Amount of $250,000.

The monthly charge = [$250,000 x 1.18] / $1,000

 = [$295,000] / $1,000

=$295 or $1.18 per $1,000 of Base Policy Specified Amount ($295 / 250)

The minimum underwriting and distribution charge shown in the In Re Summary: Fee Tables is $0.02 per $1,000 of Base Policy Specified Amount.  This is based on the following assumptions: the Insured is issue age 0; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $10,000,000.

The monthly charge = [($250,000 x 0.13) + ($250,000 x 0.05) + (($10,000,000 - $500,000) x 0.01)] / $1,000

 = [($250,000 x 0.13) + ($250,000 x 0.05) + ($9,500,000 x 0.01)] / $1,000

= [$32,500 + $12,500 + $95,000] / $1,000

= $140,000 / $1,000

=$140 or $0.02 per $1,000 of Base Policy Specified Amount ($140 / 10,000)

The following monthly underwriting and distribution charge examples show the impact of a Base Policy Specified Amount increase and a change of death benefit option.  To start, the calculation assumes: the Insured is a male, issue age 55, Death Benefit Option 1 is elected, and the Base Policy Specified Amount is $400,000 on the Policy Date.

The monthly charge = [($250,000 x 0.35) + (($400,000 – 250,000) x 0.27)] / $1,000

 = [($250,000 x 0.35) + ($150,000) x 0.27)] / $1,000

 = [($87,500) + ($40,500)] / $1,000

 = $128,000 / $1,000

 = $128 or $0.32 per $1,000 of Base Policy Specified Amount ($128 / 400)

Now assume a Base Policy Specified Amount increase of $250,000 when the Insured reaches Attained Age 60, Death Benefit Option 1 is still in effect.  The Base Policy Specified amount is now $650,000.  The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $400,000 of the Base Policy Specified Amount remains $128.  The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.

The first $100,000 of the increase is in Tier 2 (BPSA > $250,000, and < $500,000) and the remaining $150,000 is in Tier 3 (BPSA > $500,000).

The monthly charge for the increase only = [($100,000 x 0.34) + ($150,000 x 0.31)] / $1,000

 = [($34,000) + ($46,500)] / $1,000

 = $80,500 / $1,000

 = $80.50 or $0.33 per $ 1,000 of the Base Policy Specified Amount increase ($80.50 / 250)

The total monthly underwriting and distribution charge from the effective date of the increase = $128 + $80.50 = $208.50  or $0.33 per $ 1,000 of Base Policy Specified Amount ($208.50 / 650).

Now assume the Death Benefit is changed from Death Benefit Option 1 to Death Benefit Option 2 when the Insured reaches Attained Age 63.

The Tier rates used are the rates for the Insured's Attained Age at the time coverage originally became effective.  In this example, the original Base Policy Specified Amount, $400,000 in Tiers 1 and 2, became effective at the Insured's Attained Age 55, and the $250,000 increase in Tiers 2 and 3, became effective at the Insured's Attained Age 60.  The rates used are the Death Benefit Option 2 rates to reflect the change of Death Benefit option.

The monthly charge = [($250,000 x 0.50) + (($150,000 x 0.42) + ($100,000 x 0.50) + ($150,000 x 0.47)] / $1,000

 = [($125,000) + ($63,000) + ($50,000) + ($70,500)] / $1,000

 = $308,500 / $1,000

 = $308.50 or $0.48 per $ 1,000 of Base Policy Specified Amount ($308.50 / 650)

Appendix E: State Variations

Described below are the state specific variations to certain disclosures in the prospectus resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus. Information regarding a state ' s requirements does not mean Nationwide currently offers this policy in that jurisdiction.   These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations. '

California - The Accelerated Death Benefit Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

In addition to the right to elect to irrevocably transfer 100% of the policy ' s Cash Value to the Fixed Account within the first twenty-four months from the Policy Date provided under " Right of Conversion, " you may also elect to irrevocably transfer 100% of the policy ' s Cash Value to the Fixed Account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the " Right of Conversion " sub-section of " The Policy " section and the " Nationwide VL Separate Account – G " section of this prospectus. ..

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the " Fixed Investment Options " sub-section of the " Policy Investment Options " section of this prospectus.

Colorado – The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of the prospectus.

In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the first twenty-four months from the Policy Date provided under "Right of Conversion," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Right of Conversion" sub-section of "The Policy" section and the "Nationwide VL Separate Account – G" section of this prospectus.

Connecticut - The Accelerated Death Benefit Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may, within eighteen months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

Florida – There is no "Risk Charge" component used in determining the charge for the Accelerated Death Benefit Rider.  See the "Accelerated Death Benefit Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

Illinois - The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the " Fixed Investment Options " sub-section of the " Policy Investment Options " section of this prospectus.

Indiana - There is no "Risk Charge" component used in determining the charge for the Accelerated Death Benefit Rider.  See the "Accelerated Death Benefit Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

Maryland - The Spouse Life Insurance Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may within eighteen months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

All references to "Guaranteed Policy Continuation Provision" in this prospectus shall mean the "Guaranteed Coverage Continuation Provision" in the policy.  See the "Guaranteed Policy Continuation Provision" sub-section of the "Lapse" section of this prospectus.

All references to "Death Benefit Guarantee" in this prospectus shall mean "No Lapse Guarantee" in the policy.  See the "Guaranteed Policy Continuation Provision" sub-section of the "Lapse" section of this prospectus.

Massachusetts – In addition to the right to elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the first twenty-four months from the Policy Date provided under "Right of Conversion," you may also elect to irrevocably transfer 100% of the policy's Cash Value to the Fixed Account within the later of sixty days from the date of a change in the investment policy of a Sub-Account or sixty days from when we notify you of your option to make such transfer.  See the "Right of Conversion" sub-section of "The Policy" section and the "Nationwide VL Separate Account – G" section of this prospectus.

In order to receive the benefit provided by the Accelerated Death Benefit Rider, the Insured must have a terminal illness that cannot be corrected and the Insured ' s remaining life expectancy must be twenty-four months or less.  See the " Accelerated Death Benefit Rider " sub-section under the " Policy Riders and Rider Charges " section of this prospectus.

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the " Fixed Investment Options " sub-section of the " Policy Investment Options " section of this prospectus.

Minnesota - The Long-Term Care Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Montana – Policy and Rider charges are required to be on a unisex basis.  This is accomplished by treating all Insured's as male for purposes of charges that otherwise would vary by sex.  Therefore, none of the charges described in the prospectus as varying by sex, or by characteristics of the Insured, will vary by sex for policies issued in Montana.

The Long-Term Care Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Nevada - The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the " Fixed Investment Options " sub-section of the " Policy Investment Options " section of this prospectus.

New Jersey - W henever in the policy and/or any Rider, reference is made to "marriage," "spouse", "step-child", "divorce", "dissolution" or another word which in a specific context denotes or depends on the existence of a marital or spousal relationship, the same shall include a civil union pursuant to the provisions of the New Jersey Civil Union Act.

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the " Fixed Investment Options " sub-section of the " Policy Investment Options " section of this prospectus.

North Carolina - ""In the "Reinstatement" sub-section of the "Lapse" section of the prospectus, the three year reinstatement period is extended to five years.  See the "Reinstatement" sub-section of the "Lapse" section of this prospectus.

North Dakota – The suicide provision in the policy and in any Rider is limited to one year from the Policy Date, reinstatement date, effective date of a Specified Amount increase, or Rider effective date.  See the "Suicide" sub-section of "The Death Benefit" section of this prospectus.

Oregon – In addition to the right to exchange the policy for a different policy provided under "Exchanging the Policy," you may, within eighteen months from the Policy Date, exchange the policy for a new fixed benefit life insurance policy on the life of the Insured wherein no additional evidence of insurability is required.  The policy also provides a right to use your Cash Surrender Value as a single premium payment to purchase a paid-up insurance policy on the life of the Insured.  See the "Exchanging the Policy" sub-section of "The Policy" section of this prospectus.

Pennsylvania - The Adjusted Sales Load Rider, the Accelerated Death Benefit Rider, and the Premium Waiver Rider are not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the " Fixed Investment Options " sub-section of the " Policy Investment Options " section of this prospectus.

Texas - There is no "Risk Charge" component used in determining the charge for the Accelerated Death Benefit Rider.  See the "Accelerated Death Benefit Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.

Vermont – The Long-Term Care Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

The Long-Term Fixed Account is not currently approved as an investment option as of the date of this prospectus; please consult your registered representative for future availability.  See the " Fixed Investment Options " sub-section of the " Policy Investment Options " section of this prospectus.

Virginia - The Accelerated Death Benefit Rider is not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Washington - The Long-Term Care Rider and the Accelerated Death Benefit Rider are not currently approved for sale as of the date of this prospectus; please consult your registered representative for future availability.  See the "Policy Riders and Rider Charges" section of this prospectus.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life and Annuity Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-21697

Securities Act of 1933 Registration File No. 333-149213

Nationwide VL Separate Account-G
(Registrant)

Nationwide Life and Annuity Insurance Company
(Depositor)

5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium adjustable variable universal life insurance policy offered by Nationwide Life and Annuity Insurance Company ("Nationwide").  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2010 and the prospectuses for the mutual funds.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2010 .

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1981 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, except New York.  We are a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company which in turn is owned by Nationwide Financial Services, Inc. ( " NFS " ), a holding company.  Nationwide Corporation owns all of NFS ' s common stock and is a holding company, as well.  All of Nationwide Corporation ' s common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America ' s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Nationwide VL Separate Account-G

Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on August 3, 2004 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contract issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

1

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 145% of the target premium plus 5% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 5% of actual premium payment, and that will not exceed 5% in policy years 11 and thereafter.

We paid no underwriting commissions to NISC for this separate account in 2009 , 2008 and 2007 .

Waddell & Reed, Inc.

The policies are distributed by Waddell & Reed, Inc., located at 6300 Lamar Ave., Overland Park, KS 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by Waddell & Reed, Inc. will not exceed 125% of the target premium plus 3% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by Waddell & Reed, Inc. that will not exceed 4% of actual premium payment, and that will not exceed 2% in policy years 11 and thereafter.  We have paid no underwriting commissions to Waddell & Reed, Inc. for each of this separate account's last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.  We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds.  The agreements relate to administrative services we or our affiliate furnish.   Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  We also act as a limited agent for the fund for purposes of accepting the trades.  For these services the funds may agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies.  Without these payments, policy charges would be higher.  Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies.  What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VL Separate Account-G and the financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.   The audit report of KPMG LLP covering the December 31, 2009 financial statements and schedules of Nationwide Life and Annuity Insurance Company contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VL Separate Account-G.  The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates are based on the 2001 Commissioners' Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO).  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis.  That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex-distinct.  In addition, separate mortality tables will be used for tobacco and non-tobacco.   As a component of base policy and Rider cost of insurance charges, we may deduct a " flat extra charge, " which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured.  We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.

2

Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).

The rate class of an insured may affect the cost of insurance rate.  We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.  Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time.  The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis.  The unisex rates will be higher than those applicable to females and lower than those applicable to males.  If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes.  The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

Policy Restoration Procedure

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received by us within thirty days of the date the policy was surrendered (periods up to sixty days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);

•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

Maximum Surrender Charge Calculation

The maximum surrender charge under the policy is based on the following calculation.  Examples of how to calculate the surrender charge for your policy are provided in "Appendix C of the prospectus."

Maximum Surrender Charge equals: the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d).  To calculate the actual surrender charge based on surrender in a particular policy year, multiply by (e) where:

(a)	= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

(b)	= Premiums paid by the policy owner during the first policy year

(p)	= is the surrender charge percentage in the range 21% - 85% which varies by issue age, sex, Total Specified Amount, and Death Benefit option; from the "Surrender Charge Percentage" chart below;

(c)	= the Specified Amount divided by 1,000;

(d)	= the applicable rate from the "Administrative Target Factor" chart below;

(e)	= the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus.

3

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped.  The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped.  The Surrender Charge Percentage allows the company to vary the amount of surrender target factor by issue age, sex, Specified Amount, and Death Benefit option.

Surrender Target Factor
Issue Age	Male	Female	Age	Male	Female	Age	Male	Female	Age	Male	Female
0	1.917	1.508	23	5.180	4.253	46	15.715	13.098	69	57.533	44.483
1	1.967	1.575	24	5.408	4.456	47	16.555	13.794	70	61.214	47.151
2	2.039	1.637	25	5.647	4.669	48	17.444	14.527	71	65.204	50.016
3	2.125	1.708	26	5.900	4.894	49	18.394	15.302	72	69.535	53.091
4	2.221	1.786	27	6.165	5.131	50	19.411	16.118	73	74.176	56.393
5	2.325	1.868	28	6.444	5.380	51	20.496	16.978	74	79.176	59.946
6	2.436	1.955	29	6.740	5.642	52	21.654	17.884	75	84.594	63.775
7	2.552	2.047	30	7.055	5.919	53	22.886	18.838	76	90.474	67.909
8	2.674	2.143	31	7.391	6.211	54	24.195	19.843	77	96.879	72.382
9	2.803	2.243	32	7.749	6.518	55	25.582	20.903	78	103.836	77.234
10	2.938	2.349	33	8.129	6.842	56	27.049	22.020	79	111.356	82.512
11	3.081	2.460	34	8.534	7.183	57	28.604	23.197	80	119.438	88.272
12	3.230	2.577	35	8.963	7.542	58	30.252	24.438	81	128.132	94.582
13	3.384	2.698	36	9.419	7.919	59	32.018	25.747	82	137.421	101.353
14	3.543	2.823	37	9.901	8.317	60	33.911	27.134	83	147.421	108.605
15	3.707	2.955	38	10.412	8.736	61	35.934	28.605	84	158.220	116.462
16	3.872	3.092	39	10.953	9.179	62	38.087	30.168	85	169.864	124.985
17	4.040	3.235	40	11.526	9.649	63	40.370	31.830
18	4.209	3.384	41	12.132	10.145	64	42.787	33.603
19	4.385	3.541	42	12.773	10.671	65	45.353	35.495
20	4.568	3.706	43	13.451	11.228	66	48.082	37.517
21	4.761	3.879	44	14.166	11.817	67	51.001	39.681
22	4.965	4.061	45	14.920	12.439	68	54.143	41.998

4

Administrative Target Factor

"Bands" as used in the Administrative Target Factor table below correspond to particular ranges of Total Specified Amount:  Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.

Age	Band 2	Band 3	Band 4	Band 5	Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00	43	7.50	4.90	4.90	4.90
1	6.00	4.00	4.00	4.00	44	7.50	4.95	4.95	4.95
2	6.00	4.00	4.00	4.00	45	7.50	5.00	5.00	5.00
3	6.00	4.00	4.00	4.00	46	7.50	5.00	5.00	5.00
4	6.00	4.00	4.00	4.00	47	7.50	5.00	5.00	5.00
5	6.00	4.00	4.00	4.00	48	7.50	5.00	5.00	5.00
6	6.00	4.00	4.00	4.00	49	7.50	5.00	5.00	5.00
7	6.00	4.00	4.00	4.00	50	7.50	5.00	5.00	5.00
8	6.00	4.00	4.00	4.00	51	7.50	5.00	5.00	5.00
9	6.00	4.00	4.00	4.00	52	7.50	5.00	5.00	5.00
10	6.00	4.00	4.00	4.00	53	7.50	5.00	5.00	5.00
11	6.00	4.00	4.00	4.00	54	7.50	5.00	5.00	5.00
12	6.00	4.00	4.00	4.00	55	7.50	5.00	5.00	5.00
13	6.00	4.00	4.00	4.00	56	7.50	5.00	5.00	5.00
14	6.00	4.00	4.00	4.00	57	7.50	5.00	5.00	5.00
15	6.00	4.00	4.00	4.00	58	7.50	5.00	5.00	5.00
16	6.00	4.00	4.00	4.00	59	7.50	5.00	5.00	5.00
17	6.00	4.00	4.00	4.00	60	7.50	5.00	5.00	5.00
18	6.00	4.00	4.00	4.00	61	7.50	5.00	5.00	5.00
19	6.00	4.00	4.00	4.00	62	7.50	5.00	5.00	5.00
20	6.00	4.00	4.00	4.00	63	7.50	5.00	5.00	5.00
21	6.00	4.00	4.00	4.00	64	7.50	5.00	5.00	5.00
22	6.00	4.00	4.00	4.00	65	7.50	5.00	5.00	5.00
23	6.00	4.00	4.00	4.00	66	7.60	5.15	5.15	5.15
24	6.00	4.00	4.00	4.00	67	7.70	5.30	5.30	5.30
25	6.00	4.00	4.00	4.00	68	7.80	5.45	5.45	5.45
26	6.15	4.05	4.05	4.05	69	7.90	5.60	5.60	5.60
27	6.30	4.10	4.10	4.10	70	8.00	5.75	5.75	5.75
28	6.45	4.15	4.15	4.15	71	8.10	5.90	5.90	5.90
29	6.60	4.20	4.20	4.20	72	8.20	6.05	6.05	6.05
30	6.75	4.25	4.25	4.25	73	8.30	6.20	6.20	6.20
31	6.90	4.30	4.30	4.30	74	8.40	6.35	6.35	6.35
32	7.05	4.35	4.35	4.35	75	8.50	6.50	6.50	6.50
33	7.20	4.40	4.40	4.40	76	8.55	6.65	6.65	6.65
34	7.35	4.45	4.45	4.45	77	8.60	6.80	6.80	6.80
35	7.50	4.50	4.50	4.50	78	8.65	6.95	6.95	6.95
36	7.50	4.55	4.55	4.55	79	8.70	7.10	7.10	7.10
37	7.50	4.60	4.60	4.60	80	8.75	7.25	7.25	7.25
38	7.50	4.65	4.65	4.65	81	8.80	7.40	7.40	7.40
39	7.50	4.70	4.70	4.70	82	8.85	7.55	7.55	7.55
40	7.50	4.75	4.75	4.75	83	8.90	7.70	7.70	7.70
41	7.50	4.80	4.80	4.80	84	8.95	7.85	7.85	7.85
42	7.50	4.85	4.85	4.85	85	9.00	8.00	8.00	8.00

5

Surrender Charge Percentage

"Bands" as used in the Administrative Target Factor table below correspond to particular ranges of Total Specified Amount:  Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.

Issue	Death Benefit Options 1 and 3
Age	Band 2		Band 3		Band 4		Band 5
	Male	Female	Male	Female	Male	Female	Male	Female
0	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
7	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
9	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.84351	0.83142	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.81944	0.80268	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.79740	0.77680	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.77778	0.75392	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.76043	0.73336	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.74505	0.71536	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.73161	0.69966	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.72010	0.68600	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.71004	0.67440	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.70171	0.66447	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.71264	0.67733	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.72320	0.68961	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.73346	0.70130	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.74329	0.71266	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.75284	0.72348	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.76221	0.73396	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.77131	0.74403	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.78003	0.75374	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.78849	0.76314	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
45	0.79649	0.77226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.80340	0.78028	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.80999	0.78810	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000

6

Issue	Death Benefit Options 1 and 3
Age	Band 2		Band 3		Band 4		Band 5
	Male	Female	Male	Female	Male	Female	Male	Female
48	0.81624	0.79572	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.82243	0.80302	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.79892	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.74832	0.85000	0.80968	0.85000	0.82809	0.85000	0.83821	0.85000
69	0.70009	0.85000	0.75695	0.85000	0.77377	0.85000	0.78292	0.85000
70	0.65445	0.85000	0.70706	0.85000	0.72240	0.85000	0.73065	0.85000
71	0.61120	0.79980	0.65983	0.85000	0.67379	0.85000	0.68120	0.85000
72	0.57015	0.74971	0.61503	0.80855	0.62770	0.82520	0.63435	0.83393
73	0.53135	0.70216	0.57273	0.75666	0.58422	0.77183	0.59016	0.77967
74	0.49452	0.65698	0.53264	0.70740	0.54304	0.72120	0.54832	0.72821
75	0.45964	0.61401	0.49471	0.66062	0.50409	0.67313	0.50878	0.67939
76	0.42735	0.57387	0.45902	0.61615	0.46778	0.62789	0.47215	0.63376
77	0.39707	0.53555	0.42560	0.57382	0.43377	0.58482	0.43785	0.59032
78	0.36872	0.49903	0.39437	0.53358	0.40198	0.54387	0.40579	0.54902
79	0.34239	0.46476	0.36541	0.49588	0.37250	0.50551	0.37605	0.51032
80	0.31783	0.43278	0.33845	0.46074	0.34506	0.46973	0.34837	0.47423
81	0.29489	0.40263	0.31332	0.42767	0.31948	0.43607	0.32256	0.44027
82	0.27354	0.37437	0.28999	0.39675	0.29573	0.40459	0.29860	0.40851
83	0.25376	0.34792	0.26841	0.36788	0.27375	0.37520	0.27642	0.37885
84	0.23555	0.32254	0.24857	0.34029	0.25355	0.34709	0.25604	0.35050
85	0.21890	0.29926	0.23045	0.31498	0.23509	0.32133	0.23741	0.32450

Issue	Death Benefit Option 2
Age	Band 2		Band 3		Band 4		Band 5
	Male	Female	Male	Female	Male	Female	Male	Female
0	0.77274	0.71682	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
1	0.75823	0.69803	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
2	0.74957	0.68912	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
3	0.74317	0.68226	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
4	0.73916	0.67747	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
5	0.73667	0.67412	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
6	0.73454	0.67185	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
7	0.73319	0.67042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
8	0.73271	0.66931	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000

7

Issue	Death Benefit Option 2
Age	Band 2		Band 3		Band 4		Band 5
	Male	Female	Male	Female	Male	Female	Male	Female
9	0.73292	0.66947	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
10	0.73392	0.67029	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
11	0.73553	0.67184	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
12	0.73766	0.67384	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
13	0.74019	0.67622	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
14	0.74318	0.67918	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
15	0.74620	0.68203	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
16	0.74903	0.68553	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
17	0.75142	0.68906	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
18	0.75264	0.69306	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
19	0.74648	0.69717	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
20	0.74145	0.70127	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
21	0.73722	0.69966	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
22	0.73384	0.69665	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
23	0.73141	0.69435	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
24	0.72961	0.69296	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
25	0.72864	0.69234	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
26	0.70967	0.67024	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
27	0.69279	0.65067	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
28	0.67763	0.63347	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
29	0.66460	0.61881	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
30	0.65357	0.60607	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
31	0.64425	0.59547	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
32	0.63662	0.58678	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
33	0.63065	0.57976	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
34	0.62588	0.57442	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
35	0.62258	0.57042	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
36	0.63828	0.58887	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
37	0.65336	0.60646	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
38	0.66790	0.62315	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
39	0.68177	0.63925	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
40	0.69514	0.65457	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
41	0.70812	0.66930	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
42	0.72062	0.68338	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
43	0.73255	0.69689	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
44	0.74402	0.70988	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
45	0.75485	0.72238	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
46	0.76274	0.73155	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
47	0.77033	0.74054	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
48	0.77759	0.74933	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
49	0.78482	0.75782	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
50	0.85000	0.84789	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
51	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
52	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
53	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
54	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
55	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
56	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
57	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000

8

Issue	Death Benefit Option 2
Age	Band 2		Band 3		Band 4		Band 5
	Male	Female	Male	Female	Male	Female	Male	Female
58	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
59	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
60	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
61	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
62	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
63	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
64	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
65	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
66	0.83129	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000	0.85000
67	0.77940	0.85000	0.84553	0.85000	0.85000	0.85000	0.85000	0.85000
68	0.72994	0.85000	0.79130	0.85000	0.80971	0.85000	0.81984	0.85000
69	0.68282	0.85000	0.73968	0.85000	0.75649	0.85000	0.76564	0.85000
70	0.63822	0.83139	0.69083	0.85000	0.70617	0.85000	0.71441	0.85000
71	0.59597	0.77987	0.64460	0.84333	0.65855	0.85000	0.66597	0.85000
72	0.55587	0.73095	0.60075	0.78978	0.61342	0.80644	0.62007	0.81517
73	0.51797	0.68450	0.55935	0.73900	0.57084	0.75417	0.57678	0.76201
74	0.48201	0.64037	0.52013	0.69079	0.53052	0.70459	0.53581	0.71160
75	0.44795	0.59841	0.48302	0.64502	0.49239	0.65753	0.49708	0.66379
76	0.41643	0.55923	0.44810	0.60151	0.45686	0.61325	0.46123	0.61912
77	0.38688	0.52184	0.41541	0.56011	0.42358	0.57111	0.42766	0.57661
78	0.35923	0.48619	0.38488	0.52075	0.39249	0.53104	0.39630	0.53618
79	0.33354	0.45276	0.35656	0.48388	0.36365	0.49351	0.36720	0.49832
80	0.30958	0.42156	0.33020	0.44952	0.33682	0.45851	0.34012	0.46301
81	0.28721	0.39216	0.30564	0.41719	0.31180	0.42559	0.31488	0.42979
82	0.26638	0.36460	0.28283	0.38698	0.28857	0.39482	0.29144	0.39874
83	0.24709	0.33880	0.26174	0.35876	0.26709	0.36608	0.26976	0.36973
84	0.22934	0.31405	0.24236	0.33180	0.24734	0.33860	0.24983	0.34201
85	0.21311	0.29135	0.22466	0.30708	0.22930	0.31342	0.23162	0.31659

9

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option elected, Specified Amount, planned periodic Premiums, and Riders requested.  We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

Advertising

Rating Agencies.  Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts.  We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials.  We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of the Insured	Applicable Percentage	Attained Age of the Insured	Applicable Percentage

0-40	250%	70	115%
41	243%	71	113%
42	236%	72	111%
43	229%	73	109%
44	222%	74	107%

45	215%	75	105%
46	209%	76	105%
47	203%	77	105%
48	197%	78	105%
49	191%	79	105%

50	185%	80	105%
51	178%	81	105%
52	171%	82	105%
53	164%	83	105%
54	157%	84	105%

55	150%	85	105%
56	146%	86	105%

10

Attained Age of the Insured	Applicable Percentage	Attained Age of the Insured	Applicable Percentage

57	142%	87	105%
58	138%	88	105%
59	134%	89	105%

60	130%	90	105%
61	128%	91	104%
62	126%	92	103%
63	124%	93	102%
64	122%	94	101%

65	120%	95	100%
66	119%	96	100%
67	118%	97	100%
68	117%	98	100%
69	116%	99-120	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value.  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 2001 CSO mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male preferred non-tobacco issue age 55.

Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value	Policy Year	Percentage of Cash Value
1	244%	16	162%	31	122%
2	237%	17	158%	32	120%
3	230%	18	155%	33	119%
4	223%	19	151%	34	117%
5	216%	20	148%	35	116%
6	210%	21	145%	36	115%
7	204%	22	142%	37	114%
8	199%	23	139%	38	113%
9	193%	24	137%	39	112%
10	188%	25	134%	40	111%
11	183%	26	132%	41	110%
12	179%	27	129%	42	109%
13	174%	28	127%	43	107%
14	170%	29	125%	44	106%
15	166%	30	124%	45	103%
				46+	100%

11

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:

Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
26,723 shares (cost $394,572)	$398,446
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
32,004 shares (cost $1,017,081)	1,061,558
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
48,090 shares (cost $2,113,397)	2,179,900
Investors Growth Stock Series - Initial Class (MIGIC)
452 shares (cost $3,876)	4,444
Value Series - Initial Class (MVFIC)
129,861 shares (cost $1,389,141)	1,532,359
Core Plus Fixed Income Portfolio - Class I (MSVFI)
13,649 shares (cost $138,580)	135,533
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2,516 shares (cost $28,735)	27,728
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,630 shares (cost $17,908)	20,771
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
89,157 shares (cost $1,314,763)	1,397,976
American Funds NVIT Bond Fund - Class II (GVABD2)
32,780 shares (cost $336,711)	349,111
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
36,349 shares (cost $631,669)	718,616
American Funds NVIT Growth Fund - Class II (GVAGR2)
19,492 shares (cost $957,153)	896,833
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
10,451 shares (cost $308,761)	350,435
Federated NVIT High Income Bond Fund - Class III (HIBF3)
85,001 shares (cost $539,795)	560,157
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
138,979 shares (cost $1,736,479)	1,576,017
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
46,703 shares (cost $333,675)	373,628
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
109 shares (cost $1,027)	1,114
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
18,425 shares (cost $135,419)	$155,692
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
88,454 shares (cost $729,255)	744,785
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
66,120 shares (cost $477,619)	556,069
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
76,038 shares (cost $657,849)	726,166
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
113,511 shares (cost $912,588)	1,031,814
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
13,070 shares (cost $124,344)	131,484
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
170,662 shares (cost $1,466,250)	1,592,278
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
306,438 shares (cost $2,445,244)	2,708,909
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
31,849 shares (cost $283,451)	310,527
NVIT Core Bond Fund - Class I (NVCBD1)
49,779 shares (cost $512,184)	508,241
NVIT Core Plus Bond Fund - Class I (NVLCP1)
3,858 shares (cost $41,504)	41,628
NVIT Fund - Class I (TRF)
97,777 shares (cost $871,524)	792,971
NVIT Government Bond Fund - Class I (GBF)
149,553 shares (cost $1,764,758)	1,755,751
NVIT Health Sciences Fund - Class III (GVGHS)
9,945 shares (cost $88,676)	95,667
NVIT International Index Fund - Class VI (GVIX6)
37,189 shares (cost $312,350)	301,229
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
206,903 shares (cost $1,740,206)	1,702,811
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,343 shares (cost $15,888)	16,159
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
7,551 shares (cost $95,923)	97,482
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,736 shares (cost $612,840)	638,942
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
317,748 shares (cost $3,059,307)	$3,085,336
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
511,903 shares (cost $4,950,646)	4,806,771
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
30,475 shares (cost $288,485)	298,964
NVIT Mid Cap Index Fund - Class I (MCIF)
42,305 shares (cost $660,816)	626,966
NVIT Money Market Fund - Class I (SAM)
6,073,709 shares (cost $6,073,709)	6,073,709
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
89,689 shares (cost $754,805)	774,913
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
63,473 shares (cost $658,103)	621,404
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
75,357 shares (cost $536,318)	654,852
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
12,707 shares (cost $95,217)	106,108
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
143,045 shares (cost $1,019,297)	1,200,150
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
79,229 shares (cost $667,721)	723,361
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
10,178 shares (cost $118,234)	125,185
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
26,080 shares (cost $233,775)	216,463
NVIT Multi-Manager Small Company Fund - Class I (SCF)
42,560 shares (cost $624,794)	614,989
NVIT Multi-Sector Bond Fund - Class I (MSBF)
41,853 shares (cost $360,297)	346,122
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,907 shares (cost $81,435)	81,048
NVIT Technology & Communications Fund - Class III (GGTC3)
59,329 shares (cost $196,980)	203,497
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
14,284 shares (cost $117,892)	107,127
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
532 shares (cost $6,672)	7,484
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton NVIT International Value Fund - Class III (NVTIV3)
62,879 shares (cost $723,670)	$874,017
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
50,094 shares (cost $441,624)	444,839
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
134,375 shares (cost $848,807)	980,937
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
29,168 shares (cost $346,310)	327,267
V.I. Capital Appreciation Fund - Series I (AVCA)
1,094 shares (cost $22,241)	22,242
V.I. Capital Development Fund - Series I (AVCDI)
11,968 shares (cost $109,980)	135,123
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
8,004 shares (cost $89,710)	107,328
VP Inflation Protection Fund - Class II (ACVIP2)
21,641 shares (cost $224,489)	232,205
VP Mid Cap Value Fund - Class I (ACVMV1)
45,026 shares (cost $503,706)	545,714
VP Value Fund - Class I (ACVV)
203,676 shares (cost $1,287,635)	1,075,407
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
56,388 shares (cost $596,704)	549,783
Stock Index Fund, Inc. - Initial Shares (DSIF)
71,387 shares (cost $2,078,594)	1,878,199
Appreciation Portfolio - Initial Shares (DCAP)
1,325 shares (cost $39,932)	41,595
Market Opportunity Fund II - Service Shares (FVMOS)
4,683 shares (cost $48,383)	46,128
Quality Bond Fund II - Primary Shares (FQB)
7,983 shares (cost $86,824)	89,410
VIP Fund - Contrafund Portfolio - Service Class (FCS)
128,755 shares (cost $3,492,067)	2,645,907
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
83,675 shares (cost $1,421,628)	1,404,899
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
49,949 shares (cost $852,242)	836,644
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
4,116 shares (cost $41,686)	40,211
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
48,443 shares (cost $459,122)	$460,209
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
81,378 shares (cost $690,084)	734,027
VIP Fund - Growth Portfolio - Service Class (FGS)
39,097 shares (cost $1,365,062)	1,171,349
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
139,120 shares (cost $1,705,156)	1,723,700
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
79,142 shares (cost $2,074,723)	2,011,001
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
100,371 shares (cost $1,972,692)	1,502,552
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
6,069 shares (cost $51,996)	46,795
Franklin Income Securities Fund - Class 2 (FTVIS2)
21,843 shares (cost $269,786)	308,427
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,442 shares (cost $44,772)	39,387
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
112,380 shares (cost $1,469,528)	1,460,945
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
70,237 shares (cost $726,732)	683,405
Templeton Foreign Securities Fund - Class 3 (TIF3)
31,192 shares (cost $333,715)	417,033
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
22,294 shares (cost $375,018)	386,359
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
33,544 shares (cost $195,488)	239,504
Brandes International Equity Fund (MFBIE)
9,671 shares (cost $108,877)	111,896
Business Opportunity Value Fund (MFBOV)
13,499 shares (cost $129,547)	128,243
Frontier Capital Appreciation Fund (MFFCA)
5,540 shares (cost $107,600)	113,398
M Large Cap Growth Fund (MFTCG)
7,564 shares (cost $95,469)	100,150
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,785 shares (cost $23,333)	18,296
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Socially Responsive Portfolio - I Class Shares (AMSRS)
54,891 shares (cost $792,928)	$664,175
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
7,665 shares (cost $283,388)	283,147
Global Securities Fund/VA - Class 3 (OVGS3)
22,962 shares (cost $634,850)	612,404
High Income Fund/VA - Class 3 (OVHI3)
60,731 shares (cost $97,882)	120,856
High Income Fund/VA - Non-Service Shares (OVHI)
1,063 shares (cost $1,787)	2,105
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
50,350 shares (cost $1,002,256)	915,365
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
37,728 shares (cost $408,661)	543,290
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
6,621 shares (cost $73,230)	70,448
Low Duration Portfolio - Administrative Class (PMVLDA)
28,490 shares (cost $292,454)	288,030
Blue Chip Growth Portfolio - II (TRBCG2)
40,607 shares (cost $305,215)	385,769
Equity Income Portfolio - II (TREI2)
21,749 shares (cost $361,310)	383,007
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
97,248 shares (cost $852,390)	897,143
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2,888 shares (cost $22,929)	24,482
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
21,123 shares (cost $113,803)	116,170
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
6,990 shares (cost $62,357)	69,568
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
17,768 shares (cost $94,380)	105,956
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
7,016 shares (cost $32,637)	36,894
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
26,055 shares (cost $123,460)	149,763
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
7,173 shares (cost $59,469)	66,548
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
30,738 shares (cost $90,640)	$101,427
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
10,729 shares (cost $72,258)	80,375
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
3,855 shares (cost $51,182)	59,296
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
1,987 shares (cost $27,184)	31,198
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
6,415 shares (cost $37,764)	42,392
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
202,942 shares (cost $202,942)	202,942
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
975 shares (cost $4,368)	4,383
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
21,981 shares (cost $88,914)	101,757
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
1,244 shares (cost $5,764)	6,245
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
90,845 shares (cost $380,960)	432,686
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
103,190 shares (cost $450,829)	495,776
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
1,994 shares (cost $9,127)	9,852
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
4,310 shares (cost $18,662)	22,143
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
8,564 shares (cost $114,625)	130,995
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
7,145 shares (cost $52,422)	58,392
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
4,301 shares (cost $48,659)	57,135
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
5,552 shares (cost $23,541)	28,562
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
3,158 shares (cost $18,590)	$20,056

Total Investments	77,722,943
Accounts Receivable - NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	335

Total Assets	77,723,278
Accounts Payable - Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	21,778
Other Accounts Payable	2,321

Total Accounts Payable	24,099

$77,699,179

Contract Owners’ Equity:
Accumulation units	77,699,179

Total Contract Owners’ Equity (note 8)	$77,699,179

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account

Year Ended December 31, 2009

Investment Activity:	Total	MLVGA2	JACAS	JARLCS	JAIGS2	MIGIC	MVFIC	MSVFI
Reinvested dividends	$978,116	4,253	88	131	5,828	25	11,712	25,878

Net investment income (loss)	978,116	4,253	88	131	5,828	25	11,712	25,878

Realized gain (loss) on investments	(5,481,279)	596	(26,303)	(14,238)	(109,250)	(540)	(55,717)	(42,229)
Change in unrealized gain (loss) on investments	16,822,557	3,874	273,112	16,657	829,685	1,767	324,354	36,589

Net gain (loss) on investments	11,341,278	4,470	246,809	2,419	720,435	1,227	268,637	(5,640)

Reinvested capital gains	772,826	-	-	-	36,286	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,092,220	8,723	246,897	2,550	762,549	1,252	280,349	20,238

Investment Activity:	MSVRE	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$15,515	893	141	837	968	-	-	-

Net investment income (loss)	15,515	893	141	837	968	-	-	-

Realized gain (loss) on investments	(388,507)	39	179	(94,535)	(11,069)	(52,263)	(74,246)	(25,447)
Change in unrealized gain (loss) on investments	437,861	(1,006)	2,863	287,422	38,332	183,381	206,441	78,539

Net gain (loss) on investments	49,354	(967)	3,042	192,887	27,263	131,118	132,195	53,092

Reinvested capital gains	-	120	793	26,794	93	38,459	78,150	5,441

Net increase (decrease) in contract owners’ equity resulting from operations	$64,869	46	3,976	220,518	28,324	169,577	210,345	58,533

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM3	NVIE6	GEF3	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$34,997	9,292	351	6	105	2,669	3,342	9,654

Net investment income (loss)	34,997	9,292	351	6	105	2,669	3,342	9,654

Realized gain (loss) on investments	(13,693)	(79,426)	(9,130)	5	485	(83,593)	(7,028)	1,391
Change in unrealized gain (loss) on investments	105,707	458,548	56,853	87	20,263	260,682	92,663	68,848

Net gain (loss) on investments	92,014	379,122	47,723	92	20,748	177,089	85,635	70,239

Reinvested capital gains	-	-	-	-	332	-	116	-

Net increase (decrease) in contract owners’ equity resulting from operations	$127,011	388,414	48,074	98	21,185	179,758	89,093	79,893

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$11,012	2,540	17,789	22,943	5,757	9,675	930	10,100

Net investment income (loss)	11,012	2,540	17,789	22,943	5,757	9,675	930	10,100

Realized gain (loss) on investments	81	(545)	17,749	(11,400)	(1,235)	7,907	209	(272,615)
Change in unrealized gain (loss) on investments	116,017	7,689	121,332	278,308	36,133	(3,618)	23	432,152

Net gain (loss) on investments	116,098	7,144	139,081	266,908	34,898	4,289	232	159,537

Reinvested capital gains	-	238	72	981	184	2,397	706	-

Net increase (decrease) in contract owners’ equity resulting from operations	$127,110	9,922	156,942	290,832	40,839	16,361	1,868	169,637

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	GBF	GVGHS	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$53,886	188	5,237	12,317	131	504	8,124	25,650

Net investment income (loss)	53,886	188	5,237	12,317	131	504	8,124	25,650

Realized gain (loss) on investments	14,707	(16,037)	(29,881)	(99,294)	84	340	(4,901)	(61,911)
Change in unrealized gain (loss) on investments	(55,302)	26,620	67,998	339,590	271	1,559	36,209	359,094

Net gain (loss) on investments	(40,595)	10,583	38,117	240,296	355	1,899	31,308	297,183

Reinvested capital gains	27,081	-	-	76,071	114	322	2,693	45,254

Net increase (decrease) in contract owners’ equity resulting from operations	$40,372	10,771	43,354	328,684	600	2,725	42,125	368,087

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$38,903	1,903	4,631	2,006	7,447	11,221	2,139	590

Net investment income (loss)	38,903	1,903	4,631	2,006	7,447	11,221	2,139	590

Realized gain (loss) on investments	(239,151)	(27,986)	(18,995)	-	(43,431)	(389,067)	4,098	1,257
Change in unrealized gain (loss) on investments	813,226	38,246	151,847	-	237,399	498,191	118,067	11,169

Net gain (loss) on investments	574,075	10,260	132,852	-	193,968	109,124	122,165	12,426

Reinvested capital gains	150,807	3,074	14,638	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$763,785	15,237	152,121	2,006	201,415	120,345	124,304	13,016

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	GGTC3
Reinvested dividends	$-	4,667	-	773	562	26,966	1,036	-

Net investment income (loss)	-	4,667	-	773	562	26,966	1,036	-

Realized gain (loss) on investments	(34,881)	(73,147)	(9,173)	(15,805)	(95,545)	(3,755)	679	(15,970)
Change in unrealized gain (loss) on investments	262,543	195,050	32,479	59,338	177,886	31,933	(387)	71,379

Net gain (loss) on investments	227,662	121,903	23,306	43,533	82,341	28,178	292	55,409

Reinvested capital gains	-	-	-	-	-	-	262	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227,662	126,570	23,306	44,306	82,903	55,144	1,590	55,409

Investment Activity:	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	AVBVI	AVCA
Reinvested dividends	$-	11	2,681	4,689	7,845	24,269	-	126

Net investment income (loss)	-	11	2,681	4,689	7,845	24,269	-	126

Realized gain (loss) on investments	(9,927)	103	9,560	(126,899)	10,840	(39,641)	(49,174)	(3,992)
Change in unrealized gain (loss) on investments	29,685	812	150,347	222,910	135,674	58,175	64,955	8,237

Net gain (loss) on investments	19,758	915	159,907	96,011	146,514	18,534	15,781	4,245

Reinvested capital gains	-	126	1,454	-	3,028	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,758	1,052	164,042	100,700	157,387	42,803	15,781	4,371

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	AVCDI	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1
Reinvested dividends	$-	563	3,218	239	14,142	100	45,765	-

Net investment income (loss)	-	563	3,218	239	14,142	100	45,765	-

Realized gain (loss) on investments	(39,970)	(1,778)	1,202	(1,642)	(19,434)	(13,181)	(44,645)	(71,877)
Change in unrealized gain (loss) on investments	66,851	20,477	11,433	4,073	119,735	18,636	174,279	82,497

Net gain (loss) on investments	26,881	18,699	12,635	2,431	100,301	5,455	129,634	10,620

Reinvested capital gains	-	2,198	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,881	21,460	15,853	2,670	114,443	5,555	175,399	10,620

Investment Activity:	DVSCS	DSIF	DCAP	FVMOS	FQB	FCS	FNRS2	FEIS
Reinvested dividends	$6,712	28,894	515	686	2,782	29,464	2,710	15,511

Net investment income (loss)	6,712	28,894	515	686	2,782	29,464	2,710	15,511

Realized gain (loss) on investments	(46,299)	(102,187)	(12,520)	(30)	(828)	(161,550)	(57,007)	(98,327)
Change in unrealized gain (loss) on investments	87,210	341,389	16,201	(688)	6,417	821,557	367,071	246,917

Net gain (loss) on investments	40,911	239,202	3,681	(718)	5,589	660,007	310,064	148,590

Reinvested capital gains	45,501	75,426	1,504	696	-	637	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$93,124	343,522	5,700	664	8,371	690,108	312,774	164,101

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS
Reinvested dividends	$1,426	13,302	13,733	3,421	108,636	9,765	27,217	190

Net investment income (loss)	1,426	13,302	13,733	3,421	108,636	9,765	27,217	190

Realized gain (loss) on investments	(1,179)	(23,712)	(82,065)	(50,678)	(5,985)	(46,924)	(58,878)	(3,876)
Change in unrealized gain (loss) on investments	6,150	91,205	210,033	297,816	65,966	527,081	329,581	20,162

Net gain (loss) on investments	4,971	67,493	127,968	247,138	59,981	480,157	270,703	16,286

Reinvested capital gains	223	4,126	5,224	882	5,597	8,887	3,949	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,620	84,921	146,925	251,441	174,214	498,809	301,869	16,476

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3	FTVFA2	MFBIE
Reinvested dividends	$13,927	621	12,994	16,916	26,836	57,450	5,358	2,402

Net investment income (loss)	13,927	621	12,994	16,916	26,836	57,450	5,358	2,402

Realized gain (loss) on investments	(29,741)	(4,281)	(41,771)	(28,672)	(431,302)	4,289	(16,809)	(8,961)
Change in unrealized gain (loss) on investments	74,094	9,346	308,372	261,969	508,102	4,381	70,310	22,407

Net gain (loss) on investments	44,353	5,065	266,601	233,297	76,800	8,670	53,501	13,446

Reinvested capital gains	-	-	30,174	1,586	32,439	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$58,280	5,686	309,769	251,799	136,075	66,120	58,859	15,848

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	MFBOV	MFFCA	MFTCG	AMINS	AMRS	AMFAS	AMSRS	OVGR
Reinvested dividends	$549	40	313	-	-	-	12,127	665

Net investment income (loss)	549	40	313	-	-	-	12,127	665

Realized gain (loss) on investments	(5,367)	(4,879)	(5,884)	(86,887)	(80,057)	(4,026)	(22,801)	(18,850)
Change in unrealized gain (loss) on investments	25,530	34,387	24,781	132,722	137,015	7,289	161,816	102,498

Net gain (loss) on investments	20,163	29,508	18,897	45,835	56,958	3,263	139,015	83,648

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,712	29,548	19,210	45,835	56,958	3,263	151,142	84,313

Investment Activity:	OVGS3	OVHI3	OVHI	OVGI	OVSC	PMVFBA	PMVLDA	TRBCG2
Reinvested dividends	$7,812	-	-	11,455	5,896	224	3,240	-

Net investment income (loss)	7,812	-	-	11,455	5,896	224	3,240	-

Realized gain (loss) on investments	(31,541)	(22,409)	(8,744)	(125,749)	(243,493)	1,223	202	(218,570)
Change in unrealized gain (loss) on investments	158,962	53,782	9,241	302,644	398,809	(2,781)	(4,424)	366,392

Net gain (loss) on investments	127,421	31,373	497	176,895	155,316	(1,558)	(4,222)	147,822

Reinvested capital gains	7,464	-	-	-	-	798	12,825	-

Net increase (decrease) in contract owners’ equity resulting from operations	$142,697	31,373	497	188,350	161,212	(536)	11,843	147,822

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	TREI2	TRLT2	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG
Reinvested dividends	$5,401	1,362	442	73	1,004	206	289	-

Net investment income (loss)	5,401	1,362	442	73	1,004	206	289	-

Realized gain (loss) on investments	(54,017)	948	(3,175)	111	186	(85)	(530)	595
Change in unrealized gain (loss) on investments	131,463	1,630	50,251	1,553	1,887	8,517	12,552	4,275

Net gain (loss) on investments	77,446	2,578	47,076	1,664	2,073	8,432	12,022	4,870

Reinvested capital gains	-	-	11,943	21	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$82,847	3,940	59,461	1,758	3,077	8,638	12,311	4,870

Investment Activity:	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP
Reinvested dividends	$-	81	2,158	282	678	-	-	873

Net investment income (loss)	-	81	2,158	282	678	-	-	873

Realized gain (loss) on investments	(110)	(992)	559	(685)	(922)	563	942	-
Change in unrealized gain (loss) on investments	32,922	9,156	11,333	9,718	9,115	4,013	4,623	-

Net gain (loss) on investments	32,812	8,164	11,892	9,033	8,193	4,576	5,565	-

Reinvested capital gains	-	600	-	-	1,091	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,812	8,845	14,050	9,315	9,962	4,576	5,565	873

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	WRMSP	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP
Reinvested dividends	$12	125	1	505	368	-	226	-

Net investment income (loss)	12	125	1	505	368	-	226	-

Realized gain (loss) on investments	2	1,186	60	1,013	2,445	158	485	1,138
Change in unrealized gain (loss) on investments	15	12,843	481	50,363	42,517	725	3,256	16,831

Net gain (loss) on investments	17	14,029	541	51,376	44,962	883	3,741	17,969

Reinvested capital gains	-	286	2	933	660	-	-	1,068

Net increase (decrease) in contract owners’ equity resulting from operations	$29	14,440	544	52,814	45,990	883	3,967	19,037

Investment Activity:	WRSCP	WRSCV	WRVP	WFVSCG	SGRF
Reinvested dividends	$34	-	247	-	-

Net investment income (loss)	34	-	247	-	-

Realized gain (loss) on investments	968	1,061	47	4,330	(347,847)
Change in unrealized gain (loss) on investments	6,470	8,449	4,955	1,466	364,727

Net gain (loss) on investments	7,438	9,510	5,002	5,796	16,880

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,472	9,510	5,249	5,796	16,880

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MLVGA2		JACAS		JARLCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$978,116	740,322	4,253	-	88	21	131	223
Realized gain (loss) on investments	(5,481,279)	(1,605,177)	596	-	(26,303)	(5,705)	(14,238)	(176)
Change in unrealized gain (loss) on investments	16,822,557	(17,219,472)	3,874	-	273,112	(234,112)	16,657	(15,849)
Reinvested capital gains	772,826	2,523,880	-	-	-	-	-	1,938

Net increase (decrease) in contract owners’ equity resulting from operations	13,092,220	(15,560,447)	8,723	-	246,897	(239,796)	2,550	(13,864)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39,536,675	27,921,690	235,404	-	223,160	141,588	-	-
Transfers between funds	-	-	167,280	-	287,085	496,267	(26,353)	80
Surrenders (note 6)	(2,794,698)	(613,268)	(27)	-	(9,720)	-	-	-
Death benefits (note 4)	(138,927)	(8,801)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(595,724)	(221,696)	-	-	(1,389)	-	-	-
Deductions for surrender charges (note 2d)	(408,978)	(276,142)	-	-	(3,716)	(47)	(20)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,112,630)	(5,685,829)	(12,765)	-	(102,117)	(35,712)	(282)	(400)
Asset charges (note 3):	(226,129)	(165,548)	(172)	-	(2,682)	(1,049)	(53)	(118)
Adjustments to maintain reserves	(6,565)	(7,192)	1	-	64	(115)	4	(20)

Net equity transactions	26,266,154	20,943,214	389,721	-	390,685	600,932	(26,704)	(458)

Net change in contract owners’ equity	39,358,374	5,382,767	398,444	-	637,582	361,136	(24,154)	(14,322)
Contract owners’ equity beginning of period	38,340,805	32,958,038	-	-	423,976	62,840	24,154	38,476

Contract owners’ equity end of period	$77,699,179	38,340,805	398,444	-	1,061,558	423,976	-	24,154

CHANGES IN UNITS:
Beginning units	4,370,069	2,416,398	-	-	52,700	4,350	3,769	3,828
Units purchased	5,913,567	3,755,602	34,427	-	52,114	51,888	-	8
Units redeemed	(3,035,864)	(1,801,931)	(1,721)	-	(14,446)	(3,538)	(3,769)	(67)

Ending units	7,247,772	4,370,069	32,706	-	90,368	52,700	-	3,769

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS2		MIGIC		MVFIC		MSVFI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,828	25,592	25	17	11,712	4,326	25,878	15,058
Realized gain (loss) on investments	(109,250)	(28,427)	(540)	(184)	(55,717)	(16,849)	(42,229)	(12,293)
Change in unrealized gain (loss) on investments	829,685	(833,455)	1,767	(1,367)	324,354	(192,392)	36,589	(43,745)
Reinvested capital gains	36,286	137,243	-	140	-	14,598	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	762,549	(699,047)	1,252	(1,394)	280,349	(190,317)	20,238	(40,980)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	614,264	553,771	2,227	2,676	495,381	276,389	49,085	101,354
Transfers between funds	228,951	380,132	(821)	(885)	494,624	46,616	(184,426)	(68,286)
Surrenders (note 6)	(14,570)	(871)	-	-	(14,250)	(751)	(8,219)	(5,231)
Death benefits (note 4)	(6,486)	-	-	-	-	-	-	(38)
Net policy repayments (loans) (note 5)	(1,957)	(1,878)	-	-	(19,267)	(393)	(13)	(5,304)
Deductions for surrender charges (note 2d)	(9,176)	(3,999)	-	-	(9,239)	(286)	(2,788)	(4,417)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(195,001)	(136,528)	(879)	(842)	(140,489)	(45,165)	(32,352)	(53,385)
Asset charges (note 3):	(5,381)	(3,932)	(22)	(21)	(3,839)	(1,396)	(761)	(1,414)
Adjustments to maintain reserves	770	(102)	7	(22)	92	(129)	45	(94)

Net equity transactions	611,414	786,593	512	906	803,013	274,885	(179,429)	(36,815)

Net change in contract owners’ equity	1,373,963	87,546	1,764	(488)	1,083,362	84,568	(159,191)	(77,795)
Contract owners’ equity beginning of period	807,004	719,458	2,681	3,169	449,361	364,793	294,718	372,513

Contract owners’ equity end of period	$2,180,967	807,004	4,445	2,681	1,532,723	449,361	135,527	294,718

CHANGES IN UNITS:
Beginning units	113,377	48,306	335	250	47,608	26,056	28,841	32,734
Units purchased	83,794	78,464	256	257	103,663	29,365	4,731	15,076
Units redeemed	(26,063)	(13,393)	(193)	(172)	(18,943)	(7,813)	(21,476)	(18,969)

Ending units	171,108	113,377	398	335	132,328	47,608	12,096	28,841

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVRE		NVAGF3		NVAMV1		GVAAA2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$15,515	22,870	893	-	141	-	837	18,544
Realized gain (loss) on investments	(388,507)	(217,350)	39	-	179	-	(94,535)	(18,471)
Change in unrealized gain (loss) on investments	437,861	(320,507)	(1,006)	-	2,863	-	287,422	(196,148)
Reinvested capital gains	-	250,822	120	-	793	-	26,794	7,621

Net increase (decrease) in contract owners’ equity resulting from operations	64,869	(264,165)	46	-	3,976	-	220,518	(188,454)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,493	354,254	17,483	-	3,758	-	477,925	301,768
Transfers between funds	(617,069)	(125,034)	11,090	-	14,066	-	246,688	367,336
Surrenders (note 6)	(8,676)	(108)	-	-	-	-	(15,707)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	50	(6,001)	-	-	-	-	(366)	-
Deductions for surrender charges (note 2d)	(5,275)	(2,412)	-	-	-	-	(4,704)	(1,261)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,559)	(87,665)	(859)	-	(1,029)	-	(199,178)	(72,634)
Asset charges (note 3):	(1,224)	(2,783)	(30)	-	-	-	(4,683)	(2,444)
Adjustments to maintain reserves	53	(96)	(4)	-	(2)	-	79	(68)

Net equity transactions	(515,207)	130,155	27,680	-	16,793	-	500,054	592,697

Net change in contract owners’ equity	(450,338)	(134,010)	27,726	-	20,769	-	720,572	404,243
Contract owners’ equity beginning of period	450,338	584,348	-	-	-	-	677,429	273,186

Contract owners’ equity end of period	$-	450,338	27,726	-	20,769	-	1,398,001	677,429

CHANGES IN UNITS:
Beginning units	52,025	41,926	-	-	-	-	86,089	24,380
Units purchased	21,516	29,007	2,510	-	1,740	-	98,194	70,264
Units redeemed	(73,541)	(18,908)	(82)	-	(87)	-	(40,328)	(8,555)

Ending units	-	52,025	2,428	-	1,653	-	143,955	86,089

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$968	10,198	-	7,324	-	10,539	-	2,863
Realized gain (loss) on investments	(11,069)	(3,374)	(52,263)	(4,428)	(74,246)	(14,216)	(25,447)	(1,911)
Change in unrealized gain (loss) on investments	38,332	(23,642)	183,381	(101,277)	206,441	(268,514)	78,539	(36,572)
Reinvested capital gains	93	127	38,459	7,453	78,150	28,511	5,441	32

Net increase (decrease) in contract owners’ equity resulting from operations	28,324	(16,691)	169,577	(90,928)	210,345	(243,680)	58,533	(35,588)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	95,785	25,675	298,799	126,446	278,566	271,304	152,674	47,157
Transfers between funds	96,818	139,092	102,022	161,097	135,812	134,742	39,400	134,559
Surrenders (note 6)	(25,653)	(39)	(2,182)	(2,009)	(8,333)	(1,469)	-	-
Death benefits (note 4)	-	-	(6,220)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,050)	-	(2,344)	-	(11,440)	(327)	(463)	-
Deductions for surrender charges (note 2d)	(435)	(239)	(573)	(1,191)	(3,460)	(2,388)	(1,235)	(334)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,935)	(11,977)	(103,764)	(47,654)	(111,052)	(79,081)	(42,208)	(14,966)
Asset charges (note 3):	(1,124)	(572)	(1,926)	(1,050)	(3,073)	(2,008)	(1,062)	(338)
Adjustments to maintain reserves	63	(90)	45	(97)	709	(95)	576	(59)

Net equity transactions	133,469	151,850	283,857	235,542	277,729	320,678	147,682	166,019

Net change in contract owners’ equity	161,793	135,159	453,434	144,614	488,074	76,998	206,215	130,431
Contract owners’ equity beginning of period	187,319	52,160	265,187	120,573	409,410	332,412	144,755	14,324

Contract owners’ equity end of period	$349,112	187,319	718,621	265,187	897,484	409,410	350,970	144,755

CHANGES IN UNITS:
Beginning units	19,150	4,806	34,853	9,724	63,278	28,662	23,626	1,448
Units purchased	16,970	16,706	50,163	30,335	62,885	44,308	33,690	24,255
Units redeemed	(4,296)	(2,362)	(18,318)	(5,206)	(26,212)	(9,692)	(13,485)	(2,077)

Ending units	31,824	19,150	66,698	34,853	99,951	63,278	43,831	23,626

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM3		NVIE6		GEF3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$34,997	18,939	9,292	9,414	351	297	6	-
Realized gain (loss) on investments	(13,693)	(16,612)	(79,426)	(4,502)	(9,130)	(521)	5	-
Change in unrealized gain (loss) on investments	105,707	(80,261)	458,548	(746,380)	56,853	(16,900)	87	-
Reinvested capital gains	-	-	-	173,655	-	4,511	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	127,011	(77,934)	388,414	(567,813)	48,074	(12,613)	98	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	157,222	23,219	356,302	341,785	50,732	2,349	1,142	-
Transfers between funds	135,309	139,894	489,859	179,580	265,178	38,394	-	-
Surrenders (note 6)	(574)	(6,992)	(18,047)	(17)	(7)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,962)	(4,598)	(7,503)	(5,736)	-	-	-	-
Deductions for surrender charges (note 2d)	(555)	(1,929)	(4,452)	(1,118)	(403)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,524)	(18,394)	(121,091)	(100,188)	(16,479)	(896)	(125)	-
Asset charges (note 3):	(1,470)	(772)	(3,458)	(2,812)	(664)	(39)	-	-
Adjustments to maintain reserves	58	(59)	474	(28)	21	(19)	(2)	-

Net equity transactions	246,504	130,369	692,084	411,466	298,378	39,789	1,015	-

Net change in contract owners’ equity	373,515	52,435	1,080,498	(156,347)	346,452	27,176	1,113	-
Contract owners’ equity beginning of period	187,019	134,584	496,271	652,618	27,176	-	-	-

Contract owners’ equity end of period	$560,534	187,019	1,576,769	496,271	373,628	27,176	1,113	-

CHANGES IN UNITS:
Beginning units	21,626	11,190	44,366	24,604	4,934	-	-	-
Units purchased	27,408	14,301	55,549	26,308	50,763	5,160	93	-
Units redeemed	(4,662)	(3,865)	(13,692)	(6,546)	(3,296)	(226)	(10)	-

Ending units	44,372	21,626	86,223	44,366	52,401	4,934	83	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$105	-	2,669	1,617	3,342	876	9,654	1,576
Realized gain (loss) on investments	485	(36)	(83,593)	(9,172)	(7,028)	(5,849)	1,391	(9,779)
Change in unrealized gain (loss) on investments	20,263	11	260,682	(245,152)	92,663	(14,213)	68,848	(532)
Reinvested capital gains	332	-	-	-	116	2,167	-	832

Net increase (decrease) in contract owners’ equity resulting from operations	21,185	(25)	179,758	(252,707)	89,093	(17,019)	79,893	(7,903)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,101	168	246,169	151,669	344,758	70,310	380,937	3,638
Transfers between funds	106,732	193	(82,382)	709,816	135,727	65,767	153,625	194,039
Surrenders (note 6)	(167)	-	(12,240)	(284)	(18)	(465)	(67)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(227)	(2,345)	(5,142)	-	(2,323)	-
Deductions for surrender charges (note 2d)	-	-	(8,352)	(2,723)	(1,427)	-	-	(38)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,237)	(122)	(123,370)	(53,777)	(108,826)	(15,303)	(68,751)	(5,040)
Asset charges (note 3):	(119)	-	(3,069)	(1,155)	(1,167)	(216)	(1,724)	(136)
Adjustments to maintain reserves	(10)	(12)	17	(17)	23	(26)	66	(47)

Net equity transactions	134,300	227	16,546	801,184	363,928	120,067	461,763	192,416

Net change in contract owners’ equity	155,485	202	196,304	548,477	453,021	103,048	541,656	184,513
Contract owners’ equity beginning of period	202	-	548,477	-	103,048	-	184,513	-

Contract owners’ equity end of period	$155,687	202	744,781	548,477	556,069	103,048	726,169	184,513

CHANGES IN UNITS:
Beginning units	39	-	88,800	-	16,061	-	23,058	-
Units purchased	20,585	65	41,817	97,301	70,633	18,436	61,204	23,719
Units redeemed	(984)	(26)	(38,759)	(8,501)	(19,664)	(2,375)	(8,565)	(661)

Ending units	19,640	39	91,858	88,800	67,030	16,061	75,697	23,058

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$11,012	1,621	2,540	562	17,789	1,435	22,943	2,752
Realized gain (loss) on investments	81	(13,319)	(545)	(302)	17,749	(20,839)	(11,400)	(26,328)
Change in unrealized gain (loss) on investments	116,017	3,209	7,689	(548)	121,332	4,697	278,308	(14,643)
Reinvested capital gains	-	2,004	238	90	72	1,054	981	4,092

Net increase (decrease) in contract owners’ equity resulting from operations	127,110	(6,485)	9,922	(198)	156,942	(13,653)	290,832	(34,127)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	555,180	34,341	39,789	8,429	698,622	89,043	1,725,605	203,615
Transfers between funds	255,114	202,442	53,614	45,882	735,349	93,159	610,457	249,613
Surrenders (note 6)	-	-	-	-	(15,458)	-	-	(58)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(184)	-	(175)	-	(1,684)	-	(1,381)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(121,664)	(12,274)	(23,223)	(1,893)	(136,720)	(10,518)	(295,426)	(36,529)
Asset charges (note 3):	(1,608)	(156)	(508)	(153)	(2,448)	(347)	(4,626)	(650)
Adjustments to maintain reserves	28	(33)	6	(6)	32	(44)	1,604	(49)

Net equity transactions	686,866	224,320	69,503	52,259	1,277,693	171,293	2,036,233	415,942

Net change in contract owners’ equity	813,976	217,835	79,425	52,061	1,434,635	157,640	2,327,065	381,815
Contract owners’ equity beginning of period	217,835	-	52,061	-	157,640	-	381,815	-

Contract owners’ equity end of period	$1,031,811	217,835	131,486	52,061	1,592,275	157,640	2,708,880	381,815

CHANGES IN UNITS:
Beginning units	29,990	-	5,694	-	20,669	-	55,360	-
Units purchased	100,644	31,663	9,774	5,918	174,844	22,086	296,689	60,541
Units redeemed	(16,306)	(1,673)	(2,766)	(224)	(24,397)	(1,417)	(42,023)	(5,181)

Ending units	114,328	29,990	12,702	5,694	171,116	20,669	310,026	55,360

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC1		NVCBD1		NVLCP1		TRF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,757	1,136	9,675	653	930	30	10,100	11,215
Realized gain (loss) on investments	(1,235)	(202)	7,907	(27)	209	(2)	(272,615)	(29,811)
Change in unrealized gain (loss) on investments	36,133	(9,056)	(3,618)	(325)	23	101	432,152	(539,952)
Reinvested capital gains	184	299	2,397	-	706	-	-	132,450

Net increase (decrease) in contract owners’ equity resulting from operations	40,839	(7,823)	16,361	301	1,868	129	169,637	(426,098)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	92,469	34,261	56,400	216	26,203	2,277	252,618	404,855
Transfers between funds	92,202	91,795	437,768	47,842	13,141	21	(107,840)	(210,976)
Surrenders (note 6)	-	-	(6,408)	-	-	-	(12,513)	(8,340)
Death benefits (note 4)	-	-	-	-	-	-	-	(51)
Net policy repayments (loans) (note 5)	-	-	36	-	-	-	(9,182)	(8,210)
Deductions for surrender charges (note 2d)	(4)	-	(2,510)	-	-	-	(9,378)	(11,733)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,595)	(3,210)	(40,345)	(1,086)	(1,833)	(119)	(143,510)	(162,098)
Asset charges (note 3):	(1,131)	(271)	(671)	(49)	(54)	(4)	(3,543)	(3,717)
Adjustments to maintain reserves	15	(18)	250	(24)	10	(16)	34	(108)

Net equity transactions	154,956	122,557	444,520	46,899	37,467	2,159	(33,314)	(378)

Net change in contract owners’ equity	195,795	114,734	460,881	47,200	39,335	2,288	136,323	(426,476)
Contract owners’ equity beginning of period	114,734	-	47,200	-	2,288	-	656,639	1,083,115

Contract owners’ equity end of period	$310,529	114,734	508,081	47,200	41,623	2,288	792,962	656,639

CHANGES IN UNITS:
Beginning units	13,698	-	4,746	-	230	-	84,151	81,126
Units purchased	21,130	14,117	46,876	4,867	3,525	244	33,464	49,486
Units redeemed	(3,312)	(419)	(4,659)	(121)	(167)	(14)	(37,025)	(46,461)

Ending units	31,516	13,698	46,963	4,746	3,588	230	80,590	84,151

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GVGHS		GVIX6		GVIDA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$53,886	37,116	188	227	5,237	3,351	12,317	14,635
Realized gain (loss) on investments	14,707	5,138	(16,037)	(4,027)	(29,881)	(2,073)	(99,294)	(106,893)
Change in unrealized gain (loss) on investments	(55,302)	40,050	26,620	(23,892)	67,998	(89,855)	339,590	(369,450)
Reinvested capital gains	27,081	-	-	6,697	-	239	76,071	151,355

Net increase (decrease) in contract owners’ equity resulting from operations	40,372	82,304	10,771	(20,995)	43,354	(88,338)	328,684	(310,353)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	460,693	421,531	37,276	25,681	118,331	11,539	646,905	716,005
Transfers between funds	56,042	651,142	8,626	7,978	37,463	31,837	283,807	203,061
Surrenders (note 6)	(12,749)	(10,174)	(10,289)	(3,534)	(2)	-	(2,663)	(1,073)
Death benefits (note 4)	-	(55)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,964)	(11,335)	(144)	-	-	-	(7,694)	(15,722)
Deductions for surrender charges (note 2d)	(11,240)	(9,205)	(1,689)	(1,120)	(89)	(163)	(15,656)	(10,899)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(204,674)	(142,891)	(16,633)	(11,983)	(18,376)	(11,268)	(269,064)	(169,630)
Asset charges (note 3):	(6,152)	(3,826)	(329)	(359)	(545)	(507)	(5,606)	(3,709)
Adjustments to maintain reserves	149	(107)	56	(48)	27	(41)	(26)	(102)

Net equity transactions	276,105	895,080	16,874	16,615	136,809	31,397	630,003	717,931

Net change in contract owners’ equity	316,477	977,384	27,645	(4,380)	180,163	(56,941)	958,687	407,578
Contract owners’ equity beginning of period	1,439,195	461,811	68,396	72,776	121,065	178,006	744,042	336,464

Contract owners’ equity end of period	$1,755,672	1,439,195	96,041	68,396	301,228	121,065	1,702,729	744,042

CHANGES IN UNITS:
Beginning units	117,240	40,524	7,323	5,826	17,707	14,812	86,385	24,672
Units purchased	55,235	92,993	5,718	4,786	21,245	4,216	105,764	88,649
Units redeemed	(33,198)	(16,277)	(4,408)	(3,289)	(4,697)	(1,321)	(36,739)	(26,936)

Ending units	139,277	117,240	8,633	7,323	34,255	17,707	155,410	86,385

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$131	-	504	-	8,124	4,574	25,650	26,142
Realized gain (loss) on investments	84	-	340	-	(4,901)	(715)	(61,911)	(10,894)
Change in unrealized gain (loss) on investments	271	-	1,559	-	36,209	(10,034)	359,094	(337,235)
Reinvested capital gains	114	-	322	-	2,693	2,187	45,254	85,895

Net increase (decrease) in contract owners’ equity resulting from operations	600	-	2,725	-	42,125	(3,988)	368,087	(236,092)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,651	-	53,857	-	176,704	105,132	1,567,959	420,982
Transfers between funds	8,780	-	48,648	-	263,906	122,878	548,568	229,342
Surrenders (note 6)	-	-	-	-	(3)	(16)	(7,535)	(316)
Death benefits (note 4)	-	-	-	-	-	-	(645)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(14,614)	-
Deductions for surrender charges (note 2d)	(337)	-	(400)	-	(1,324)	(2,208)	(10,111)	(13,527)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,519)	-	(7,213)	-	(62,418)	(12,771)	(345,403)	(150,738)
Asset charges (note 3):	(22)	-	(144)	-	(2,921)	(792)	(7,961)	(4,234)
Adjustments to maintain reserves	341	-	358	-	33	(64)	53	(92)

Net equity transactions	15,894	-	95,106	-	373,977	212,159	1,730,311	481,417

Net change in contract owners’ equity	16,494	-	97,831	-	416,102	208,171	2,098,398	245,325
Contract owners’ equity beginning of period	-	-	-	-	222,845	14,674	986,929	741,604

Contract owners’ equity end of period	$16,494	-	97,831	-	638,947	222,845	3,085,327	986,929

CHANGES IN UNITS:
Beginning units	-	-	-	-	20,458	1,266	102,479	59,144
Units purchased	1,675	-	8,679	-	41,453	20,619	207,339	65,075
Units redeemed	(258)	-	(663)	-	(8,138)	(1,427)	(40,906)	(21,740)

Ending units	1,417	-	8,016	-	53,773	20,458	268,912	102,479

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA		GVDMC		MCIF		SAM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$38,903	61,886	1,903	3,147	4,631	4,865	2,006	51,748
Realized gain (loss) on investments	(239,151)	(165,954)	(27,986)	(2,118)	(18,995)	(7,137)	-	-
Change in unrealized gain (loss) on investments	813,226	(973,554)	38,246	(27,601)	151,847	(186,519)	-	-
Reinvested capital gains	150,807	272,695	3,074	6,620	14,638	24,573	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	763,785	(804,927)	15,237	(19,952)	152,121	(164,218)	2,006	51,748

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,006,132	1,236,517	168,238	41,296	126,194	150,356	14,443,780	11,897,806
Transfers between funds	594,967	419,341	33,775	111,768	72,501	92,039	(9,644,084)	(8,186,428)
Surrenders (note 6)	(41,244)	(25,542)	-	-	(2,906)	(6,245)	2,010,066	(385,473)
Death benefits (note 4)	-	-	-	(402)	-	-	-	-
Net policy repayments (loans) (note 5)	(8,689)	(19,663)	(14,000)	9,319	(461)	(4,417)	(335,760)	(37,963)
Deductions for surrender charges (note 2d)	(22,276)	(46,659)	(41)	(42)	(1,461)	(3,748)	(45,388)	(6,887)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(793,160)	(490,615)	(36,749)	(21,881)	(49,980)	(42,154)	(1,096,151)	(523,152)
Asset charges (note 3):	(16,259)	(12,376)	(662)	(379)	(2,181)	(1,681)	(23,874)	(14,428)
Adjustments to maintain reserves	(81)	50	38	(67)	39	(59)	15,720	(213)

Net equity transactions	1,719,390	1,061,053	150,599	139,612	141,745	184,091	1,304,177	2,743,262

Net change in contract owners’ equity	2,483,175	256,126	165,836	119,660	293,866	19,873	1,306,183	2,795,010
Contract owners’ equity beginning of period	2,323,555	2,067,429	133,130	13,470	333,096	313,223	4,759,554	1,964,544

Contract owners’ equity end of period	$4,806,730	2,323,555	298,966	133,130	626,962	333,096	6,065,737	4,759,554

CHANGES IN UNITS:
Beginning units	255,853	156,190	12,983	1,116	38,566	23,042	414,695	174,684
Units purchased	292,090	185,566	26,020	13,916	20,753	20,719	1,315,198	1,124,101
Units redeemed	(122,449)	(85,903)	(13,553)	(2,049)	(6,239)	(5,195)	(1,201,613)	(884,090)

Ending units	425,494	255,853	25,450	12,983	53,080	38,566	528,280	414,695

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMIG3		GVDIV3		NVMLG1		NVMLV1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,447	518	11,221	12,241	2,139	34	590	8
Realized gain (loss) on investments	(43,431)	(6,641)	(389,067)	(36,100)	4,098	(2,701)	1,257	(119)
Change in unrealized gain (loss) on investments	237,399	(217,291)	498,191	(503,600)	118,067	467	11,169	(278)
Reinvested capital gains	-	-	-	112,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	201,415	(223,414)	120,345	(415,339)	124,304	(2,200)	13,016	(389)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	241,242	174,820	256,183	309,120	112,857	1,823	32,387	510
Transfers between funds	(32,311)	633,540	(199,831)	(111,312)	459,403	16,125	72,353	1,538
Surrenders (note 6)	(12,587)	(2,080)	(28,766)	(5,297)	(4,355)	-	(232)	-
Death benefits (note 4)	-	-	-	(15)	-	-	-	-
Net policy repayments (loans) (note 5)	(185)	(2,037)	(4,819)	(4,148)	125	-	-	-
Deductions for surrender charges (note 2d)	(9,178)	(3,431)	(4,024)	(4,617)	(3,476)	-	(265)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,456)	(64,129)	(58,115)	(96,262)	(47,987)	(509)	(12,143)	(466)
Asset charges (note 3):	(2,961)	(1,329)	(1,800)	(2,768)	(1,248)	(10)	(196)	-
Adjustments to maintain reserves	44	(47)	27	(108)	8	(10)	27	(30)

Net equity transactions	61,608	735,307	(41,145)	84,593	515,327	17,419	91,931	1,552

Net change in contract owners’ equity	263,023	511,893	79,200	(330,746)	639,631	15,219	104,947	1,163
Contract owners’ equity beginning of period	511,893	-	542,194	872,940	15,219	-	1,163	-

Contract owners’ equity end of period	$774,916	511,893	621,394	542,194	654,850	15,219	106,110	1,163

CHANGES IN UNITS:
Beginning units	83,365	-	69,824	60,332	2,391	-	183	-
Units purchased	37,937	93,470	34,949	31,763	84,483	2,472	14,655	258
Units redeemed	(28,820)	(10,105)	(43,140)	(22,271)	(7,592)	(81)	(1,756)	(75)

Ending units	92,482	83,365	61,633	69,824	79,282	2,391	13,082	183

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMMG1		NVMMV2		SCGF		SCVF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	4,667	3,697	-	-	773	1,753
Realized gain (loss) on investments	(34,881)	(2,272)	(73,147)	(3,929)	(9,173)	(3,838)	(15,805)	(15,947)
Change in unrealized gain (loss) on investments	262,543	(81,689)	195,050	(139,410)	32,479	(29,601)	59,338	(42,537)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	227,662	(83,961)	126,570	(139,642)	23,306	(33,439)	44,306	(56,731)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	223,014	53,098	140,553	130,714	41,230	41,080	58,998	57,420
Transfers between funds	727,313	220,001	148,209	458,940	25,806	3,259	21,754	3,923
Surrenders (note 6)	(7,112)	(790)	(6,706)	(1,544)	(1,101)	(344)	(2,618)	(384)
Death benefits (note 4)	(25,979)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	7,943	(1,015)	(50)	(1,669)	(499)	(4,340)	(841)	(4,463)
Deductions for surrender charges (note 2d)	(7,326)	(1,079)	(5,280)	(2,585)	(1,128)	(665)	(1,278)	(652)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,237)	(20,559)	(71,785)	(49,365)	(16,772)	(11,622)	(24,681)	(21,381)
Asset charges (note 3):	(3,349)	(444)	(1,961)	(1,039)	(356)	(274)	(721)	(656)
Adjustments to maintain reserves	(684)	(25)	16	(12)	26	(54)	33	(45)

Net equity transactions	803,583	249,187	202,996	533,440	47,206	27,040	50,646	33,762

Net change in contract owners’ equity	1,031,245	165,226	329,566	393,798	70,512	(6,399)	94,952	(22,969)
Contract owners’ equity beginning of period	165,226	-	393,798	-	54,677	61,076	121,514	144,483

Contract owners’ equity end of period	$1,196,471	165,226	723,364	393,798	125,189	54,677	216,466	121,514

CHANGES IN UNITS:
Beginning units	26,311	-	58,272	-	8,023	4,802	15,192	12,256
Units purchased	146,705	29,398	43,359	65,412	9,354	6,144	10,777	6,822
Units redeemed	(23,136)	(3,087)	(19,589)	(7,140)	(2,965)	(2,923)	(4,527)	(3,886)

Ending units	149,880	26,311	82,042	58,272	14,412	8,023	21,442	15,192

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		MSBF		NVSTB2		GGTC3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$562	2,533	26,966	14,113	1,036	-	-	-
Realized gain (loss) on investments	(95,545)	(11,022)	(3,755)	(4,566)	679	-	(15,970)	(15,326)
Change in unrealized gain (loss) on investments	177,886	(172,985)	31,933	(46,634)	(387)	-	71,379	(72,335)
Reinvested capital gains	-	62,513	-	5,012	262	-	-	17,249

Net increase (decrease) in contract owners’ equity resulting from operations	82,903	(118,961)	55,144	(32,075)	1,590	-	55,409	(70,412)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	90,815	147,608	46,579	69,376	29,302	14	66,185	49,055
Transfers between funds	262,748	94,640	81,096	21,015	56,651	8,920	21,849	(2,488)
Surrenders (note 6)	(8,912)	(1,434)	(18)	(10)	(6,201)	-	(424)	-
Death benefits (note 4)	-	(10)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(581)	(2,097)	(441)	-	-	-	(219)	-
Deductions for surrender charges (note 2d)	(1,839)	(1,376)	-	(448)	(1,896)	-	(231)	(352)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,467)	(44,557)	(22,597)	(13,083)	(7,157)	(9)	(20,535)	(15,708)
Asset charges (note 3):	(1,231)	(1,053)	(1,046)	(662)	(165)	-	(573)	(525)
Adjustments to maintain reserves	55	(92)	(225)	(61)	5	(6)	40	(69)

Net equity transactions	295,588	191,629	103,348	76,127	70,539	8,919	66,092	29,913

Net change in contract owners’ equity	378,491	72,668	158,492	44,052	72,129	8,919	121,501	(40,499)
Contract owners’ equity beginning of period	236,498	163,830	187,363	143,311	8,919	-	82,374	122,873

Contract owners’ equity end of period	$614,989	236,498	345,855	187,363	81,048	8,919	203,875	82,374

CHANGES IN UNITS:
Beginning units	29,057	12,442	20,192	12,774	897	-	9,743	7,472
Units purchased	41,049	21,552	12,102	9,832	10,187	898	8,506	6,030
Units redeemed	(14,012)	(4,937)	(2,327)	(2,414)	(3,474)	(1)	(2,431)	(3,759)

Ending units	56,094	29,057	29,967	20,192	7,610	897	15,818	9,743

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUG1		NVOLG1		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	11	-	2,681	-	4,689	10,773
Realized gain (loss) on investments	(9,927)	(1,962)	103	-	9,560	-	(126,899)	(97,337)
Change in unrealized gain (loss) on investments	29,685	(45,047)	812	-	150,347	-	222,910	(150,948)
Reinvested capital gains	-	13,969	126	-	1,454	-	-	7,020

Net increase (decrease) in contract owners’ equity resulting from operations	19,758	(33,040)	1,052	-	164,042	-	100,700	(230,492)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	45,662	32,496	6,231	-	126,471	-	141,144	262,298
Transfers between funds	157	18,057	1,235	-	669,590	-	(65,489)	(259,630)
Surrenders (note 6)	-	(29)	-	-	(8,867)	-	(18,786)	(3,450)
Death benefits (note 4)	-	-	-	-	-	-	-	(21)
Net policy repayments (loans) (note 5)	(940)	-	-	-	268	-	(2,577)	(2,871)
Deductions for surrender charges (note 2d)	(803)	(50)	-	-	(7,328)	-	(6,403)	(5,757)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,871)	(12,584)	(1,022)	-	(68,264)	-	(67,866)	(87,325)
Asset charges (note 3):	(372)	(296)	(12)	-	(1,894)	-	(1,879)	(2,410)
Adjustments to maintain reserves	141	(147)	(1)	-	405	-	48	(125)

Net equity transactions	27,974	37,447	6,431	-	710,381	-	(21,808)	(99,291)

Net change in contract owners’ equity	47,732	4,407	7,483	-	874,423	-	78,892	(329,783)
Contract owners’ equity beginning of period	59,393	54,986	-	-	-	-	365,944	695,727

Contract owners’ equity end of period	$107,125	59,393	7,483	-	874,423	-	444,836	365,944

CHANGES IN UNITS:
Beginning units	6,995	3,802	-	-	-	-	48,218	57,762
Units purchased	5,319	4,382	666	-	74,070	-	20,004	29,971
Units redeemed	(2,288)	(1,189)	(93)	-	(6,984)	-	(22,626)	(39,515)

Ending units	10,026	6,995	573	-	67,086	-	45,596	48,218

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		AVBVI		AVCA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,845	649	24,269	21,204	-	723	126	-
Realized gain (loss) on investments	10,840	(2,820)	(39,641)	(4,138)	(49,174)	(5,647)	(3,992)	(276)
Change in unrealized gain (loss) on investments	135,674	(3,544)	58,175	(78,420)	64,955	(62,220)	8,237	(10,821)
Reinvested capital gains	3,028	-	-	-	-	15,632	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,387	(5,715)	42,803	(61,354)	15,781	(51,512)	4,371	(11,097)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	146,867	6,186	108,460	154,351	13,226	28,903	5,636	11,405
Transfers between funds	703,105	24,288	(168,032)	46,587	(63,905)	(3,542)	(184)	310
Surrenders (note 6)	(416)	-	(15,712)	(7,986)	(7,608)	(4,052)	-	-
Death benefits (note 4)	-	-	-	(59)	-	-	-	-
Net policy repayments (loans) (note 5)	(734)	-	(91)	(7,908)	37	(1,294)	(15)	(4,388)
Deductions for surrender charges (note 2d)	(1,546)	(22)	(2,918)	(6,188)	(112)	(1,491)	(204)	(159)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,372)	(1,564)	(51,676)	(68,623)	(6,948)	(12,101)	(3,993)	(4,788)
Asset charges (note 3):	(1,474)	(44)	(1,579)	(1,943)	(157)	(370)	(106)	(100)
Adjustments to maintain reserves	927	(40)	44	(110)	5	(20)	5	(21)

Net equity transactions	801,357	28,804	(131,504)	108,121	(65,462)	6,033	1,139	2,259

Net change in contract owners’ equity	958,744	23,089	(88,701)	46,767	(49,681)	(45,479)	5,510	(8,838)
Contract owners’ equity beginning of period	23,089	-	415,961	369,194	49,681	95,160	16,728	25,566

Contract owners’ equity end of period	$981,833	23,089	327,260	415,961	-	49,681	22,238	16,728

CHANGES IN UNITS:
Beginning units	4,089	-	43,351	33,310	8,367	7,730	2,205	1,938
Units purchased	137,077	4,414	12,480	20,972	2,251	3,171	752	1,145
Units redeemed	(8,273)	(325)	(25,735)	(10,931)	(10,618)	(2,534)	(536)	(878)

Ending units	132,893	4,089	30,096	43,351	-	8,367	2,421	2,205

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCDI		ALVSVA		ACVIP2		ACVI3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	563	-	3,218	2,405	239	47
Realized gain (loss) on investments	(39,970)	(5,260)	(1,778)	(178)	1,202	117	(1,642)	(1,361)
Change in unrealized gain (loss) on investments	66,851	(41,879)	20,477	(2,859)	11,433	(5,034)	4,073	(4,057)
Reinvested capital gains	-	10,443	2,198	-	-	-	-	552

Net increase (decrease) in contract owners’ equity resulting from operations	26,881	(36,696)	21,460	(3,037)	15,853	(2,512)	2,670	(4,819)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46,037	33,715	47,643	6,352	110,721	27,527	5,990	13,366
Transfers between funds	36,502	31,552	27,577	16,400	39,368	65,087	(15,345)	1,295
Surrenders (note 6)	(8,193)	-	(35)	-	(12,965)	(9)	(1)	(1)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(4,990)	-	-	-
Deductions for surrender charges (note 2d)	(995)	(26)	(58)	-	(2,375)	(815)	(29)	(155)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,514)	(10,209)	(8,026)	(601)	(29,382)	(10,248)	(3,516)	(5,411)
Asset charges (note 3):	(489)	(281)	(318)	(27)	(709)	(301)	(46)	(47)
Adjustments to maintain reserves	16	(52)	224	(168)	39	(108)	9	(25)

Net equity transactions	51,364	54,699	67,007	21,956	99,707	81,133	(12,938)	9,022

Net change in contract owners’ equity	78,245	18,003	88,467	18,919	115,560	78,621	(10,268)	4,203
Contract owners’ equity beginning of period	56,873	38,870	18,919	-	116,602	37,981	10,268	6,065

Contract owners’ equity end of period	$135,118	56,873	107,386	18,919	232,162	116,602	-	10,268

CHANGES IN UNITS:
Beginning units	7,496	2,714	3,021	-	10,488	3,362	1,080	352
Units purchased	10,744	6,569	10,323	3,147	16,469	8,145	638	1,150
Units redeemed	(5,731)	(1,787)	(1,341)	(126)	(8,010)	(1,019)	(1,718)	(422)

Ending units	12,509	7,496	12,003	3,021	18,947	10,488	-	1,080

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVMV1		ACVU1		ACVV		ACVVS1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$14,142	301	100	-	45,765	18,664	-	-
Realized gain (loss) on investments	(19,434)	(28,256)	(13,181)	(1,179)	(44,645)	(40,230)	(71,877)	(10,370)
Change in unrealized gain (loss) on investments	119,735	(64,577)	18,636	(27,053)	174,279	(322,940)	82,497	(94,645)
Reinvested capital gains	-	-	-	6,715	-	99,086	-	7,205

Net increase (decrease) in contract owners’ equity resulting from operations	114,443	(92,532)	5,555	(21,517)	175,399	(245,420)	10,620	(97,810)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	139,759	213,005	5,291	10,787	177,626	236,557	9,734	42,279
Transfers between funds	85,768	22,065	(38,030)	(109)	70,235	67,019	(119,998)	89,134
Surrenders (note 6)	(26,378)	(5,172)	-	(179)	(1,569)	(9,696)	-	(88)
Death benefits (note 4)	-	(11)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(465)	(1,521)	18	(4,553)	(810)	(3,724)	21	(627)
Deductions for surrender charges (note 2d)	(5,817)	(3,024)	(27)	(212)	(5,413)	(4,008)	-	(536)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(58,506)	(51,021)	(3,810)	(6,392)	(87,481)	(73,127)	(12,165)	(21,867)
Asset charges (note 3):	(1,581)	(1,486)	(98)	(194)	(3,215)	(2,865)	(327)	(749)
Adjustments to maintain reserves	452	(103)	3	(27)	21	(30)	24	(67)

Net equity transactions	133,232	172,732	(36,653)	(879)	149,394	210,126	(122,711)	107,479

Net change in contract owners’ equity	247,675	80,200	(31,098)	(22,396)	324,793	(35,294)	(112,091)	9,669
Contract owners’ equity beginning of period	298,427	218,227	31,098	53,494	750,615	785,909	112,091	102,422

Contract owners’ equity end of period	$546,102	298,427	-	31,098	1,075,408	750,615	-	112,091

CHANGES IN UNITS:
Beginning units	29,645	16,400	4,365	4,394	85,421	65,490	12,491	5,864
Units purchased	22,577	24,387	770	1,143	28,841	29,279	1,099	8,298
Units redeemed	(10,475)	(11,142)	(5,135)	(1,172)	(12,160)	(9,348)	(13,590)	(1,671)

Ending units	41,747	29,645	-	4,365	102,102	85,421	-	12,491

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVSCS		DSIF		DCAP		FVMOS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$6,712	1,957	28,894	28,941	515	909	686	420
Realized gain (loss) on investments	(46,299)	(7,298)	(102,187)	(4,699)	(12,520)	(3,588)	(30)	(89)
Change in unrealized gain (loss) on investments	87,210	(125,391)	341,389	(579,806)	16,201	(18,593)	(688)	(1,717)
Reinvested capital gains	45,501	33,860	75,426	-	1,504	3,385	696	-

Net increase (decrease) in contract owners’ equity resulting from operations	93,124	(96,872)	343,522	(555,564)	5,700	(17,887)	664	(1,386)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	205,685	140,044	426,938	319,044	16,931	12,437	2,513	28,162
Transfers between funds	67,025	16,928	221,630	462,879	8,414	(18,614)	(32)	588
Surrenders (note 6)	(2,453)	(6,780)	(25,627)	(16)	(16,475)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(941)	(1)	1,558	(5,588)	-	-	-	-
Deductions for surrender charges (note 2d)	(2,739)	(3,104)	(9,621)	(5,212)	(395)	-	(30)	(337)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,589)	(47,122)	(177,153)	(146,290)	(8,435)	(5,311)	(4,928)	(4,373)
Asset charges (note 3):	(1,260)	(1,101)	(5,625)	(4,960)	(126)	(221)	(149)	(120)
Adjustments to maintain reserves	44	2	31	(37)	23	(48)	9	(12)

Net equity transactions	211,772	98,866	432,131	619,820	(63)	(11,757)	(2,617)	23,908

Net change in contract owners’ equity	304,896	1,994	775,653	64,256	5,637	(29,644)	(1,953)	22,522
Contract owners’ equity beginning of period	244,886	242,892	1,102,552	1,038,296	35,957	65,601	48,083	25,561

Contract owners’ equity end of period	$549,782	244,886	1,878,205	1,102,552	41,594	35,957	46,130	48,083

CHANGES IN UNITS:
Beginning units	28,168	19,302	136,077	80,552	3,901	5,014	4,736	2,496
Units purchased	29,272	14,561	74,905	71,151	2,562	1,433	239	2,715
Units redeemed	(6,860)	(5,695)	(27,494)	(15,626)	(2,781)	(2,546)	(489)	(475)

Ending units	50,580	28,168	183,488	136,077	3,682	3,901	4,486	4,736

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FQB		FCS		FNRS2		FEIS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,782	1,670	29,464	24,018	2,710	-	15,511	12,647
Realized gain (loss) on investments	(828)	(494)	(161,550)	(88,051)	(57,007)	2,552	(98,327)	(19,569)
Change in unrealized gain (loss) on investments	6,417	(4,258)	821,557	(1,308,147)	367,071	(420,952)	246,917	(212,643)
Reinvested capital gains	-	-	637	64,210	-	22,506	-	361

Net increase (decrease) in contract owners’ equity resulting from operations	8,371	(3,082)	690,108	(1,307,970)	312,774	(395,894)	164,101	(219,204)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,845	19,909	485,100	674,391	447,173	266,146	205,804	160,956
Transfers between funds	41,679	5,614	(43,565)	81,606	356,878	229,777	218,574	108,030
Surrenders (note 6)	(800)	-	(36,574)	(9,608)	(5,617)	(40)	(7,572)	(2,730)
Death benefits (note 4)	-	-	(18,509)	-	(5,461)	-	-	-
Net policy repayments (loans) (note 5)	(4)	(1)	(17,626)	(1,391)	(654)	(478)	(12,720)	(652)
Deductions for surrender charges (note 2d)	(1,402)	(302)	(18,061)	(3,431)	(3,504)	(2,112)	(8,288)	(1,006)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,993)	(10,836)	(251,527)	(253,389)	(127,094)	(47,382)	(99,484)	(71,263)
Asset charges (note 3):	(287)	(219)	(8,735)	(9,462)	(3,292)	(2,203)	(2,681)	(2,050)
Adjustments to maintain reserves	16	(28)	36	(64)	1,778	(140)	458	(69)

Net equity transactions	42,054	14,137	90,539	478,652	660,207	443,568	294,091	191,216

Net change in contract owners’ equity	50,425	11,055	780,647	(829,318)	972,981	47,674	458,192	(27,988)
Contract owners’ equity beginning of period	38,983	27,928	1,865,261	2,694,579	433,974	386,300	378,026	406,014

Contract owners’ equity end of period	$89,408	38,983	2,645,908	1,865,261	1,406,955	433,974	836,218	378,026

CHANGES IN UNITS:
Beginning units	3,785	2,514	209,580	173,746	41,466	16,830	50,518	31,088
Units purchased	4,637	2,427	51,822	68,578	64,165	29,346	55,189	28,178
Units redeemed	(1,214)	(1,156)	(42,264)	(32,744)	(14,535)	(4,710)	(19,767)	(8,748)

Ending units	7,208	3,785	219,138	209,580	91,096	41,466	85,940	50,518

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF10S		FF20S		FF30S		FGS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,426	841	13,302	7,554	13,733	9,306	3,421	9,951
Realized gain (loss) on investments	(1,179)	(22)	(23,712)	(42,512)	(82,065)	(2,712)	(50,678)	16,690
Change in unrealized gain (loss) on investments	6,150	(9,307)	91,205	(97,491)	210,033	(181,873)	297,816	(775,286)
Reinvested capital gains	223	1,193	4,126	12,372	5,224	26,121	882	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,620	(7,295)	84,921	(120,077)	146,925	(149,158)	251,441	(748,645)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,886	6,509	193,959	160,952	334,432	183,534	196,684	253,595
Transfers between funds	3,965	64	38,898	74,206	109,211	77,497	27,870	72,218
Surrenders (note 6)	(1)	-	(13,789)	(3,268)	(3,863)	(2)	(27,262)	(6,309)
Death benefits (note 4)	-	-	-	-	-	(7,887)	(57,278)	-
Net policy repayments (loans) (note 5)	-	-	-	-	(22,052)	532	2,845	(119)
Deductions for surrender charges (note 2d)	-	-	(1,921)	-	(20,325)	(2,837)	(3,201)	(1,228)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,905)	(2,881)	(72,871)	(46,451)	(126,061)	(87,692)	(100,851)	(97,304)
Asset charges (note 3):	(133)	(111)	(1,791)	(1,188)	(2,804)	(1,711)	(3,846)	(4,642)
Adjustments to maintain reserves	19	(35)	35	(80)	43	(75)	35	(106)

Net equity transactions	8,831	3,546	142,520	184,171	268,581	161,359	34,996	216,105

Net change in contract owners’ equity	15,451	(3,749)	227,441	64,094	415,506	12,201	286,437	(532,540)
Contract owners’ equity beginning of period	24,761	28,510	232,769	168,675	318,522	306,321	884,910	1,417,450

Contract owners’ equity end of period	$40,212	24,761	460,210	232,769	734,028	318,522	1,171,347	884,910

CHANGES IN UNITS:
Beginning units	2,564	2,212	25,258	12,316	36,079	21,486	114,992	97,194
Units purchased	1,371	621	23,608	28,731	52,182	23,747	30,531	28,954
Units redeemed	(581)	(269)	(10,087)	(15,789)	(24,988)	(9,154)	(26,743)	(11,156)

Ending units	3,354	2,564	38,779	25,258	63,273	36,079	118,780	114,992

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FIGBS		FMCS		FOSR		FVSS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$108,636	33,396	9,765	4,239	27,217	40,854	190	268
Realized gain (loss) on investments	(5,985)	(8,390)	(46,924)	(34,869)	(58,878)	(17,890)	(3,876)	(2,307)
Change in unrealized gain (loss) on investments	65,966	(63,741)	527,081	(646,877)	329,581	(955,031)	20,162	(24,694)
Reinvested capital gains	5,597	660	8,887	156,793	3,949	152,899	-	5,899

Net increase (decrease) in contract owners’ equity resulting from operations	174,214	(38,075)	498,809	(520,714)	301,869	(779,168)	16,476	(20,834)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	431,466	406,975	624,366	416,429	242,420	314,980	11,322	13,408
Transfers between funds	294,059	68,919	155,013	129,684	65,796	137,212	288	2,318
Surrenders (note 6)	(29,486)	(15,866)	(18,341)	(1,411)	(31,375)	(4,418)	(127)	-
Death benefits (note 4)	-	(55)	(6,334)	-	(12,015)	-	-	-
Net policy repayments (loans) (note 5)	(19,258)	(7,614)	(1,087)	(912)	812	(136)	-	-
Deductions for surrender charges (note 2d)	(11,551)	(10,817)	(7,493)	(2,396)	(8,158)	(2,349)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(170,921)	(140,880)	(195,606)	(131,576)	(133,964)	(121,788)	(5,119)	(4,682)
Asset charges (note 3):	(5,447)	(4,209)	(5,708)	(4,290)	(4,947)	(5,279)	(152)	(135)
Adjustments to maintain reserves	90	(119)	477	(150)	58	(85)	2	(2)

Net equity transactions	488,952	296,334	545,287	405,378	118,627	318,137	6,214	10,907

Net change in contract owners’ equity	663,166	258,259	1,044,096	(115,336)	420,496	(461,031)	22,690	(9,927)
Contract owners’ equity beginning of period	1,060,542	802,283	967,271	1,082,607	1,082,056	1,543,087	24,107	34,034

Contract owners’ equity end of period	$1,723,708	1,060,542	2,011,367	967,271	1,502,552	1,082,056	46,797	24,107

CHANGES IN UNITS:
Beginning units	99,043	72,418	101,995	69,056	111,554	89,282	3,737	2,576
Units purchased	60,842	54,168	74,585	50,759	30,725	34,376	1,562	1,665
Units redeemed	(20,721)	(27,543)	(25,102)	(17,820)	(19,816)	(12,104)	(690)	(504)

Ending units	139,164	99,043	151,478	101,995	122,463	111,554	4,609	3,737

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRDI		FTVSVI		FTVDM3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$13,927	4,743	621	1,088	12,994	9,274	16,916	10,962
Realized gain (loss) on investments	(29,741)	(5,608)	(4,281)	(1,563)	(41,771)	(27,187)	(28,672)	392
Change in unrealized gain (loss) on investments	74,094	(34,102)	9,346	(15,185)	308,372	(271,756)	261,969	(364,615)
Reinvested capital gains	-	1,986	-	403	30,174	50,168	1,586	79,528

Net increase (decrease) in contract owners’ equity resulting from operations	58,280	(32,981)	5,686	(15,257)	309,769	(239,501)	251,799	(273,733)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	90,538	31,042	7,608	14,079	401,021	217,212	146,425	156,896
Transfers between funds	33,866	105,916	(110)	(1,526)	329,236	(9,318)	57,100	46,208
Surrenders (note 6)	(934)	-	(4,623)	(4,880)	(10,275)	(1,030)	(4,468)	(450)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,029)	-	(862)	-	(6,156)	-	(4,967)	(4,305)
Deductions for surrender charges (note 2d)	(96)	(82)	(2,483)	(2,002)	(6,835)	(1,348)	(4,938)	(1,230)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,587)	(11,698)	(4,192)	(6,659)	(101,103)	(59,097)	(57,839)	(55,220)
Asset charges (note 3):	(674)	(425)	(185)	(255)	(3,378)	(2,157)	(2,020)	(1,730)
Adjustments to maintain reserves	51	(74)	8	(25)	49	(71)	23	(69)

Net equity transactions	94,135	124,679	(4,839)	(1,268)	602,559	144,191	129,316	140,100

Net change in contract owners’ equity	152,415	91,698	847	(16,525)	912,328	(95,310)	381,115	(133,633)
Contract owners’ equity beginning of period	156,008	64,310	38,541	55,066	548,614	643,924	302,289	435,922

Contract owners’ equity end of period	$308,423	156,008	39,388	38,541	1,460,942	548,614	683,404	302,289

CHANGES IN UNITS:
Beginning units	19,057	5,526	4,380	4,572	63,876	50,330	30,241	20,640
Units purchased	18,241	15,082	876	1,315	81,901	25,611	15,220	14,728
Units redeemed	(9,513)	(1,551)	(1,452)	(1,507)	(14,471)	(12,065)	(5,858)	(5,127)

Ending units	27,785	19,057	3,804	4,380	131,306	63,876	39,603	30,241

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF3		FTVGI3		FTVFA2		MFBIE
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$26,836	18,113	57,450	4,422	5,358	1,932	2,402	1,724
Realized gain (loss) on investments	(431,302)	(6,411)	4,289	2,228	(16,809)	(644)	(8,961)	(6,016)
Change in unrealized gain (loss) on investments	508,102	(462,183)	4,381	2,434	70,310	(26,293)	22,407	(18,244)
Reinvested capital gains	32,439	69,923	-	-	-	1,917	-	4,150

Net increase (decrease) in contract owners’ equity resulting from operations	136,075	(380,558)	66,120	9,084	58,859	(23,088)	15,848	(18,386)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	184,872	412,791	133,554	62,213	147,134	998	25,373	1,901
Transfers between funds	(486,012)	224,000	14,554	115,546	(9,579)	92,292	39,755	19,267
Surrenders (note 6)	(7,010)	(5,287)	(8,136)	(6)	-	-	-	-
Death benefits (note 4)	-	(25)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(198)	(10,276)	(6,274)	(7,069)	-	-	1,769	1,837
Deductions for surrender charges (note 2d)	(3,629)	(8,093)	(3,136)	(122)	(57)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(99,784)	(139,260)	(51,063)	(20,415)	(23,121)	(2,905)	(8,246)	(1,385)
Asset charges (note 3):	(2,643)	(3,420)	(1,454)	(678)	(837)	(184)	(209)	(138)
Adjustments to maintain reserves	51	(122)	169	(189)	13	(25)	10	(20)

Net equity transactions	(414,353)	470,308	78,214	149,280	113,553	90,176	58,452	21,462

Net change in contract owners’ equity	(278,278)	89,750	144,334	158,364	172,412	67,088	74,300	3,076
Contract owners’ equity beginning of period	695,303	605,553	242,030	83,666	67,088	-	37,592	34,516

Contract owners’ equity end of period	$417,025	695,303	386,364	242,030	239,500	67,088	111,892	37,592

CHANGES IN UNITS:
Beginning units	73,691	38,256	18,407	6,758	10,079	-	6,018	3,324
Units purchased	20,286	48,628	14,966	13,901	25,518	10,514	9,544	2,937
Units redeemed	(61,762)	(13,193)	(8,615)	(2,252)	(7,972)	(435)	(1,264)	(243)

Ending units	32,215	73,691	24,758	18,407	27,625	10,079	14,298	6,018

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MFBOV		MFFCA		MFTCG		AMINS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$549	30	40	-	313	8	-	20
Realized gain (loss) on investments	(5,367)	(1,018)	(4,879)	(1,308)	(5,884)	(3,979)	(86,887)	(120,835)
Change in unrealized gain (loss) on investments	25,530	(26,834)	34,387	(27,127)	24,781	(20,100)	132,722	(79,827)
Reinvested capital gains	-	2,091	-	1,955	-	1,055	-	64

Net increase (decrease) in contract owners’ equity resulting from operations	20,712	(25,731)	29,548	(26,480)	19,210	(23,016)	45,835	(200,578)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,516	(47)	20,356	1,300	19,446	665	42,710	284,497
Transfers between funds	43,574	12,417	18,033	16,367	30,310	21,461	(268,173)	(475,793)
Surrenders (note 6)	-	-	-	-	-	-	(6,821)	(6,722)
Death benefits (note 4)	-	-	-	-	-	-	-	(31)
Net policy repayments (loans) (note 5)	4,196	4,277	2,434	2,456	2,485	2,496	(19)	(7,939)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(1,545)	(7,558)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,569)	(1,521)	(5,118)	(1,272)	(6,335)	(1,090)	(19,040)	(91,729)
Asset charges (note 3):	(295)	(214)	(228)	(188)	(174)	(120)	(634)	(2,434)
Adjustments to maintain reserves	3	(16)	6	(22)	13	(31)	19	(675)

Net equity transactions	57,425	14,896	35,483	18,641	45,745	23,381	(253,503)	(308,384)

Net change in contract owners’ equity	78,137	(10,835)	65,031	(7,839)	64,955	365	(207,668)	(508,962)
Contract owners’ equity beginning of period	50,103	60,938	48,374	56,213	35,199	34,834	207,668	716,630

Contract owners’ equity end of period	$128,240	50,103	113,405	48,374	100,154	35,199	-	207,668

CHANGES IN UNITS:
Beginning units	7,871	6,272	8,429	5,678	6,432	3,248	25,895	47,864
Units purchased	9,569	1,925	5,706	3,005	7,965	3,408	5,384	27,270
Units redeemed	(1,269)	(326)	(838)	(254)	(1,078)	(224)	(31,279)	(49,239)

Ending units	16,171	7,871	13,297	8,429	13,319	6,432	-	25,895

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVGR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	2,602	-	-	12,127	13,218	665	280
Realized gain (loss) on investments	(80,057)	(1,609)	(4,026)	(640)	(22,801)	(63,338)	(18,850)	(5,868)
Change in unrealized gain (loss) on investments	137,015	(139,197)	7,289	(11,333)	161,816	(309,769)	102,498	(118,678)
Reinvested capital gains	-	566	-	854	-	45,193	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,958	(137,638)	3,263	(11,119)	151,142	(314,696)	84,313	(124,266)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,821	70,171	3,198	5,448	107,400	426,723	91,073	131,780
Transfers between funds	(259,522)	25,893	-	(3)	12,515	(660,718)	1,263	(20,411)
Surrenders (note 6)	(877)	(1,052)	(1,662)	(1)	(453)	(11,433)	(8,178)	(258)
Death benefits (note 4)	-	-	-	-	-	(53)	-	-
Net policy repayments (loans) (note 5)	-	-	(389)	-	-	(5,914)	(2,930)	(4)
Deductions for surrender charges (note 2d)	(971)	(605)	(662)	(86)	(3,660)	(11,507)	(7,282)	(6,627)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,314)	(15,489)	(2,685)	(3,857)	(45,110)	(131,594)	(46,139)	(52,781)
Asset charges (note 3):	(455)	(821)	(85)	(128)	(2,332)	(4,262)	(1,176)	(1,081)
Adjustments to maintain reserves	4	(32)	8	(15)	9	(111)	44	(75)

Net equity transactions	(247,314)	78,065	(2,277)	1,358	68,369	(398,869)	26,675	50,543

Net change in contract owners’ equity	(190,356)	(59,573)	986	(9,761)	219,511	(713,565)	110,988	(73,723)
Contract owners’ equity beginning of period	190,356	249,929	17,312	27,073	444,659	1,158,224	172,160	245,883

Contract owners’ equity end of period	$-	190,356	18,298	17,312	664,170	444,659	283,148	172,160

CHANGES IN UNITS:
Beginning units	26,414	18,746	2,561	2,424	54,272	85,608	23,978	18,658
Units purchased	3,274	9,596	464	576	13,244	43,963	11,814	16,158
Units redeemed	(29,688)	(1,928)	(820)	(439)	(5,836)	(75,299)	(8,504)	(10,838)

Ending units	-	26,414	2,205	2,561	61,680	54,272	27,288	23,978

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS3		OVHI3		OVHI		OVGI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,812	4,713	-	1,127	-	707	11,455	9,892
Realized gain (loss) on investments	(31,541)	(16,656)	(22,409)	(3,056)	(8,744)	(782)	(125,749)	(17,224)
Change in unrealized gain (loss) on investments	158,962	(190,628)	53,782	(30,510)	9,241	(8,235)	302,644	(396,201)
Reinvested capital gains	7,464	20,747	-	-	-	-	-	42,980

Net increase (decrease) in contract owners’ equity resulting from operations	142,697	(181,824)	31,373	(32,439)	497	(8,310)	188,350	(360,553)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	203,658	175,656	77,819	24,782	(48)	1	259,490	388,885
Transfers between funds	50,203	23,389	8,641	14,205	(2)	(18)	(26,754)	72,476
Surrenders (note 6)	(4,660)	(3,445)	(74)	-	(2)	-	(10,269)	(7,532)
Death benefits (note 4)	-	-	-	-	-	-	-	(47)
Net policy repayments (loans) (note 5)	(3,939)	(15)	-	-	-	-	(11,585)	(8,103)
Deductions for surrender charges (note 2d)	(4,581)	(1,968)	(119)	(1,580)	(6)	(51)	(7,684)	(10,646)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,917)	(56,037)	(10,146)	(9,861)	(420)	(1,878)	(130,979)	(152,980)
Asset charges (note 3):	(1,854)	(1,607)	(144)	(112)	(11)	(50)	(3,346)	(3,636)
Adjustments to maintain reserves	783	(83)	11	13	2	(28)	37	(126)

Net equity transactions	165,693	135,890	75,988	27,447	(487)	(2,024)	68,910	278,291

Net change in contract owners’ equity	308,390	(45,934)	107,361	(4,992)	10	(10,334)	257,260	(82,262)
Contract owners’ equity beginning of period	304,751	350,685	13,499	18,491	2,092	12,426	658,467	740,729

Contract owners’ equity end of period	$613,141	304,751	120,860	13,499	2,102	2,092	915,727	658,467

CHANGES IN UNITS:
Beginning units	33,763	23,236	6,619	1,914	873	1,106	82,941	57,410
Units purchased	24,755	17,630	46,117	6,314	-	-	31,486	44,324
Units redeemed	(9,892)	(7,103)	(5,981)	(1,609)	(173)	(233)	(24,514)	(18,793)

Ending units	48,626	33,763	46,755	6,619	700	873	89,913	82,941

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSC		PMVFBA		PMVLDA		TRBCG2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,896	2,613	224	-	3,240	-	-	838
Realized gain (loss) on investments	(243,493)	(27,845)	1,223	-	202	-	(218,570)	(2,129)
Change in unrealized gain (loss) on investments	398,809	(246,271)	(2,781)	-	(4,424)	-	366,392	(313,333)
Reinvested capital gains	-	29,016	798	-	12,825	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	161,212	(242,487)	(536)	-	11,843	-	147,822	(314,624)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	205,899	310,263	31,762	-	52,271	-	154,468	337,926
Transfers between funds	(179,511)	103,146	42,050	-	244,796	-	(380,311)	314,120
Surrenders (note 6)	(5,064)	(4,558)	-	-	(199)	-	(22,543)	(7,483)
Death benefits (note 4)	-	(21)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(13,372)	(3,091)	-	-	130	-	(2,906)	(7,299)
Deductions for surrender charges (note 2d)	(4,164)	(7,423)	-	-	(1,222)	-	(7,519)	(8,700)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,810)	(104,980)	(2,731)	-	(19,065)	-	(86,899)	(110,118)
Asset charges (note 3):	(2,746)	(2,706)	(96)	-	(523)	-	(2,252)	(2,719)
Adjustments to maintain reserves	49	(126)	(7)	-	(42)	-	44	(89)

Net equity transactions	(86,719)	290,504	70,978	-	276,146	-	(347,918)	515,638

Net change in contract owners’ equity	74,493	48,017	70,442	-	287,989	-	(200,096)	201,014
Contract owners’ equity beginning of period	468,796	420,779	-	-	-	-	585,859	384,845

Contract owners’ equity end of period	$543,289	468,796	70,442	-	287,989	-	385,763	585,859

CHANGES IN UNITS:
Beginning units	58,050	32,394	-	-	-	-	73,411	27,656
Units purchased	31,452	37,289	6,672	-	28,035	-	18,307	58,434
Units redeemed	(40,467)	(11,633)	(248)	-	(1,963)	-	(57,627)	(12,679)

Ending units	49,035	58,050	6,424	-	26,072	-	34,091	73,411

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TREI2		TRLT2		WRASP		WRBP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,401	5,267	1,362	1,585	442	266	73	-
Realized gain (loss) on investments	(54,017)	(7,613)	948	(3)	(3,175)	(260)	111	-
Change in unrealized gain (loss) on investments	131,463	(100,004)	1,630	(1,672)	50,251	(5,498)	1,553	-
Reinvested capital gains	-	5,806	-	-	11,943	4,364	21	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,847	(96,544)	3,940	(90)	59,461	(1,128)	1,758	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,977	102,673	3,643	55,833	483,700	49,301	18,766	-
Transfers between funds	22,960	110,488	(62,950)	2,692	372,931	2,728	6,827	28
Surrenders (note 6)	(7,134)	-	-	(1,864)	(10)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(846)	1,227	-	-	(2,892)	-	-	-
Deductions for surrender charges (note 2d)	(3,280)	(183)	(33)	(29)	3	-	1	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,230)	(32,720)	(3,262)	(2,791)	(64,545)	(2,065)	(2,897)	-
Asset charges (note 3):	(1,438)	(1,160)	(115)	(108)	(335)	-	-	-
Adjustments to maintain reserves	50	(67)	28	(60)	(27)	(3)	3	(3)

Net equity transactions	31,059	180,258	(62,689)	53,673	788,825	49,961	22,700	25

Net change in contract owners’ equity	113,906	83,714	(58,749)	53,583	848,286	48,833	24,458	25
Contract owners’ equity beginning of period	269,107	185,393	58,749	5,166	48,833	-	25	-

Contract owners’ equity end of period	$383,013	269,107	-	58,749	897,119	48,833	24,483	25

CHANGES IN UNITS:
Beginning units	32,472	14,258	5,231	466	6,405	-	3	-
Units purchased	15,248	21,505	312	5,238	96,196	6,682	2,899	3
Units redeemed	(10,821)	(3,291)	(5,543)	(473)	(8,502)	(277)	(333)	-

Ending units	36,899	32,472	-	5,231	94,099	6,405	2,569	3

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRBDP		WRCEP		WRDIV		WRENG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,004	19	206	26	289	13	-	1
Realized gain (loss) on investments	186	(8)	(85)	(14)	(530)	(15)	595	(13)
Change in unrealized gain (loss) on investments	1,887	481	8,517	(1,306)	12,552	(977)	4,275	(17)
Reinvested capital gains	-	-	-	390	-	23	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	3,077	492	8,638	(904)	12,311	(956)	4,870	(28)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	67,052	20,788	38,594	11,656	59,531	12,826	20,983	83
Transfers between funds	36,164	167	23,398	135	33,130	11	15,992	434
Surrenders (note 6)	-	-	(4)	-	(7)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,019)	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,527)	(1,043)	(10,699)	(225)	(10,593)	(296)	(5,376)	(63)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(2)	7	(6)	9	(6)	(1)	(3)

Net equity transactions	92,693	19,910	50,277	11,560	82,070	12,535	31,598	451

Net change in contract owners’ equity	95,770	20,402	58,915	10,656	94,381	11,579	36,468	423
Contract owners’ equity beginning of period	20,402	-	10,656	-	11,579	-	423	-

Contract owners’ equity end of period	$116,172	20,402	69,571	10,656	105,960	11,579	36,891	423

CHANGES IN UNITS:
Beginning units	2,000	-	1,458	-	1,581	-	77	-
Units purchased	9,628	2,105	7,641	1,489	12,053	1,623	5,497	88
Units redeemed	(1,001)	(105)	(1,424)	(31)	(1,361)	(42)	(794)	(11)

Ending units	10,627	2,000	7,675	1,458	12,273	1,581	4,780	77

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRGNR		WRGP		WRHIP		WRIP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	516	81	-	2,158	127	282	50
Realized gain (loss) on investments	(110)	(204)	(992)	(137)	559	(60)	(685)	(117)
Change in unrealized gain (loss) on investments	32,922	(6,619)	9,156	(2,078)	11,333	(547)	9,718	(1,601)
Reinvested capital gains	-	2,095	600	131	-	-	-	421

Net increase (decrease) in contract owners’ equity resulting from operations	32,812	(4,212)	8,845	(2,084)	14,050	(480)	9,315	(1,247)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	69,195	22,974	43,933	12,223	52,556	16,254	49,556	15,905
Transfers between funds	44,608	65	12,317	102	30,243	883	16,501	9
Surrenders (note 6)	(5)	-	-	-	(4)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,594)	-	-	-	(1,966)	-	-	-
Deductions for surrender charges (note 2d)	-	-	(124)	-	-	-	(87)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,660)	(419)	(7,855)	(809)	(9,557)	(551)	(9,047)	(527)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	3	(5)	(1)	-	8	(3)	4	(5)

Net equity transactions	98,547	22,615	48,270	11,516	71,280	16,583	56,927	15,382

Net change in contract owners’ equity	131,359	18,403	57,115	9,432	85,330	16,103	66,242	14,135
Contract owners’ equity beginning of period	18,403	-	9,432	-	16,103	-	14,135	-

Contract owners’ equity end of period	$149,762	18,403	66,547	9,432	101,433	16,103	80,377	14,135

CHANGES IN UNITS:
Beginning units	4,390	-	1,331	-	2,010	-	2,086	-
Units purchased	18,610	4,487	7,077	1,442	7,730	2,080	8,475	2,165
Units redeemed	(2,426)	(97)	(1,018)	(111)	(1,093)	(70)	(1,213)	(79)

Ending units	20,574	4,390	7,390	1,331	8,647	2,010	9,348	2,086

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRI2P		WRMIC		WRMCG		WRMMP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$678	36	-	-	-	-	873	53
Realized gain (loss) on investments	(922)	(181)	563	-	942	(22)	-	-
Change in unrealized gain (loss) on investments	9,115	(1,001)	4,013	1	4,623	5	-	-
Reinvested capital gains	1,091	145	-	-	-	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,962	(1,001)	4,576	1	5,565	(1)	873	53

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,512	6,502	14,962	16	33,829	809	961,303	118,707
Transfers between funds	17,348	26	15,656	5	6,497	9	(807,901)	(23,030)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(48)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,635)	(417)	(3,968)	(2)	(4,264)	(49)	(42,856)	(4,257)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	(3)	4	(2)	8	(7)	97	(7)

Net equity transactions	44,232	6,108	26,606	17	36,070	762	110,643	91,413

Net change in contract owners’ equity	54,194	5,107	31,182	18	41,635	761	111,516	91,466
Contract owners’ equity beginning of period	5,107	-	18	-	761	-	91,466	-

Contract owners’ equity end of period	$59,301	5,107	31,200	18	42,396	761	202,982	91,466

CHANGES IN UNITS:
Beginning units	733	-	3	-	104	-	9,084	-
Units purchased	6,305	793	4,124	4	4,296	112	94,868	11,799
Units redeemed	(824)	(60)	(539)	(1)	(448)	(8)	(83,996)	(2,715)

Ending units	6,214	733	3,588	3	3,952	104	19,956	9,084

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMSP		WRPAP		WRPCP		WRPMP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$12	-	125	-	1	-	505	-
Realized gain (loss) on investments	2	-	1,186	-	60	-	1,013	(61)
Change in unrealized gain (loss) on investments	15	-	12,843	-	481	-	50,363	1,363
Reinvested capital gains	-	-	286	-	2	-	933	-

Net increase (decrease) in contract owners’ equity resulting from operations	29	-	14,440	-	544	-	52,814	1,302

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,537	-	85,958	-	6,473	-	277,535	29,716
Transfers between funds	3,135	-	16,238	-	618	-	103,152	11,350
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(167)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(318)	-	(14,711)	-	(1,389)	-	(41,080)	(2,093)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	-	(6)	-	(3)	-	(21,772)	(16)

Net equity transactions	4,356	-	87,312	-	5,699	-	317,835	38,957

Net change in contract owners’ equity	4,385	-	101,752	-	6,243	-	370,649	40,259
Contract owners’ equity beginning of period	-	-	-	-	-	-	40,259	-

Contract owners’ equity end of period	$4,385	-	101,752	-	6,243	-	410,908	40,259

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	4,780	-
Units purchased	465	-	12,212	-	761	-	43,257	5,038
Units redeemed	(32)	-	(1,691)	-	(146)	-	(6,675)	(258)

Ending units	433	-	10,521	-	615	-	41,362	4,780

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$368	-	-	-	226	24	-	-
Realized gain (loss) on investments	2,445	(26)	158	-	485	(9)	1,138	(109)
Change in unrealized gain (loss) on investments	42,517	2,430	725	-	3,256	226	16,831	(460)
Reinvested capital gains	660	-	-	-	-	68	1,068	67

Net increase (decrease) in contract owners’ equity resulting from operations	45,990	2,404	883	-	3,967	309	19,037	(502)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	229,122	71,210	11,216	-	13,080	2,143	68,436	2,307
Transfers between funds	193,802	6,577	512	-	5,386	426	56,139	61
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,545)	-
Deductions for surrender charges (note 2d)	(122)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,545)	(2,710)	(2,760)	-	(2,976)	(191)	(12,783)	(153)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	12	41	(3)	-	2	(2)	5	(3)

Net equity transactions	372,269	75,118	8,965	-	15,492	2,376	110,252	2,212

Net change in contract owners’ equity	418,259	77,522	9,848	-	19,459	2,685	129,289	1,710
Contract owners’ equity beginning of period	77,522	-	-	-	2,685	-	1,710	-

Contract owners’ equity end of period	$495,781	77,522	9,848	-	22,144	2,685	130,999	1,710

CHANGES IN UNITS:
Beginning units	9,522	-	-	-	412	-	231	-
Units purchased	46,731	9,866	1,299	-	2,824	444	13,604	253
Units redeemed	(5,802)	(344)	(317)	-	(487)	(32)	(1,534)	(22)

Ending units	50,451	9,522	982	-	2,749	412	12,301	231

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRSCP		WRSCV		WRVP		WFVSCG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$34	-	-	3	247	7	-	-
Realized gain (loss) on investments	968	(43)	1,061	-	47	-	4,330	-
Change in unrealized gain (loss) on investments	6,470	(500)	8,449	27	4,955	66	1,466	-
Reinvested capital gains	-	34	-	27	-	21	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,472	(509)	9,510	57	5,249	94	5,796	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,433	2,318	29,379	1,153	11,028	2,067	11,846	-
Transfers between funds	19,942	6	21,592	6	12,407	-	5,087	-
Surrenders (note 6)	(1)	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(984)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(4)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,125)	(159)	(4,494)	(67)	(2,155)	(126)	(2,256)	-
Asset charges (note 3):	-	-	-	-	-	-	(56)	-
Adjustments to maintain reserves	2	(6)	(3)	(1)	(3)	(2)	23	-

Net equity transactions	49,267	2,159	46,474	1,091	21,277	1,939	14,640	-

Net change in contract owners’ equity	56,739	1,650	55,984	1,148	26,526	2,033	20,436	-
Contract owners’ equity beginning of period	1,650	-	1,148	-	2,033	-	-	-

Contract owners’ equity end of period	$58,389	1,650	57,132	1,148	28,559	2,033	20,436	-

CHANGES IN UNITS:
Beginning units	231	-	144	-	261	-	-	-
Units purchased	6,663	254	5,906	153	2,892	278	1,596	-
Units redeemed	(826)	(23)	(499)	(9)	(258)	(17)	(48)	-

Ending units	6,068	231	5,551	144	2,895	261	1,548	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF
	2009	2008
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	(347,847)	(15,222)
Change in unrealized gain (loss) on investments	364,727	(442,446)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,880	(457,668)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,836	218,306
Transfers between funds	(512,969)	(263,769)
Surrenders (note 6)	(32,068)	(5,267)
Death benefits (note 4)	-	(20)
Net policy repayments (loans) (note 5)	(2)	(2,386)
Deductions for surrender charges (note 2d)	(176)	(4,950)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,482)	(95,000)
Asset charges (note 3):	(640)	(3,548)
Adjustments to maintain reserves	26	(124)

Net equity transactions	(534,475)	(156,758)

Net change in contract owners’ equity	(517,595)	(614,426)
Contract owners’ equity beginning of period	517,595	1,132,021

Contract owners’ equity end of period	$-	517,595

CHANGES IN UNITS:
Beginning units	71,365	84,110
Units purchased	4,442	28,674
Units redeemed	(75,807)	(41,419)

Ending units	-	71,365

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy-Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Portfolios of the Federated Insurance Series

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Lincoln Variable Insurance Products Trust

Brandes International Equity Fund (MFBIE)

Business Opportunity Value Fund (MFBOV)

Frontier Capital Appreciation Fund (MFFCA)

M Large Cap Growth Fund (MFTCG)

Portfolios of the Neuberger Berman Advisers Management Trust

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

International Portfolio - S Class Shares (AMINS)*

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Portfolios of the PIMCO Variable Insurance Trust

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

*	At December 31, 2009, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.5% maximum) to cover sales expenses. For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.5% from each premium payment (maximum is 2.5%) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.5% from each premium (the maximum is 6.5%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.5% from each premium payment (the maximum is 2.5%) to cover sales expenses. The Company also deducts 3.5% from each premium to cover premium taxes.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.5% from each premium (the maximum is 6.5%) to cover sales expenses. The Company also deducts 3.5% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $2,524,153 and $1,511,986, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month which is also the maximum charge.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month which is also the maximum charge.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the Company deducts a maximum guaranteed charge for all ages of $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount for all ages and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.00 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.02 per $1,000 of Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year, depending on the insured’s age at the time of policy issuance the percentage decline will vary.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% by the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum Surrender Charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount. The minimum Surrender Charge that may be assessed for any segment of coverage is $0.52 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0.00% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%
Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%
Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.80%
16 or later	0.30%	0.30%
Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.80%
16 or later	0.30%	0.30%
Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do not elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%
Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.00% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.9% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.5%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.9%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $2,065,392 and $1,071,442, respectively, and total transfers from the Account to the fixed account were $3,133,173 and $695,745, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$77,722,943	0	$77,722,943
Net Accounts Payable of $23,764 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$408,439	$13,867
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	446,161	81,755
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	131	40,947
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	805,245	262,093
Investors Growth Stock Series - Initial Class (MIGIC)	1,729	1,739
Value Series - Initial Class (MVFIC)	922,490	163,930
Core Plus Fixed Income Portfolio - Class I (MSVFI)	65,015	260,840
U.S. Real Estate Portfolio - Class I (MSVRE)	143,635	1,031,887
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	29,150	415
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	18,903	995
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	708,436	275,365
American Funds NVIT Bond Fund - Class II (GVABD2)	221,974	98,576
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	421,274	151,266
American Funds NVIT Growth Fund - Class II (GVAGR2)	439,752	158,827
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	200,217	73,105
Federated NVIT High Income Bond Fund - Class III (HIBF3)	330,571	63,179
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	794,855	173,734
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	342,027	52,449
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	1,089	62
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	137,656	2,439
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	212,136	276,531
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	469,580	109,245
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	525,593	52,830
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	746,655	48,723
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	87,555	15,825
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,447,641	134,370
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,205,869	157,124
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	174,562	14,915
NVIT Core Bond Fund - Class I (NVCBD1)	662,110	197,474
NVIT Core Plus Bond Fund - Class I (NVLCP1)	40,523	1,221
NVIT Fund - Class I (TRF)	233,284	529,176
NVIT Government Bond Fund - Class I (GBF)	950,720	578,924
NVIT Health Sciences Fund - Class III (GVGHS)	49,795	49,183
NVIT International Index Fund - Class VI (GVIX6)	190,459	78,321
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	833,702	214,600
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	17,302	1,415
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	98,628	2,705
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	450,915	71,054
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,957,970	218,719
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,232,499	562,459
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	274,601	147,051
NVIT Mid Cap Index Fund - Class I (MCIF)	204,308	62,328
NVIT Money Market Fund - Class I (SAM)	10,389,796	9,075,798
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	184,658	159,078
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	244,514	663,550
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	539,246	17,689
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	98,529	4,779
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	889,450	117,100
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	386,469	251,969
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	60,541	22,533
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	72,651	37,070
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager Small Company Fund - Class I (SCF)	376,815	176,263
NVIT Multi-Sector Bond Fund - Class I (MSBF)	145,123	18,340
NVIT Short Term Bond Fund - Class II (NVSTB2)	106,410	33,899
NVIT Technology & Communications Fund - Class III (GGTC3)	82,723	32,998
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	40,413	22,496
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	7,340	669
Templeton NVIT International Value Fund - Class III (NVTIV3)	771,102	47,432
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	145,189	289,281
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	875,509	53,366
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	127,603	274,525
V.I. Basic Value Fund - Series I (AVBVI)	11,259	125,899
V.I. Capital Appreciation Fund - Series I (AVCA)	10,471	13,200
V.I. Capital Development Fund - Series I (AVCDI)	90,746	79,367
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	75,954	8,188
VP Inflation Protection Fund - Class II (ACVIP2)	213,047	108,959
VP International Fund - Class III (ACVI3)	5,829	20,179
VP Mid Cap Value Fund - Class I (ACVMV1)	214,244	86,756
VP Ultra(R) Fund - Class I (ACVU1)	4,000	53,738
VP Value Fund - Class I (ACVV)	250,734	100,240
VP Vista(SM) Fund - Class I (ACVVS1)	4,711	199,324
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	303,419	85,776
Stock Index Fund, Inc. - Initial Shares (DSIF)	734,012	299,770
Appreciation Portfolio - Initial Shares (DCAP)	22,934	33,520
Market Opportunity Fund II - Service Shares (FVMOS)	3,538	4,812
Quality Bond Fund II - Primary Shares (FQB)	57,092	13,100
VIP Fund - Contrafund Portfolio - Service Class (FCS)	309,090	350,035
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	735,863	132,088
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	443,054	231,390
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	14,842	5,561
VIP Fund - Freedom Fund 2020 Portfolio -Service Class (FF20S)	205,986	69,784
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	418,314	212,883
VIP Fund - Growth Portfolio - Service Class (FGS)	198,664	210,077
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	800,478	203,367
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	658,612	142,073
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	233,693	142,836
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	10,000	7,475
Franklin Income Securities Fund - Class 2 (FTVIS2)	172,523	94,253
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	6,030	14,536
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	728,819	124,910
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	201,821	82,698
Templeton Foreign Securities Fund - Class 3 (TIF3)	191,280	977,729
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	275,003	135,219
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	174,447	72,359
Brandes International Equity Fund (MFBIE)	73,810	21,927
Business Opportunity Value Fund (MFBOV)	69,337	16,734
Frontier Capital Appreciation Fund (MFFCA)	43,527	12,889
M Large Cap Growth Fund (MFTCG)	53,685	13,524
International Portfolio - S Class Shares (AMINS)	30,838	371,256
Regency Portfolio - S Class Shares (AMRS)	18,297	345,673
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,877	9,187
Socially Responsive Portfolio - I Class Shares (AMSRS)	110,659	53,005
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	62,808	54,360
Global Securities Fund/VA - Class 3 (OVGS3)	231,283	82,639
High Income Fund/VA - Class 3 (OVHI3)	83,310	29,729
High Income Fund/VA - Non-Service Shares (OVHI)	6,827	16,059
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	243,648	289,446
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	346,297	670,672
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	112,873	39,643
Low Duration Portfolio - Administrative Class (PMVLDA)	300,919	8,464
Blue Chip Growth Portfolio - II (TRBCG2)	120,727	687,270
Equity Income Portfolio - II (TREI2)	103,576	121,184
Limited-Term Bond Portfolio - II (TRLT2)	15,777	76,178
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	831,130	33,074
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	23,883	982
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	106,926	13,047
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	57,062	6,673
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	91,551	9,733
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	37,044	4,851
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	109,585	11,151
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	52,725	4,766
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	78,567	4,579
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	64,775	8,258
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	49,660	4,589
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	29,403	2,237
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	41,022	4,020
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	893,861	782,397
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	4,527	159
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	96,455	7,540
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	6,228	464
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	398,432	56,375
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	474,990	99,259
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)	11,352	2,225
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	19,677	3,476
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	121,335	8,883
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	55,872	5,606
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	53,107	5,569
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	22,940	1,367
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	51,162	32,572
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	17,534	899,898

Total	$49,661,626	$27,106,188

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2009	0.00%	32,706	$12.182592	$398,444	3.46%	21.83%	5/1/2009
Janus Aspen Series-Forty Portfolio-Service Shares (JACAS)
2009	0.00%	90,368	11.747058	1,061,558	0.01%	46.01%
2008	0.00%	52,700	8.045115	423,976	0.01%	-44.31%
2007	0.00%	4,350	14.445945	62,840	0.33%	36.63%
2006	0.00%	36	10.572707	381	0.07%	5.73%	5/1/2006
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	3,769	6.408647	24,154	0.69%	-36.24%
2007	0.00%	3,828	10.051308	38,476	1.93%	0.51%	5/1/2007
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.00%	171,108	12.746144	2,180,967	0.42%	79.07%
2008	0.00%	113,377	7.117893	807,004	2.70%	-52.21%
2007	0.00%	48,306	14.893765	719,458	0.53%	28.07%
2006	0.00%	5,004	11.629148	58,192	1.29%	16.29%	5/1/2006
Investors Growth Stock Series - Initial Class (MIGIC)
2009	0.00%	398	11.168160	4,445	0.69%	39.55%
2008	0.00%	335	8.002768	2,681	0.53%	-36.87%
2007	0.00%	250	12.677102	3,169	0.29%	11.36%
2006	0.00%	198	11.384079	2,254	0.00%	7.58%
2005	0.00%	26	10.582381	275	0.00%	5.82%	1/18/2005
Value Series - Initial Class (MVFIC)
2009	0.00%	132,328	11.582760	1,532,723	1.20%	22.71%
2008	0.00%	47,608	9.438767	449,361	0.95%	-32.58%
2007	0.00%	26,056	14.000352	364,793	0.50%	7.91%
2006	0.00%	7,340	12.974380	95,232	0.54%	20.84%
2005	0.00%	632	10.736776	6,786	0.00%	7.37%	1/18/2005
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.00%	12,096	11.204270	135,527	11.88%	9.64%
2008	0.00%	28,841	10.218734	294,718	4.14%	-10.20%
2007	0.00%	32,734	11.380012	372,513	3.39%	5.45%
2006	0.00%	13,182	10.791549	142,254	4.70%	3.73%
2005	0.00%	492	10.403391	5,118	3.37%	4.03%	1/18/2005
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	52,025	8.656213	450,338	3.67%	-37.89%
2007	0.00%	41,926	13.937607	584,348	1.00%	-17.07%
2006	0.00%	13,494	16.806589	226,788	1.13%	38.04%
2005	0.00%	2,604	12.174767	31,703	0.02%	21.75%	1/18/2005
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.00%	2,428	11.419071	27,726	8.59%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.00%	1,653	12.564442	20,769	0.88%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.00%	143,955	9.711378	1,398,001	0.09%	23.41%
2008	0.00%	86,089	7.868935	677,429	3.74%	-29.78%
2007	0.00%	24,380	11.205324	273,186	7.29%	6.14%
2006	0.00%	1,918	10.556998	20,248	5.77%	5.57%	5/1/2006
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.00%	31,824	10.970085	349,112	0.39%	12.15%
2008	0.00%	19,150	9.781713	187,319	8.04%	-9.87%
2007	0.00%	4,806	10.853118	52,160	12.10%	2.98%
2006	0.00%	114	10.538858	1,201	0.00%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.00%	66,698	10.774250	718,621	0.00%	41.60%
2008	0.00%	34,853	7.608765	265,187	3.86%	-38.64%
2007	0.00%	9,724	12.399481	120,573	3.48%	14.36%
2006	0.00%	658	10.842096	7,134	0.00%	8.42%	5/1/2006
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.00%	99,951	$8.979238	$897,484	0.00%	38.78%
2008	0.00%	63,278	6.470039	409,410	2.57%	-44.21%
2007	0.00%	28,662	11.597638	332,412	1.18%	11.90%
2006	0.00%	3,546	10.364424	36,752	0.91%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.00%	43,831	8.007342	350,970	0.00%	30.69%
2008	0.00%	23,626	6.126963	144,755	4.55%	-38.06%
2007	0.00%	1,448	9.892316	14,324	0.72%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.00%	44,372	12.632602	560,534	10.14%	46.08%
2008	0.00%	21,626	8.647843	187,019	10.34%	-28.10%
2007	0.00%	11,190	12.027193	134,584	7.70%	3.17%
2006	0.00%	8,688	11.657910	101,284	8.64%	10.60%
2005	0.00%	708	10.540776	7,463	4.67%	5.41%	5/2/2005
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.00%	86,223	18.287102	1,576,769	1.19%	63.48%
2008	0.00%	44,366	11.185864	496,271	1.39%	-57.83%
2007	0.00%	24,604	26.524857	652,618	0.75%	45.55%
2006	0.00%	10,796	18.224168	196,748	0.61%	36.64%
2005	0.00%	510	13.336908	6,802	0.06%	33.37%	5/2/2005
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.00%	52,401	7.130177	373,628	0.22%	29.45%
2008	0.00%	4,934	5.508000	27,176	1.15%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.00%	83	13.411529	1,113	0.63%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.00%	19,640	7.927018	155,687	0.19%	52.96%
2008	0.00%	39	5.182412	202	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	0.00%	91,858	8.107965	744,781	0.44%	31.27%
2008	0.00%	88,800	6.176544	548,477	0.43%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2009	0.00%	67,030	8.295819	556,069	1.16%	29.30%
2008	0.00%	16,061	6.416027	103,048	1.31%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2009	0.00%	75,697	9.593104	726,169	2.37%	19.88%
2008	0.00%	23,058	8.002099	184,513	1.47%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2009	0.00%	114,328	9.025006	1,031,811	2.05%	24.25%
2008	0.00%	29,990	7.263571	217,835	1.75%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2009	0.00%	12,702	10.351566	131,486	3.11%	13.22%
2008	0.00%	5,694	9.142885	52,061	2.42%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2009	0.00%	171,116	9.305236	1,592,275	2.68%	22.00%
2008	0.00%	20,669	7.626933	157,640	1.78%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2009	0.00%	310,026	8.737590	2,708,880	2.12%	26.69%
2008	0.00%	55,360	6.896919	381,815	1.72%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2009	0.00%	31,516	9.853071	310,529	2.53%	17.64%
2008	0.00%	13,698	8.375935	114,734	1.48%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.00%	46,963	10.818752	508,081	3.75%	8.78%
2008	0.00%	4,746	9.945181	47,200	1.56%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2009	0.00%	3,588	11.600708	41,623	5.45%	16.62%
2008	0.00%	230	9.947099	2,288	3.30%	-0.53%	5/1/2008
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Fund - Class I (TRF)
2009	0.00%	80,590	$9.839457	$792,962	1.39%	26.10%
2008	0.00%	84,151	7.803097	656,639	1.40%	-41.55%
2007	0.00%	81,126	13.351018	1,083,115	1.16%	8.18%
2006	0.00%	43,158	12.341341	532,628	1.61%	13.63%
2005	0.00%	790	10.861219	8,580	0.55%	8.61%	1/18/2005
NVIT Government Bond Fund - Class I (GBF)
2009	0.00%	139,277	12.605611	1,755,672	3.53%	2.69%
2008	0.00%	117,240	12.275629	1,439,195	4.28%	7.72%
2007	0.00%	40,524	11.395982	461,811	5.07%	7.16%
2006	0.00%	12,406	10.634744	131,935	5.11%	3.34%
2005	0.00%	1,836	10.290913	18,894	2.67%	2.91%	1/18/2005
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	8,633	11.124833	96,041	0.27%	19.11%
2008	0.00%	7,323	9.339799	68,396	0.32%	-25.23%
2007	0.00%	5,826	12.491648	72,776	0.08%	13.23%
2006	0.00%	7,262	11.032385	80,117	0.00%	2.70%
2005	0.00%	744	10.742057	7,992	0.00%	7.42%	5/2/2005
NVIT International Index Fund - Class VI (GVIX6)
2009	0.00%	34,255	8.793694	301,228	3.18%	28.62%
2008	0.00%	17,707	6.837123	121,065	2.01%	-43.11%
2007	0.00%	14,812	12.017667	178,006	1.65%	9.50%
2006	0.00%	7,512	10.975279	82,446	2.29%	9.75%	5/1/2006
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.00%	155,410	10.956366	1,702,729	1.00%	27.21%
2008	0.00%	86,385	8.613097	744,042	2.41%	-36.84%
2007	0.00%	24,672	13.637494	336,464	2.19%	5.96%
2006	0.00%	5,178	12.870621	66,644	3.64%	16.87%
2005	0.00%	372	11.012968	4,097	1.96%	10.13%	1/18/2005
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.00%	1,417	11.640280	16,494	1.76%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.00%	8,016	12.204484	97,831	1.35%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.00%	53,773	11.882294	638,947	1.70%	9.08%
2008	0.00%	20,458	10.892776	222,845	3.94%	-6.02%
2007	0.00%	1,266	11.590847	14,674	3.73%	5.38%
2006	0.00%	674	10.998997	7,413	3.38%	6.16%
2005	0.00%	134	10.360404	1,388	2.01%	3.60%	1/18/2005
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	268,912	11.473370	3,085,327	1.37%	19.14%
2008	0.00%	102,479	9.630534	986,929	2.97%	-23.20%
2007	0.00%	59,144	12.538964	741,604	3.09%	5.66%
2006	0.00%	20,210	11.867343	239,839	3.44%	11.35%
2005	0.00%	3,600	10.657424	38,367	1.47%	6.57%	1/18/2005
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.00%	425,494	11.296821	4,806,730	1.26%	24.39%
2008	0.00%	255,853	9.081599	2,323,555	2.72%	-31.39%
2007	0.00%	156,190	13.236630	2,067,429	2.50%	6.15%
2006	0.00%	59,678	12.469697	744,167	3.33%	14.54%
2005	0.00%	4,036	10.886732	43,939	2.97%	8.87%	1/18/2005
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.00%	25,450	11.747183	298,966	1.43%	14.56%
2008	0.00%	12,983	10.254072	133,130	3.83%	-15.04%
2007	0.00%	1,116	12.069809	13,470	3.34%	5.86%
2006	0.00%	598	11.401762	6,818	3.45%	8.42%
2005	0.00%	212	10.516039	2,229	0.54%	5.16%	1/18/2005
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
2006	0.00%	3,170	11.588975	36,737	0.00%	3.21%
2005	0.00%	1,932	11.228805	21,694	0.00%	12.29%	1/18/2005
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.00%	53,080	$11.811646	$626,962	1.06%	36.76%
2008	0.00%	38,566	8.637043	333,096	1.35%	-36.46%
2007	0.00%	23,042	13.593553	313,223	1.42%	7.56%
2006	0.00%	8,502	12.638155	107,450	1.29%	9.89%
2005	0.00%	2,294	11.500795	26,383	0.72%	15.01%	1/18/2005
NVIT Money Market Fund - Class I (SAM)
2009	0.00%	528,280	11.482050	6,065,737	0.21%	0.04%
2008	0.00%	414,695	11.477234	4,759,554	1.74%	2.05%
2007	0.00%	174,684	11.246272	1,964,544	4.75%	4.79%
2006	0.00%	90,136	10.731921	967,332	4.18%	4.53%
2005	0.00%	49,186	10.266806	504,983	1.71%	2.67%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.00%	92,482	8.379106	774,916	1.28%	36.46%
2008	0.00%	83,365	6.140389	511,893	0.11%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.00%	61,633	10.082162	621,394	2.25%	29.84%
2008	0.00%	69,824	7.765128	542,194	1.79%	-46.33%
2007	0.00%	60,332	14.468946	872,940	2.26%	2.93%
2006	0.00%	30,304	14.056822	425,978	1.95%	22.75%
2005	0.00%	4,958	11.451970	56,779	0.68%	14.52%	5/2/2005
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.00%	79,282	8.259762	654,850	0.75%	29.78%
2008	0.00%	2,391	6.364575	15,219	0.52%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2009	0.00%	13,082	8.111157	106,110	1.37%	27.59%
2008	0.00%	183	6.357067	1,163	0.75%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.00%	149,880	7.982859	1,196,471	0.00%	27.12%
2008	0.00%	26,311	6.279727	165,226	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.00%	82,042	8.817001	723,364	1.06%	30.47%
2008	0.00%	58,272	6.757903	393,798	0.87%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.00%	14,412	8.686440	125,189	0.00%	27.46%
2008	0.00%	8,023	6.814966	54,677	0.00%	-46.42%
2007	0.00%	4,802	12.718919	61,076	0.00%	9.75%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.00%	21,442	10.095402	216,466	0.50%	26.22%
2008	0.00%	15,192	7.998530	121,514	1.19%	-32.15%
2007	0.00%	12,256	11.788779	144,483	1.35%	-6.89%
2006	0.00%	5,826	12.661605	73,767	0.52%	17.29%
2005	0.00%	2,670	10.794811	28,822	0.13%	7.95%	1/18/2005
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.00%	56,094	10.963538	614,989	0.21%	34.70%
2008	0.00%	29,057	8.139096	236,498	1.11%	-38.19%
2007	0.00%	12,442	13.167514	163,830	0.16%	2.13%
2006	0.00%	4,962	12.892586	63,973	0.22%	12.04%
2005	0.00%	618	11.507293	7,112	0.00%	15.07%	1/18/2005
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.00%	29,967	11.541196	345,855	9.60%	24.38%
2008	0.00%	20,192	9.279073	187,363	8.63%	-17.29%
2007	0.00%	12,774	11.218961	143,311	4.29%	4.62%
2006	0.00%	7,652	10.723071	82,053	4.53%	4.84%
2005	0.00%	5,336	10.228234	54,578	2.24%	2.28%	1/18/2005
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.00%	7,610	10.650192	81,048	2.54%	7.11%
2008	0.00%	897	9.943310	8,919	0.00%	-0.57%	5/1/2008
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	15,818	$12.888766	$203,875	0.00%	52.44%
2008	0.00%	9,743	8.454726	82,374	0.00%	-48.59%
2007	0.00%	7,472	16.444438	122,873	0.00%	20.19%
2006	0.00%	6,608	13.682536	90,414	0.00%	11.08%
2005	0.00%	996	12.317458	12,268	0.00%	23.17%	5/2/2005
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	10,026	10.684702	107,125	0.00%	25.84%
2008	0.00%	6,995	8.490774	59,393	0.00%	-41.29%
2007	0.00%	3,802	14.462452	54,986	0.00%	22.49%
2006	0.00%	722	11.807452	8,525	0.41%	-0.29%
2005	0.00%	104	11.841567	1,232	0.00%	18.42%	5/2/2005
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.00%	573	13.059893	7,483	0.25%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.00%	67,086	13.034354	874,423	0.38%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.00%	45,596	9.756035	444,836	1.26%	28.55%
2008	0.00%	48,218	7.589375	365,944	2.03%	-36.99%
2007	0.00%	57,762	12.044718	695,727	1.82%	-2.22%
2006	0.00%	32,492	12.317759	400,229	2.03%	15.91%
2005	0.00%	4,416	10.627448	46,931	1.29%	6.27%	1/18/2005
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.00%	132,893	7.388147	981,833	2.24%	30.84%
2008	0.00%	4,089	5.646840	23,089	5.01%	-43.53%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.00%	30,096	10.873885	327,260	6.92%	13.33%
2008	0.00%	43,351	9.595209	415,961	4.96%	-13.43%
2007	0.00%	33,310	11.083576	369,194	3.57%	4.77%
2006	0.00%	8,916	10.578811	94,321	5.15%	4.20%
2005	0.00%	1,212	10.152239	12,305	1.21%	1.52%	1/18/2005
V.I. Basic Value Fund - Series I (AVBVI)
2008	0.00%	8,367	5.937752	49,681	0.91%	-51.77%
2007	0.00%	7,730	12.310539	95,160	0.72%	1.54%
2006	0.00%	5,238	12.123351	63,502	0.49%	13.20%
2005	0.00%	2,758	10.709293	29,536	0.12%	7.09%	1/18/2005
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.00%	2,421	9.185296	22,238	0.62%	21.08%
2008	0.00%	2,205	7.586238	16,728	0.00%	-42.49%
2007	0.00%	1,938	13.191695	25,566	0.00%	12.01%
2006	0.00%	1,318	11.776847	15,522	0.07%	6.30%
2005	0.00%	418	11.078867	4,631	0.12%	10.79%	1/18/2005
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.00%	12,509	10.801700	135,118	0.00%	42.37%
2008	0.00%	7,496	7.587025	56,873	0.00%	-47.03%
2007	0.00%	2,714	14.321990	38,870	0.00%	10.84%
2006	0.00%	1,520	12.920789	19,640	0.00%	16.52%
2005	0.00%	178	11.088904	1,974	0.00%	10.89%	1/18/2005
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.00%	12,003	8.946607	107,386	1.11%	42.86%
2008	0.00%	3,021	6.262626	18,919	0.00%	-37.37%	5/1/2008
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.00%	18,947	12.253214	232,162	1.94%	10.21%
2008	0.00%	10,488	11.117573	116,602	4.01%	-1.59%
2007	0.00%	3,362	11.297046	37,981	4.44%	9.49%
2006	0.00%	2,262	10.317483	23,338	2.67%	1.59%
2005	0.00%	260	10.156270	2,641	2.08%	1.56%
VP International Fund - Class III (ACVI3)
2008	0.00%	1,080	9.507294	10,268	0.57%	-44.82%
2007	0.00%	352	17.230511	6,065	0.00%	18.06%
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.00%	41,747	$13.081223	$546,102	3.89%	29.94%
2008	0.00%	29,645	10.066767	298,427	0.09%	-24.35%
2007	0.00%	16,400	13.306496	218,227	0.88%	-2.31%
2006	0.00%	5,692	13.620466	77,528	0.99%	20.30%
2005	0.00%	1,594	11.322176	18,048	1.17%	13.22%	5/2/2005
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	4,365	7.124413	31,098	0.00%	-41.48%
2007	0.00%	4,394	12.174342	53,494	0.00%	21.02%
2006	0.00%	3,536	10.060123	35,573	0.00%	-3.28%
2005	0.00%	2,682	10.400804	27,895	0.00%	4.01%	1/18/2005
VP Value Fund - Class I (ACVV)
2009	0.00%	102,102	10.532686	1,075,408	5.42%	19.86%
2008	0.00%	85,421	8.787234	750,615	2.28%	-26.78%
2007	0.00%	65,490	12.000449	785,909	1.35%	-5.14%
2006	0.00%	37,198	12.650434	470,571	1.44%	18.65%
2005	0.00%	2,654	10.661727	28,296	0.00%	6.62%	1/18/2005
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	12,491	8.973691	112,091	0.00%	-48.62%
2007	0.00%	5,864	17.466180	102,422	0.00%	39.77%
2006	0.00%	1,306	12.496264	16,320	0.00%	9.01%
2005	0.00%	924	11.463606	10,592	0.00%	14.64%	5/2/2005
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.00%	50,580	10.869560	549,782	1.97%	25.03%
2008	0.00%	28,168	8.693766	244,886	0.72%	-30.91%
2007	0.00%	19,302	12.583781	242,892	0.26%	-0.65%
2006	0.00%	7,178	12.666664	90,921	0.27%	14.41%
2005	0.00%	1,838	11.071201	20,349	0.00%	10.71%	1/18/2005
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.00%	183,488	10.236118	1,878,205	2.13%	26.33%
2008	0.00%	136,077	8.102406	1,102,552	2.29%	-37.14%
2007	0.00%	80,552	12.889762	1,038,296	1.83%	5.26%
2006	0.00%	50,022	12.246198	612,579	2.21%	15.50%
2005	0.00%	5,084	10.602989	53,906	1.35%	6.03%	1/18/2005
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.00%	3,682	11.296583	41,594	0.34%	22.56%
2008	0.00%	3,901	9.217282	35,957	1.89%	-29.55%
2007	0.00%	5,014	13.083574	65,601	1.58%	7.13%
2006	0.00%	7,528	12.212508	91,936	1.45%	16.48%
2005	0.00%	970	10.484934	10,170	0.00%	4.85%	1/18/2005
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	4,486	10.283025	46,130	1.42%	1.28%
2008	0.00%	4,736	10.152569	48,083	1.09%	-0.86%
2007	0.00%	2,496	10.240958	25,561	0.12%	-1.48%
2006	0.00%	130	10.395256	1,351	0.00%	3.95%	5/1/2006
Quality Bond Fund II - Primary Shares (FQB)
2009	0.00%	7,208	12.403996	89,408	5.18%	20.43%
2008	0.00%	3,785	10.299392	38,983	4.57%	-7.29%
2007	0.00%	2,514	11.108998	27,928	3.46%	5.38%
2006	0.00%	1,178	10.541505	12,418	3.56%	4.15%
2005	0.00%	536	10.121073	5,425	0.00%	1.21%	1/18/2005
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	219,138	$12.074163	$2,645,908	1.46%	35.66%
2008	0.00%	209,580	8.899992	1,865,261	0.98%	-42.61%
2007	0.00%	173,746	15.508728	2,694,579	1.01%	17.51%
2006	0.00%	115,588	13.198045	1,525,536	1.30%	11.59%
2005	0.00%	10,312	11.827342	121,964	0.00%	18.27%	1/18/2005
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.00%	91,096	15.444750	1,406,955	0.36%	47.57%
2008	0.00%	41,466	10.465765	433,974	0.00%	-54.40%
2007	0.00%	16,830	22.953063	386,300	0.22%	45.64%
2006	0.00%	2,250	15.759845	35,460	1.16%	16.62%
2005	0.00%	464	13.514321	6,271	0.67%	35.14%	5/2/2005
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.00%	85,940	9.730256	836,218	2.60%	30.03%
2008	0.00%	50,518	7.482988	378,026	3.10%	-42.70%
2007	0.00%	31,088	13.060141	406,014	2.40%	1.42%
2006	0.00%	13,380	12.877569	172,302	3.78%	20.08%
2005	0.00%	2,668	10.724223	28,612	0.00%	7.24%	1/18/2005
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.00%	3,354	11.989176	40,212	4.71%	24.15%
2008	0.00%	2,564	9.656832	24,761	3.12%	-25.08%
2007	0.00%	2,212	12.888793	28,510	2.89%	8.65%
2006	0.00%	1,676	11.863160	19,883	1.74%	9.78%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.00%	38,779	11.867504	460,210	4.18%	28.78%
2008	0.00%	25,258	9.215628	232,769	2.97%	-32.71%
2007	0.00%	12,316	13.695591	168,675	2.80%	10.17%
2006	0.00%	7,834	12.431698	97,390	1.80%	11.81%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.00%	63,273	11.600974	734,028	2.94%	31.40%
2008	0.00%	36,079	8.828445	318,522	2.95%	-38.08%
2007	0.00%	21,486	14.256765	306,321	2.61%	11.21%
2006	0.00%	13,160	12.819894	168,710	1.83%	13.15%
2005	0.00%	10,994	11.329788	124,560	0.55%	13.30%	5/2/2005
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.00%	118,780	9.861487	1,171,347	0.35%	28.15%
2008	0.00%	114,992	7.695394	884,910	0.80%	-47.23%
2007	0.00%	97,194	14.583722	1,417,450	0.57%	26.87%
2006	0.00%	77,220	11.495023	887,646	0.02%	6.73%
2005	0.00%	822	10.769983	8,853	0.00%	7.70%	1/18/2005
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.00%	139,164	12.386163	1,723,708	9.17%	15.67%
2008	0.00%	99,043	10.707897	1,060,542	3.42%	-3.35%
2007	0.00%	72,418	11.078504	802,283	2.16%	4.21%
2006	0.00%	19,280	10.630812	204,962	1.83%	4.30%
2005	0.00%	4,492	10.192547	45,785	0.00%	1.93%	1/18/2005
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.00%	151,478	13.278281	2,011,367	0.69%	40.01%
2008	0.00%	101,995	9.483511	967,271	0.40%	-39.51%
2007	0.00%	69,056	15.677232	1,082,607	0.74%	15.49%
2006	0.00%	45,078	13.574900	611,929	0.08%	12.59%
2005	0.00%	5,094	12.056903	61,418	0.00%	20.57%	1/18/2005
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.00%	122,463	12.269434	1,502,552	2.41%	26.49%
2008	0.00%	111,554	9.699843	1,082,056	2.93%	-43.88%
2007	0.00%	89,282	17.283296	1,543,087	3.21%	17.23%
2006	0.00%	71,092	14.743687	1,048,158	0.16%	17.95%
2005	0.00%	5,016	12.499996	62,700	0.00%	25.00%	5/2/2005
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.00%	4,609	$10.153436	$46,797	0.56%	57.40%
2008	0.00%	3,737	6.450849	24,107	0.86%	-51.17%
2007	0.00%	2,576	13.212045	34,034	0.87%	5.60%
2006	0.00%	1,874	12.511424	23,446	0.03%	16.20%
2005	0.00%	42	10.767426	452	0.00%	7.67%	1/18/2005
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.00%	27,785	11.100337	308,423	7.57%	35.59%
2008	0.00%	19,057	8.186428	156,008	5.03%	-29.66%
2007	0.00%	5,526	11.637657	64,310	1.27%	3.76%
2006	0.00%	124	11.216304	1,391	0.00%	12.16%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.00%	3,804	10.354358	39,388	1.76%	17.67%
2008	0.00%	4,380	8.799201	38,541	2.12%	-26.94%
2007	0.00%	4,572	12.044130	55,066	2.39%	-2.41%
2006	0.00%	3,918	12.342050	48,356	1.26%	17.43%
2005	0.00%	1,942	10.510323	20,411	0.00%	5.10%	1/18/2005
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2009	0.00%	131,306	11.126242	1,460,942	1.49%	29.54%
2008	0.00%	63,876	8.588732	548,614	1.42%	-32.87%
2007	0.00%	50,330	12.794049	643,924	0.69%	-2.14%
2006	0.00%	26,908	13.073214	351,774	0.84%	17.30%
2005	0.00%	1,754	11.144808	19,548	0.00%	11.45%	1/18/2005
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.00%	39,603	17.256364	683,404	3.61%	72.63%
2008	0.00%	30,241	9.996007	302,289	2.77%	-52.67%
2007	0.00%	20,640	21.120230	435,922	2.17%	28.70%
2006	0.00%	7,986	16.410826	131,057	0.79%	28.17%
2005	0.00%	1,612	12.804274	20,640	0.01%	28.04%	5/2/2005
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.00%	32,215	12.945045	417,025	5.15%	37.20%
2008	0.00%	73,691	9.435374	695,303	2.53%	-40.39%
2007	0.00%	38,256	15.828965	605,553	1.79%	15.45%
2006	0.00%	12,790	13.711150	175,366	1.34%	21.46%
2005	0.00%	3,774	11.288544	42,603	0.00%	12.89%	5/2/2005
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.00%	24,758	15.605635	386,364	16.16%	18.69%
2008	0.00%	18,407	13.148675	242,030	3.23%	6.21%
2007	0.00%	6,758	12.380292	83,666	2.88%	11.03%
2006	0.00%	3,076	11.150160	34,298	2.34%	12.84%
2005	0.00%	614	9.881172	6,067	0.00%	-1.19%	5/2/2005
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.00%	27,625	8.669683	239,500	3.21%	30.25%
2008	0.00%	10,079	6.656135	67,088	3.14%	-33.44%	5/1/2008
Brandes International Equity Fund (MFBIE)
2009	0.00%	14,298	7.825688	111,892	3.79%	25.28%
2008	0.00%	6,018	6.246550	37,592	4.59%	-39.84%
2007	0.00%	3,324	10.383840	34,516	1.47%	3.84%	9/18/2007
Business Opportunity Value Fund (MFBOV)
2009	0.00%	16,171	7.930242	128,240	0.68%	24.58%
2008	0.00%	7,871	6.365512	50,103	0.05%	-34.48%
2007	0.00%	6,272	9.715909	60,938	0.00%	-2.84%	9/18/2007
Frontier Capital Appreciation Fund (MFFCA)
2009	0.00%	13,297	8.528591	113,405	0.06%	48.61%
2008	0.00%	8,429	5.739062	48,374	0.00%	-42.03%
2007	0.00%	5,678	9.900064	56,213	0.00%	-1.00%	9/18/2007
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
M Large Cap Growth Fund (MFTCG)
2009	0.00%	13,319	$7.519606	$100,154	0.55%	37.40%
2008	0.00%	6,432	5.472607	35,199	0.02%	-48.97%
2007	0.00%	3,248	10.724819	34,834	0.00%	7.25%	9/18/2007
International Portfolio - S Class Shares (AMINS)
2008	0.00%	25,895	8.019658	207,668	0.00%	-46.44%
2007	0.00%	47,864	14.972222	716,630	3.38%	3.21%
2006	0.00%	12,944	14.506093	187,767	0.37%	23.45%
2005	0.00%	1,416	11.750261	16,638	0.18%	17.50%	5/2/2005
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	26,414	7.206627	190,356	1.04%	-45.95%
2007	0.00%	18,746	13.332382	249,929	0.39%	3.05%
2006	0.00%	9,160	12.937253	118,505	0.45%	10.94%
2005	0.00%	46	11.661977	536	0.00%	16.62%	5/2/2005
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.00%	2,205	8.298232	18,298	0.00%	22.75%
2008	0.00%	2,561	6.760031	17,312	0.00%	-39.47%
2007	0.00%	2,424	11.168606	27,073	0.00%	0.52%
2006	0.00%	1,320	11.111353	14,667	0.00%	5.25%
2005	0.00%	2,234	10.556851	23,584	0.00%	5.57%	1/18/2005
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.00%	61,680	10.767989	664,170	2.26%	31.43%
2008	0.00%	54,272	8.193158	444,659	1.36%	-39.44%
2007	0.00%	85,608	13.529389	1,158,224	0.10%	7.61%
2006	0.00%	16,878	12.572219	212,194	0.11%	13.70%
2005	0.00%	1,102	11.057136	12,185	0.00%	10.57%	1/18/2005
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	27,288	10.376282	283,148	0.27%	44.52%
2008	0.00%	23,978	7.179944	172,160	0.13%	-45.52%
2007	0.00%	18,658	13.178440	245,883	0.20%	14.15%
2006	0.00%	19,526	11.544928	225,426	0.19%	7.95%
2005	0.00%	2,298	10.694866	24,577	0.00%	6.95%	1/18/2005
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.00%	48,626	12.609317	613,141	2.01%	39.70%
2008	0.00%	33,763	9.026171	304,751	1.35%	-40.19%
2007	0.00%	23,236	15.092302	350,685	0.94%	6.34%
2006	0.00%	10,284	14.192798	145,959	0.50%	17.69%
2005	0.00%	2,920	12.059670	35,214	0.00%	20.60%	5/2/2005
High Income Fund/VA - Class 3 (OVHI3)
2009	0.00%	46,755	2.584961	120,860	0.00%	26.75%
2008	0.00%	6,619	2.039384	13,499	5.41%	-78.89%
2007	0.00%	1,914	9.661022	18,491	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.00%	700	3.002931	2,102	0.00%	25.32%
2008	0.00%	873	2.396292	2,092	7.99%	-78.67%
2007	0.00%	1,106	11.235173	12,426	7.49%	-0.10%
2006	0.00%	924	11.246592	10,392	5.83%	9.42%
2005	0.00%	430	10.278092	4,420	0.00%	2.78%	1/18/2005
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.00%	89,913	10.184591	915,727	1.63%	28.29%
2008	0.00%	82,941	7.938976	658,467	1.29%	-38.47%
2007	0.00%	57,410	12.902441	740,729	0.73%	4.42%
2006	0.00%	9,596	13.148448	126,173	0.08%	15.00%
2005	0.00%	448	11.433673	5,122	0.00%	14.34%	1/18/2005
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.00%	49,035	$11.079617	$543,289	1.09%	37.20%
2008	0.00%	58,050	8.075736	468,796	0.47%	-37.83%
2007	0.00%	32,394	12.989416	420,779	0.22%	-1.21%
2006	0.00%	29,914	12.355835	369,612	0.78%	15.02%
2005	0.00%	4,442	10.741901	47,716	0.00%	7.42%	1/18/2005
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2009	0.00%	6,424	10.965488	70,442	0.26%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.00%	26,072	11.045905	287,989	1.51%	10.46%	4/30/2009
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	34,091	11.315697	385,763	0.00%	41.79%
2008	0.00%	73,411	7.980543	585,859	0.15%	-42.65%
2007	0.00%	27,656	13.915435	384,845	0.13%	12.49%
2006	0.00%	9,996	12.370493	123,655	0.43%	9.33%
2005	0.00%	1,556	11.314946	17,606	0.21%	13.15%	5/2/2005
Equity Income Portfolio - II (TREI2)
2009	0.00%	36,899	10.380043	383,013	1.82%	25.25%
2008	0.00%	32,472	8.287351	269,107	2.35%	-36.26%
2007	0.00%	14,258	13.002714	185,393	1.63%	3.03%
2006	0.00%	5,252	12.620348	66,282	1.64%	18.65%
2005	0.00%	794	10.636871	8,446	0.96%	6.37%	5/2/2005
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	5,231	11.230967	58,749	3.64%	1.31%
2007	0.00%	466	11.086232	5,166	4.04%	5.23%
2006	0.00%	98	10.535464	1,032	0.42%	4.03%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.00%	94,099	9.533783	897,119	0.14%	25.05%
2008	0.00%	6,405	7.624275	48,833	0.96%	-23.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	0.00%	2,569	9.530163	24,483	0.90%	13.23%
2008	0.00%	3	8.416983	25	0.00%	-15.83%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	0.00%	10,627	10.931821	116,172	1.83%	7.16%
2008	0.00%	2,000	10.201066	20,402	0.13%	2.01%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	0.00%	7,675	9.064570	69,571	0.65%	24.02%
2008	0.00%	1,458	7.308863	10,656	0.24%	-26.91%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	0.00%	12,273	8.633605	105,960	0.58%	17.88%
2008	0.00%	1,581	7.323854	11,579	0.11%	-26.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	0.00%	4,780	7.717746	36,891	0.00%	40.48%
2008	0.00%	77	5.493770	423	0.29%	-45.06%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	0.00%	20,574	7.279176	149,762	0.00%	73.64%
2008	0.00%	4,390	4.192055	18,403	5.19%	-58.08%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.00%	7,390	9.004979	66,547	0.26%	27.07%
2008	0.00%	1,331	7.086429	9,432	0.00%	-29.14%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	0.00%	8,647	11.730371	101,433	4.75%	46.42%
2008	0.00%	2,010	8.011550	16,103	1.43%	-19.88%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	0.00%	9,348	8.598329	80,377	0.80%	26.89%
2008	0.00%	2,086	6.776160	14,135	0.58%	-32.24%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	0.00%	6,214	9.543084	59,301	2.44%	36.97%
2008	0.00%	733	6.967466	5,107	0.82%	-30.33%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	0.00%	3,588	8.695716	31,200	0.00%	41.29%
2008	0.00%	3	6.154606	18	0.00%	-38.45%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	0.00%	3,952	10.727709	42,396	0.00%	46.66%
2008	0.00%	104	7.314577	761	0.00%	-26.85%	7/25/2008
(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.00%	19,956	$10.171477	$202,982	0.78%	1.02%
2008	0.00%	9,084	10.068911	91,466	0.15%	0.69%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.00%	433	10.127592	4,385	1.22%	8.37%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2009	0.00%	10,521	9.671369	101,752	0.24%	23.32%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2009	0.00%	615	10.151169	6,243	0.03%	12.95%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2009	0.00%	41,362	9.934421	410,908	0.19%	17.95%
2008	0.00%	4,780	8.422293	40,259	0.00%	-15.78%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2009	0.00%	50,451	9.826989	495,781	0.18%	20.70%
2008	0.00%	9,522	8.141331	77,522	0.00%	-18.59%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2009	0.00%	982	10.028059	9,848	0.00%	15.12%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.00%	2,749	8.055120	22,144	2.30%	23.62%
2008	0.00%	412	6.515876	2,685	1.94%	-34.84%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.00%	12,301	10.649440	130,999	0.00%	43.84%
2008	0.00%	231	7.403637	1,710	0.00%	-25.96%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.00%	6,068	9.622434	58,389	0.16%	34.72%
2008	0.00%	231	7.142413	1,650	0.00%	-28.58%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	0.00%	5,551	10.292224	57,132	0.00%	29.15%
2008	0.00%	144	7.969357	1,148	0.25%	-20.31%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	0.00%	2,895	9.864810	28,559	1.69%	26.64%
2008	0.00%	261	7.789549	2,033	0.34%	-22.10%	7/25/2008
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.00%	1,548	13.201660	20,436	0.00%	32.02%	5/1/2009
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,365	7.252787	517,595	0.00%	-46.11%
2007	0.00%	84,110	13.458816	1,132,021	0.00%	9.01%
2006	0.00%	60,450	12.345868	746,308	0.00%	9.91%
2005	0.00%	1,346	11.232927	15,120	0.00%	12.33%	1/18/2005

2009	Contract owners equity:			$77,699,179
2008	Contract owners equity:			$38,340,805
2007	Contract owners equity:			$32,958,038
2006	Contract owners equity:			$14,548,089
2005	Contract owners equity:			$1,951,231
*	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.
**	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2009 and 2008, and the related statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2009.  In connection with our audits of the financial statements, we also have audited financial statement schedules I, IV and V.  These financial statements and financial statement schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the Financial Accounting Standards Board, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
April 14, 2010

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Balance Sheets
(in millions, except share amounts)

	December 31,
	2009	2008

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $2,944.9 and $2,549.8)	$ 2,935.8	$ 2,291.2
Equity securities (amortized cost $2.7 and $4.6)	3.0	4.7
Mortgage loans on real estate, net	663.8	761.2
Short-term investments, including amounts managed by a related party	176.3	177.5
Policy loans	20.9	21.0
Total investments	3,799.8	3,255.6

Cash and cash equivalents	2.0	6.4
Accrued investment income	38.6	29.0
Deferred policy acquisition costs	416.5	471.2
Reinsurance receivable from a related party	136.2	131.6
Value of business acquired	24.6	32.5
Other intangibles	-	3.7
Other assets	414.6	523.2
Separate account assets	1,361.7	1,276.9
Total assets	$ 6,194.0	$ 5,730.1

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$ 4,003.8	$ 3,885.5
Other liabilities	176.3	153.5
Separate account liabilities	1,361.7	1,276.9
Total liabilities	5,541.8	5,315.9

Shareholder’s equity:
Common stock ($40 par value; authorized, issued and outstanding - 66,000 shares)	2.6	2.6
Additional paid-in capital	457.9	317.9
Retained earnings	204.0	176.3
Accumulated other comprehensive loss	(12.3)	(82.6)
Total shareholder’s equity	652.2	414.2
Total liabilities and shareholder’s equity	$ 6,194.0	$ 5,730.1

See Note 2(k) regarding current and prior years impact of the Nationwide Life and Annuity Company of America merger and other accompanying notes to the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of (Loss) Income
(in millions)

		Years ended December 31,
	2009	2008	2007

Revenues:
Policy charges	$ 125.3	$ 105.0	$ 85.4
Premiums	41.3	29.2	17.9
Net investment income	74.7	66.7	62.8
Net realized investment gains (losses)	13.5	(3.9)	(10.8)
Other-than-temporary impairment losses (consisting of $125.9 of total other-than-temporary impairment losses, net of $48.7 recognized in other
comprehensive income, for the year ended December 31, 2009)	(77.2)	(107.5)	(13.3)
Other income	-	0.2	0.3
Total revenues	177.6	89.7	142.3

Benefits and expenses:
Interest credited to policyholder accounts	29.6	26.4	25.2
Benefits and claims	88.3	59.6	31.4
Policyholder dividends	1.1	1.1	1.1
Amortization of deferred policy acquisition costs	34.9	43.7	25.1
Amortization of value of business acquired and other intangible assets	11.5	7.5	6.1
Other operating expenses	24.7	27.6	20.6
Total benefits and expenses	190.1	165.9	109.5

(Loss) income from continuing operations before federal income tax (benefit) expense	(12.5)	(76.2)	32.8
Federal income tax (benefit) expense	(6.0)	(28.7)	8.8
Net (loss) income	$ (6.5)	$ (47.5)	$ 24.0

See Note 2(k) regarding current and prior years impact of the Nationwide Life and Annuity Company of America merger and other accompanying notes to the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Changes in Shareholder's Equity
(in millions)

	Common stock	Additional paid-in capital		Retained earnings		Accumulated other comprehensive income (loss)	Total shareholder’s equity

Balance as of December 31, 2006	$ 2.6	$ 317.9	#	$ 245.3	#	$ (6.7)	$ 559.1

Comprehensive income:
Net income	-	-		24.0		-	24.0
Other comprehensive income, net of taxes	-	-		-		3.0	3.0
Total comprehensive income							27.0
Balance as of December 31, 2007	2.6	317.9	#	269.3	#	(3.7)	586.1

Dividend paid to Nationwide Life Insurance Company	-	-		(45.5)		-	(45.5)

Comprehensive loss:
Net loss	-	-		(47.5)		-	(47.5)
Other comprehensive loss, net of taxes	-	-		-		(78.9)	(78.9)
Total comprehensive loss							(126.4)
Balance as of December 31, 2008	2.6	317.9	#	176.3	#	(82.6)	414.2

Cumulative effect of change in accounting principle	-	-		34.2		(34.2)	-

Capital contributions from Nationwide Life Insurance Company	-	140.0		-		-	140.0

Comprehensive income (loss):
Net loss	-	-		(6.5)		-	(6.5)
Other comprehensive income, net of taxes	-	-		-		104.5	104.5
Total comprehensive income							98.0
Balance as of December 31, 2009	$ 2.6	$ 457.9	#	$ 204.0	#	$ (12.3)	$ 652.2

See Note 2(k) regarding current and prior years impact of the Nationwide Life and Annuity Company of America merger and other accompanying notes to the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Cash Flows
(in millions)

	Years ended December 31,
	2009	2008	2007

Cash flows from operating activities:
Net (loss) income	$ (6.5)	$ (47.5)	$ 24.0
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment (gains) losses	(13.5)	3.9	10.8
Other-than-temporary impairment losses	77.2	107.5	13.3
Interest credited to policyholder accounts	29.6	26.4	25.2
Capitalization of deferred policy acquisition costs	(119.5)	(91.6)	(66.0)
Amortization of deferred policy acquisition costs	34.9	43.7	25.1
Amortization and depreciation	11.3	16.8	15.2
Decrease in other assets	39.8	11.2	91.9
(Decrease) increase in policy and other liabilities	(126.3)	(205.2)	144.8
Other	0.3	-	(0.1)
Net cash (used in) provided by operating activities	(72.7)	(134.8)	284.2

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	593.4	520.4	818.9
Proceeds from sale of securities available-for-sale	531.9	300.5	733.1
Proceeds from repayments or sales of mortgage loans on real estate	94.0	123.8	233.8
Cost of securities available-for-sale aquired	(1,547.9)	(671.4)	(889.3)
Cost of mortgage loans on real estate originated or acquired	(7.2)	(15.7)	(39.4)
Net decrease (increase) in short-term investments	1.2	(55.8)	119.9
Collateral paid	(28.7)	(15.3)	(18.0)
Other, net	-	0.7	(6.0)
Net cash (used in) provided by investing activities	(363.3)	187.2	953.0

Cash flows from financing activities:
Investment and universal life insurance product deposits and other additions	518.4	459.7	212.7
Investment and universal life insurance product withdrawals and other deductions	(226.0)	(509.2)	(1,456.8)
Cash dividend to Nationwide Life Insurance Company	-	(10.7)	-
Cash contribution from Nationwide Life Insurance Company	140.0	-	-
Other, net	(0.8)	14.2	-
Net cash provided by (used in) financing activities	431.6	(46.0)	(1,244.1)

Net (decrease) increase in cash and cash equivalents	(4.4)	6.4	(6.9)
Cash and cash equivalents, beginning of period	6.4	-	6.9
Cash and cash equivalents, end of period	$ 2.0	$ 6.4	$ -

See Note 2(k) regarding current and prior years impact of the Nationwide Life and Annuity Company of America merger and other accompanying notes to the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (NLAIC or the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc (NFS).  The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.  The Company offers individual annuity contracts, universal life insurance, variable universal life insurance and corporate-owned life insurance (COLI) on a non-participating basis.

On December 31, 2009, NLAIC merged with an affiliate, Nationwide Life and Annuity Company of America (NLACA), with NLAIC as the surviving entity.  The merger was completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 (k) for further information.

On August 6, 2008, NFS entered into a definitive agreement for NMIC and Nationwide Corporation to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash.  The transaction closed on January 1, 2009 and NFS became a wholly-owned subsidiary of Nationwide Corporation.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following:  the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, and federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(a)	Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading.  All fixed maturity and marketable equity securities are classified as available-for-sale.  Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity.  The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.  Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.  For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used.  The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings.  The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond.  The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.  See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities.  When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.  Any resulting adjustment is included in net investment income.  All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows.  The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due.  Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.  Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the statements of (loss) income.

(b)	Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 5 for a discussion on the Company’s use of derivative instruments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(c)      Revenues and Benefits

Investment and Universal Life Insurance Products:  Investment products primarily consist of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.  Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products:  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d)      Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase.  The Company carries cash and cash equivalents at cost, which approximates fair value.

(e)      Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(a).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2009, 2008 and 2007.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(f)      Value of Business Acquired

As a result of the acquisition of Nationwide Financial Network (NFN) by NFS in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.  The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors.  These projections considered all known or expected factors at the valuation date based on the judgment of management.  The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate.  If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.  The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(a).  The recoverability of VOBA is evaluated annually.  If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality.  The Company’s long-term assumption for net separate account performance is currently 7%.  If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption.  The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns.  In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction.  In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants.  In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process.  An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(g)      Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h)      Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i)      Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.  Any such change could significantly affect the amounts reported in the statements of  (loss) income.

The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)      Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(k)	NLACA Merger

On December 31, 2009, NLAIC, merged with an affiliate, NLACA, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control.  NLACA is reflected in the Company’s current and prior year financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLACA is a wholly-owned subsidiary, there is no noncontrolling interest impact.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The Company has presented its financial statements and accompanying notes as applicable for all years presented to reflect the NLACA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009

Total revenues	$ 42.9
Total benefits and expenses	40.3
Federal income tax benefit	(0.2)
Net income	2.8

2008

Total revenues	$ 37.9
Total benefits and expenses	43.4
Federal income tax benefit	(0.3)
Net loss	(5.2)

2007

Total revenues	$ 48.6
Total benefits and expenses	37.3
Federal income expense	3.0
Net income	8.3

The following tables summarize the impact of the items described above on the balance sheet as of December 31:

(in millions)	2009

Total assets	607.6
Total liabilities	539.7
Total shareholder's equity	67.9

2008

Total assets	594.2
Total liabilities	536.7
Total shareholder's equity	57.5

The impact of the merger on shareholder’s equity was $112.1 million and $102.3 million as of December 31, 2007 and 2006, respectively.

(l)      Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments).  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $34.2 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity.  Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid.  The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred.  The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies.  The impact of the Company’s retroactive application of the adoption of this change in accounting principle was immaterial.

(m)                 Subsequent Events

The Company evaluated subsequent events through April 14, 2010, the date the financial statements were issued.

(3)	Recently Issued Accounting Standards

In February 2010, the FASB issued Accounting Standards Update (ASU) 2010-08, which amends various codification topics.  While none of the provisions in the amendments in this ASU fundamentally change U.S. GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (FASB ASC 815-15) may cause a change in the application of that guidance.  This guidance is effective for fiscal periods beginning after December 15, 2009, and should be applied to existing contracts containing embedded derivative features at the date of adoption. The Company will adopt this guidance for the fiscal period beginning January 1, 2010.  The Company is in the process of determining the impact of adopting this guidance.

In January 2010, the FASB issued ASU 2010-02, which amends FASB ASC 810, Consolidation.  This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity.  This guidance would not be applied to sales of in-substance real estate.  If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable.  If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10.  This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10.  In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party.  The Company adopted this guidance effective December 31, 2009.  The adoption of this guidance did not have a material impact on the financial statements of the Company.  The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing significant transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company.  For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.  Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.  This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted.  The Company adopted this guidance effective December 31, 2009.  The adoption of this guidance did not have a material impact on the financial statements of the Company.  See the required disclosures and updated fair value hierarchy disclosed within Note 4.

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures.  This guidance clarifies how the fair value of a liability should be determined.  It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date.  It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability.  To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability.  The Company adopted this guidance effective the reporting period ending December 31, 2009.  The adoption of this guidance did not have a material impact on the financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)).  This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants.  SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The ASC supersedes all existing non-SEC accounting and reporting standards.  All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative.  Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts.  Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC.  The Company adopted SFAS 168 effective September 30, 2009.  The adoption of this guidance did not have an impact on the Company’s financial statements but will alter the references to accounting literature within the financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)).  In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments.  ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments.  FASB ASC 810, Consolidation, changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  This guidance also requires enhanced disclosures about an entity’s involvement with a VIE.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.  The guidance will be applied to prospective transactions, as is required.

In February 2010, the FASB issued ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments.  ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140).  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  The guidance will be applied to prospective transactions, as is required.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events).  This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.  In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date.  This guidance is effective for fiscal years and interim periods ending after June 15, 2009.  The Company adopted this guidance effective June 30, 2009.  The adoption of this guidance did not have a material impact on the financial statements of the Company.  See Note 2 (m) for the required disclosure.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments).  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $34.2 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly).  This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan.  The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009.  This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets).  This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting.  In doing so, the asset should not be included as part of the cost of an entity's existing intangible asset(s) because the defensive intangible asset is separately identifiable.  This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted this guidance effective January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.  The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations).  This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments.  Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee's underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee's share issuance shall be recognized in earnings.  This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years.  The Company adopted this guidance prospectively beginning January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets).  This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142).  This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008.  The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date.  The Company adopted this guidance effective January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.  The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133).  This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.  This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements.  This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  The Company adopted this guidance effective January 1, 2009.  See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157).  This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance.  The Company adopted this guidance effective January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations).  The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects.  Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination.  This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination.  This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control.  This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  Earlier application is prohibited.  The Company adopted this guidance effective January 1, 2009.  The Company applied this guidance prospectively to business combination on or after January 1, 2009.

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies).  This guidance amends previous business combination guidance related to contingencies.  First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period.  Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated.  If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date.  In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate.  The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51).  The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary.  This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements.  This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008.  The Company adopted this guidance effective January 1, 2009.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

(4)	Fair Value Measurements

Fair Value Option

The Company has no financial assets or liabilities elected at the fair value option.  The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

For certain residential mortgage-backed securities backed by prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values.  As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services.  As a result of continued low levels of activity in these markets during 2009, management believes that prices were no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios.  The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows.  The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk.  The income approach also includes a weighting of external third party values.  As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through pricing determined from two independent pricing services (the market approach).  The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes.  The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker.  In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments.  In many cases, only one broker quote is available.  The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available.  As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy.  The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization.  If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of December 31:

	2009	2008

Independent pricing services	64%	74%
Pricing matrices	15%	17%
Internal pricing	14%	2%
Broker quotes	5%	5%
Other sources	2%	2%

Investments in Certain Entities That Calculate NAV per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All of these mutual funds are included in Level 2 and had fair values totaling $1.36 billion as of December 31, 2009.  These funds have no unfunded commitments or restrictions and the Company has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic equity funds.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 62.3	$ -	$ -	$ 62.3
Obligations of states and political subdivisions	-	69.1	-	69.1
Corporate securities	1.8	2,009.8	146.1	2,157.7
Residential mortgage-backed securities	42.8	192.3	222.5	457.6
Commercial mortgage-backed securities	-	63.7	33.8	97.5
Collateralized debt obligations	-	5.1	10.5	15.6
Other asset-backed securities	-	54.2	21.8	76.0
Total fixed maturity securities	106.9	2,394.2	434.7	2,935.8
Equity securities	0.4	2.6	-	3.0
Total securities available-for-sale	107.3	2,396.8	434.7	2,938.8
Short-term investments	8.9	167.4	-	176.3
Total investments	116.2	2,564.2	434.7	3,115.1

Cash	2.0	-	-	2.0
Derivative assets1	-	0.3	-	0.3
Separate account assets2,3	-	1,361.7	-	1,361.7
Total assets	$ 118.2	$ 3,926.2	$ 434.7	$ 4,479.1

Liabilities
Derivative liabilities1	-	5.3	-	5.3
Total liabilities	$ -	$ 5.3	$ -	$ 5.3
__________
1	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging derivative instruments and interest rate futures contracts.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 43.2	$ -	$ -	$ 43.2
Obligations of states and political subdivisions	-	24.9	-	24.9
Corporate securities	2.1	1,205.0	152.0	1,359.1
Residential mortgage-backed securities	86.3	183.8	398.8	668.9
Commercial mortgage-backed securities	-	76.0	28.0	104.0
Collateralized debt obligations	-	1.5	19.3	20.8
Other asset-backed securities	-	62.3	8.0	70.3
Total fixed maturity securities	131.6	1,553.5	606.1	2,291.2
Equity securities	-	4.7	-	4.7
Total securities available-for-sale	131.6	1,558.2	606.1	2,295.9
Short-term investments	11.9	165.6	-	177.5
Total investments	143.5	1,723.8	606.1	2,473.4

Cash	6.4	-	-	6.4
Derivative assets1	-	6.2	-	6.2
Separate account assets2,3	-	1,276.9	-	1,276.9
Total assets	$ 149.9	$ 3,006.9	$ 606.1	$ 3,762.9

Liabilities
Derivative liabilities1	-	6.6	-	6.6
Total liabilities	$ -	$ 6.6	$ -	$ 6.6

            __________

1	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging derivative instruments and interest rate futures contracts.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following tables summarize financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment						Change in
		gains (losses)						unrealized
	Balance	In earnings		Purchases,			Balance	gains (losses)
	as of	(realized		issuances,	Transfers	Transfers	as of	in earnings
	December	and	In OCI	sales and	in to	out of	December	due to assets
(in millions)	31, 2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	31, 2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
Corporate securities	$ 152.0	$ (4.4)	$ 33.5	$ (67.5)	$ 48.5	$ (16.0)	$ 146.1	$ -
Residential mortgage-backed
securities	398.8	(37.6)	63.2	(118.8)	0.3	(83.4)	222.5	-
Commercial mortgage-backed
securities	28.0	-	8.0	-	-	(2.2)	33.8	-
Collateralized debt obligations	19.3	(9.0)	13.7	(11.1)	-	(2.4)	10.5	-
Other asset-backed securities	8.0	(1.9)	4.8	8.6	2.3	-	21.8	-
Total investments	$ 606.1	$ (52.9)	$ 123.2	$ (188.8)	$ 51.1	$ (104.0)	$ 434.7	$ -

__________
1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment						Change in
		gains (losses)						unrealized
	Balance	In earnings		Purchases,			Balance	gains (losses)
	as of	(realized		issuances,	Transfers	Transfers	as of	in earnings
	December	and	In OCI	sales and	in to	out of	December	due to assets
(in millions)	31, 2007	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	31, 2008	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
Corporate securities	$ 155.4	$ (15.9)	$ (24.4)	$ (43.1)	$ 100.6	$ (20.6)	$ 152.0	$ -
Residential mortgage-backed
securities	47.9	(52.5)	(82.5)	(56.3)	542.2	-	398.8	-
Commercial mortgage-backed
securities	5.9	-	(21.1)	26.8	21.3	(4.9)	28.0	-
Collateralized debt obligations	39.8	(21.7)	(7.5)	(0.4)	9.1	-	19.3	-
Other asset-backed securities	13.4	(0.2)	(2.1)	(3.8)	8.1	(7.4)	8.0	-
Total securities
available-for-sale	262.4	(90.3)	(137.6)	(76.8)	681.3	(32.9)	606.1	-
Short-term investments	47.4	-	-	-	-	(47.4)	-	-
Total investments	$ 309.8	$ (90.3)	$ (137.6)	$ (76.8)	$ 681.3	$ (80.3)	$ 606.1	$ -
            __________
1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations).

Transfers

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period.  The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral.  The estimated fair value of the collateral was $11.7 million as of December 31, 2009.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate, net:  The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans on real estate, net	$ 663.8	$ 600.4	$ 761.2	$ 692.9
Policy loans	20.9	20.9	21.0	21.0

Liabilities
Investment contracts	(2,914.7)	(2,865.1)	(3,025.1)	(3,173.6)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(5)	Derivative Financial Instruments

Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.  The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset).  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the statements of (loss) income during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations.  In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events.  In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties.  The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty.  Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009, the Company had received $0.4 million of cash for derivative collateral, which is, in turn. invested in short-term investments.  As of December 31, 2008, the Company had received no cash for derivative collateral.  As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $3.6 million and $1.6 million, respectively, as collateral to various derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty.  In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations.  The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds).  As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates.  Such variability poses risks to the Company when the assets are funded with fixed rate liabilities.  In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments.  The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap.  The net receipt of a fixed rate will offset the fixed rate paid on the liability.  These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies.  To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset.  These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded.  In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period.  If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates.  The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products.  See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation.  As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates.  The Company enters into interest rate swaps to mitigate this risk.  The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities.  While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability.  Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads.  These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread.  When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor.  In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value.  In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring.  The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional

Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 0.3	$ 4.3	Other liabilities	$ -	$ 5.0
Currency/interest rate swaps	Other assets	-	-	Other liabilities	5.1	20.9
Total derivatives designated as
hedging instruments		0.3	4.3		5.1	25.9

Derivatives not designated as
hedging instruments:
Credit default swaps	Other assets	-	-	Other liabilities	0.2	17.0
Total derivatives not designated
as hedging instruments		-	-		0.2	17.0
Total derivatives		$ 0.3	$ 4.3		$ 5.3	$ 42.9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the financial statements for the year ended December 31, 2009:

	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1

(in millions)

Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$ -
Currency/interest rate swap	Net realized investment gains (losses)	(0.1)
Total		$ (0.1)

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ -
Currency/interest rate swap	Net realized investment gains (losses)	-
Total		$ -

__________
1	Excludes $(0.2) million of periodic settlements in interest rate contracts which are recorded in net investment income.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 0.5
Currency	(2.7)
Total	$ (2.2)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income1

Derivatives in cash flow hedging relationships:
Currency	Net realized investment gains (losses)	$ (1.9)
Total		$ (1.9)
        __________

1   Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3

Derivatives in cash flow hedging relationships:
Currency	Net realized investment gains (losses)	$ (0.1)
Total		$ (0.1)
__________

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2   Includes $(0.8) million of cash received (paid) in the termination of cash flow hedging instruments.
3      Excludes $0.1 million of periodic settlements in interest rate contracts which are recorded in net investment income.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (1.4)
Currency/interest rate swaps	Net realized investment gains (losses)	0.1
Credit default swaps	Net realized investment gains (losses)	0.9
Total		$ (0.4)
__________

1	Excludes net interest settlements that are also recorded in net realized investment gains (losses).

In addition to the net realized investment gains (losses) listed in the previous tables, $0.3 million of net interest settlements on all derivative instruments are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and experienced no losses in 2009, losses of $9.6 million in 2008 and no losses in 2007 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2009:
Single sector exposure:
Consumer goods	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Financial	7.5	(0.2)	3.0	-			10.5	(0.2)
Utilities	-	-	-	-	-	-	-	-
Total	$ 7.5	$ (0.2)	$ 3.0	$ -	$ -	$ -	$ 10.5	$ (0.2)

December 31, 2008:
Single sector exposure:
Consumer goods	$ -	$ -	$ 3.0	$ (0.4)	$ -	$ -	$ 3.0	$ (0.4)
Financial	-	-	7.5	(1.0)	5.0	-	12.5	(1.0)
Utilities	4.5	-	-	-	-	-	4.5	-
Total	$ 4.5	$ -	$ 10.5	$ (1.4)	$ 5.0	$ -	$ 20.0	$ (1.4)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(6)	Investments

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 13.3	$ 0.4	$ 0.1	$ 13.6
U. S. Government agencies	50.1	0.3	1.7	48.7
Obligations of states and political subdivisions	70.1	0.5	1.5	69.1
Corporate securities
Public	1,545.9	67.8	13.0	1,600.7
Private	539.5	24.0	6.5	557.0
Residential mortgage-backed securities	511.6	4.6	58.6	457.6
Commercial mortgage-backed securities	111.9	0.4	14.8	97.5
Collateralized debt obligations	28.0	0.7	13.1	15.6
Other asset-backed securities	74.5	3.2	1.7	76.0
Total fixed maturity securities	2,944.9	101.9	111.0	2,935.8
Equity securities	2.7	0.3	-	3.0
Total securities available-for-sale	$ 2,947.6	$ 102.2	$ 111.0	$ 2,938.8

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 8.8	$ 0.7	$ -	$ 9.5
U. S. Government agencies	30.6	3.1	-	33.7
Obligations of states and political subdivisions	25.1	0.1	0.3	24.9
Corporate securities
Public	891.7	11.6	91.0	812.3
Private	581.4	5.8	40.4	546.8
Residential mortgage-backed securities	758.9	9.6	99.6	668.9
Commercial mortgage-backed securities	135.4	-	31.4	104.0
Collateralized debt obligations	35.6	0.6	15.4	20.8
Other asset-backed securities	82.3	0.4	12.4	70.3
Total fixed maturity securities	2,549.8	31.9	290.5	2,291.2
Equity securities	4.6	0.1	-	4.7
Total securities available-for-sale	$ 2,554.4	$ 32.0	$ 290.5	$ 2,295.9

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$ 1.3	$ 0.1	1	$ -	$ -	-	$ 1.3	$ 0.1	1
U.S. Government agencies	30.2	1.7	4	-	-	-	30.2	1.7	4
Obligations of states and
political subdivisions	39.2	0.8	9	6.6	0.7	3	45.8	1.5	12
Corporate securities
Public	248.7	3.6	56	70.8	9.4	46	319.5	13.0	102
Private	22.3	1.6	9	103.0	4.9	28	125.3	6.5	37
Residential mortgage-backed securities	119.8	18.1	33	214.9	40.5	90	334.7	58.6	123
Commercial mortgage-backed securities	2.0	-	1	71.2	14.8	20	73.2	14.8	21
Collateralized debt obligations	-	-	-	13.1	13.1	7	13.1	13.1	7
Other asset-backed securities	0.6	-	1	45.9	1.7	11	46.5	1.7	12
Total fixed maturity securities	464.1	25.9	114	525.5	85.1	205	989.6	111.0	319
Equity securities	2.0	-	2	-	-	-	2.0	-	2
Total	$ 466.1	$ 25.9	116	$ 525.5	$ 85.1	205	$ 991.6	$ 111.0	321

December 31, 2008:
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 13.4	$ 0.3	6	$ 1.3	$ -	2	$ 14.7	$ 0.3	8
Corporate securities
Public	405.2	55.4	160	163.7	35.6	67	568.9	91.0	227
Private	228.9	26.2	91	139.5	14.2	47	368.4	40.4	138
Residential mortgage-backed securities	123.2	21.1	38	296.3	78.5	103	419.5	99.6	141
Commercial mortgage-backed securities	72.3	18.7	22	31.8	12.7	12	104.1	31.4	34
Collateralized debt obligations	1.5	1.7	1	11.5	13.7	7	13.0	15.4	8
Other asset-backed securities	29.0	3.0	10	35.8	9.4	10	64.8	12.4	20
Total fixed maturity securities	873.5	126.4	328	679.9	164.1	248	$ 1,553.4	$ 290.5	576
Equity securities	-	-	-	2.2	-	1	2.2	-	1
Total	$ 873.5	$ 126.4	328	$ 682.1	$ 164.1	249	$ 1,555.6	$ 290.5	577

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 61% and 69% as of December 31, 2009 and December 31, 2008, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 141.3	$ 145.1
Due after one year through five years	1,105.8	1,150.3
Due after five years through ten years	598.5	617.0
Due after ten years	373.3	376.7
Subtotal	2,218.9	2,289.1
Residential mortgage-backed securities	511.6	457.6
Commercial mortgage-backed securities	111.9	97.5
Collateralized debt obligations	28.0	15.6
Other asset-backed securities	74.5	76.0
Total	$ 2,944.9	$ 2,935.8

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s general account fixed maturity securities, 94% and 91% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table shows the equivalent ratings between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC Designation, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC designation1,2	Rating agency equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 1,782.5	$ 1,769.5	$ 1,581.7	$ 1,436.0
2	BBB	961.2	988.0	725.3	659.2
3	BB	127.6	115.8	152.9	128.0
4	B	53.3	49.1	69.9	51.0
5	CCC and lower	12.9	10.0	16.7	13.4
6	In or near default	7.4	3.4	3.3	3.6
	Total	$ 2,944.9	$ 2,935.8	$ 2,549.8	$ 2,291.2

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency, prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.  A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows.  The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.  It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.  For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2009:
99.9% - 80.0%	$ 3.7	$ 6.0	$ 9.7	$ 1.4	$ 2.8	$ 4.2	$ 5.1	$ 8.8	$ 13.9
79.9% - 50.0%	-	5.3	5.3	0.1	0.2	0.3	0.1	5.5	5.6
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 3.7	$ 11.3	$ 15.0	$ 1.5	$ 3.0	$ 4.5	$ 5.2	$ 14.3	$ 19.5

December 31, 2008:
99.9% - 80.0%	$ 37.8	$ 17.7	$ 55.5	$ 4.0	$ 3.9	$ 7.9	$ 41.8	$ 21.6	$ 63.4
79.9% - 50.0%	21.4	11.0	32.4	6.6	13.3	19.9	28.0	24.3	52.3
Below 50.0%	9.5	3.9	13.4	2.3	-	2.3	11.8	3.9	15.7
Total	$ 68.7	$ 32.6	$ 101.3	$ 12.9	$ 17.2	$ 30.1	$ 81.6	$ 49.8	$ 131.4

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $21.9 million and $31.0 million, and gross unrealized losses of $6.5 million and $20.5 million, as of December 31, 2009 and 2008, respectively.  Of these unrealized losses  as of December 31, 2009, $6.5 million, or 100%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $4.7 million, or 23%, as of December 31, 2008.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors.  In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total

Government agency	$ 163.1	$ 165.5	36%	$ 261.0	$ 269.7	40%
Prime	81.2	72.7	16%	116.5	95.8	14%
Alt-A	170.8	135.4	29%	260.5	201.4	30%
Sub-prime	92.7	81.1	18%	116.8	98.6	15%
Other residential mortgage collateral	3.8	2.9	1%	4.1	3.4	1%
Total	$ 511.6	$ 457.6	100%	$ 758.9	$ 668.9	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.  The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2009:
99.9% - 80.0%	$ 4.3	$ 12.5	$ 16.8	$ 1.5	$ 0.5	$ 2.0	$ 5.8	$ 13.0	$ 18.8
79.9% - 50.0%	2.1	15.3	17.4	0.7	8.0	8.7	2.8	23.3	26.1
Below 50.0%	8.7	1.4	10.1	0.8	2.8	3.6	9.5	4.2	13.7
Total	$ 15.1	$ 29.2	$ 44.3	$ 3.0	$ 11.3	$ 14.3	$ 18.1	$ 40.5	$ 58.6

December 31, 2008:
99.9% - 80.0%	$ 8.3	$ 18.0	$ 26.3	$ 2.9	$ 3.1	$ 6.0	$ 11.2	$ 21.1	$ 32.3
79.9% - 50.0%	4.8	37.7	42.5	1.3	9.6	10.9	6.1	47.3	53.4
Below 50.0%	3.8	10.1	13.9	-	-	-	3.8	10.1	13.9
Total	$ 16.9	$ 65.8	$ 82.7	$ 4.2	$ 12.7	$ 16.9	$ 21.1	$ 78.5	$ 99.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2009:
99.9% - 80.0%	$ -	$ 5.3	$ 5.3	$ -	$ -	$ -	$ -	$ 5.3	$ 5.3
79.9% - 50.0%	-	5.1	5.1	-	-	-	-	5.1	5.1
Below 50.0%	-	4.4	4.4	-	-	-	-	4.4	4.4
Total	$ -	$ 14.8	$ 14.8	$ -	$ -	$ -	$ -	$ 14.8	$ 14.8

December 31, 2008:
99.9% - 80.0%	$ 2.5	$ 2.5	$ 5.0	$ -	$ -	$ -	$ 2.5	$ 2.5	$ 5.0
79.9% - 50.0%	10.8	3.5	14.3	-	-	-	10.8	3.5	14.3
Below 50.0%	5.4	6.7	12.1	-	-	-	5.4	6.7	12.1
Total	$ 18.7	$ 12.7	$ 31.4	$ -	$ -	$ -	$ 18.7	$ 12.7	$ 31.4

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2009:
99.9% - 80.0%	$ -	$ -	$ -	$ -	$ 0.5	$ 0.5	$ -	$ 0.5	$ 0.5
79.9% - 50.0%	-	2.4	2.4	-	0.8	0.8	-	3.2	3.2
Below 50.0%	-	-	-	-	9.4	9.4	-	9.4	9.4
Total	$ -	$ 2.4	$ 2.4	$ -	$ 10.7	$ 10.7	$ -	$ 13.1	$ 13.1

December 31, 2008:
99.9% - 80.0%	$ -	$ -	$ -	$ -	$ 0.2	$ 0.2	$ -	$ 0.2	$ 0.2
79.9% - 50.0%	-	3.8	3.8	-	-	-	-	3.8	3.8
Below 50.0%	1.7	9.7	11.4	-	-	-	1.7	9.7	11.4
Total	$ 1.7	$ 13.5	$ 15.2	$ -	$ 0.2	$ 0.2	$ 1.7	$ 13.7	$ 15.4

To generate the expected cash flows, agency ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.  An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

Net unrealized losses, before adjustments and taxes	$ (8.8)	$ (258.5)
Adjustment to deferred policy acquisition costs	(3.3)	136.1
Adjustment to value of business acquired	-	0.1
Adjustment to future policy benefits and claims	(1.9)	-
Deferred federal income tax benefit	5.0	42.8
Net unrealized losses	$ (9.0)	$ (79.5)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2009 1	2008	2007

Fixed maturity securities	$ 249.5	$ (246.2)	$ 5.3
Equity securities	0.2	0.1	(0.7)
Net increase (decrease)	$ 249.7	$ (246.1)	$ 4.6
__________

1	Includes the $52.6 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009

Cumulative adoption of accounting principle as of January 1	$ (52.6)
Net unrealized gains in the period	31.8
Total 1	$ (20.8)
__________

1	Includes $48.7 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.

The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment  losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in an unrealized gain.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $11.7 million and $9.0 million, respectively, for which a $3.1 million and $3.4 million specific reserve had been established, respectively.  No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007

Allowance, beginning of period	$ 6.8	$ 2.4	$ 2.8
Net change in allowance	0.7	4.4	(0.4)
Allowance, end of period	$ 7.5	$ 6.8	$ 2.4

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments.  The cash collateral is invested in high-quality, short-term and long-term investments.  The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned.  Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent.  Both the borrower and the Company can request or return the loaned securities at any time.  The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.  The Company recognizes loaned securities as part of its investments available-for-sale.  The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

As of December 31, 2009 and December 31, 2008, the Company had received $5.0 million and $33.9 million, respectively, of cash collateral on securities lending.  The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008.  As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $4.9 million and $33.2 million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $9.6 million and $10.9 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively.  These securities continue to be included in fixed maturity securities on the balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007

Securities available-for-sale:
Fixed maturity securities	$ 159.1	$ 154.0	$ 181.6
Equity securities	0.4	0.5	0.3
Mortgage loans on real estate	42.3	49.5	61.1
Short-term investments	0.4	0.9	5.3
Other	4.0	1.8	2.0
Gross investment income	206.2	206.7	250.3
Less:
Investment expenses	5.6	6.0	7.8
Net investment income ceded (Note 12)	125.9	134.0	179.7
Net investment income	$ 74.7	$ 66.7	$ 62.8

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007

Total net derivatives losses	(2.2)	(2.0)	(4.1)
Total realized gains on sales	29.3	2.3	7.6
Total realized losses on sales	(12.5)	(3.2)	(14.8)
Valuation (losses) gains 1	(1.1)	(1.0)	0.5
Net realized investment gains (losses)	$ 13.5	$ (3.9)	$ (10.8)
__________
1	Includes changes in the valuation allowance for mortgage loans on real estate.

Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $531.9 million, $300.5 million and $733.1 million, respectively.  During 2009, 2008 and 2007, gross gains of $29.4 million, $2.1 million and $5.9 million, respectively, and gross losses of $9.3 million, $1.6 million and $11.9 million, respectively, were realized on those sales.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net

2009:
Fixed maturity securities1	$ 119.7	$ (48.7)	$ 71.0
Equity securities	0.7	-	0.7
Mortgage loans	5.5	-	5.5
Total other-than-temporary impairment losses	$ 125.9	$ (48.7)	$ 77.2

		2008	2007

Total Impairments:
Fixed maturity securities1		$ 100.7	$ 13.3
Equity securities		3.4	-
Mortgage loans		3.4	-
Total other-than-temporary impairment losses		$ 107.5	$ 13.3

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2009, the Company recognized $9.3 million in other-than-temporary impairments related to these securities compared to $5.2 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)

Cumulative credit loss as of January 1, 20091	$ 59.5
New credit losses	18.7
Incremental credit losses2	5.5
Subtotal	83.7
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(57.7)
Losses related to securities included in the beginning balance for which there was a change in intent3	(0.2)
Cumulative credit loss as of December 31, 20091	$ 25.8
__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $6.1 million pre-tax.  The Company used the reversion to the mean process with the anchor date that was reset during the 2007 unlocking as described below.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

During 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)

DAC	$ (6.5)
VOBA	(3.2)
Unearned revenue liability	3.0
Total	$ (6.7)

During 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $12.6 million pre-tax.  The Company used the reversion to the mean process with the anchor date that was reset during the 2007 unlocking as described below.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $3.2 million pre-tax.

In 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to spread, mortality and lapse assumptions.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)

DAC	$ (20.4)
VOBA	(2.7)
Unearned revenue liability	5.3
Total	$ (17.8)

During 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves.  This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses.  The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends.  Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Accordingly, the 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance.  First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date).  Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%.  This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2007 was as follows:

(in millions)

DAC	$ 2.7
VOBA	(0.4)
Unearned revenue liability	0.1
Total	$ 2.4

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008

Balance at beginning of period	$ 471.2	$ 301.6
Capitalization of DAC	119.5	91.6
Amortization of DAC, excluding unlocks	(28.4)	(23.3)
Amortization of DAC, related to unlocks	(6.5)	(20.4)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(139.3)	121.7
Balance at end of period	$ 416.5	$ 471.2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(8)       Value of Business Acquired and Other Intangible Assets

The following table represents a reconciliation of VOBA for the twelve months ended December 31:

(in millions)	2009	2008

Balance at beginning of period	$ 32.5	$ 40.0
Amortization of value of business acquired	(7.8)	(7.5)
	24.7	32.5
Change in unrealized gain/loss on available-for-sale securities	(0.1)	-
Balance at end of period	$ 24.6	$ 32.5

The interest on the unamortized VOBA balance (interest rates range from 4.5% to 6.5%) during the twelve months ended December 31, 2009, 2008 and 2007 was $1.8 million, $2.3 million, and $2.6 million, respectively.

VOBA as of December 31, 2009 and 2008 is summarized as follows:

		2009		2008
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

VOBA	28 years	$ 69.9	$ 45.3	$ 69.9	$ 37.4
__________
1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company fully amortized intangible assets related to NLACA’s state insurance licenses, which resulted in a $3.7 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger between NLAIC and NLACA on December 31, 2009, the NLACA state insurance licenses are no longer required as the surviving entity has the required state insurance licenses to conduct business on existing NLACA products.  The Company will surrender the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $5.0 million pre-tax impairment charge on independent agency force intangible assets, due to selling arrangement changes for the independent agency force.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2010	$ 4.4
2011	3.5
2012	3.0
2013	2.3
2014	1.5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(9)      Variable Contracts

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders.  The Company provides two primary guarantee types under its non-traditional variable annuity contracts:  (1) guaranteed minimum death benefits (GMDB) and (2) guaranteed minimum income benefits (GMIB).

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered five primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”.  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit.  For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
  Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

			2009					2008
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 11.7	$ 154.8	$ 166.5	$ 0.2	68	$ 12.7	$ 149.5	$ 162.2	$ 3.2	67
Reset	53.2	519.0	572.2	44.2	67	53.6	535.3	588.9	134.5	67
Ratchet	12.4	196.5	208.9	23.0	68	12.0	186.5	198.5	57.9	67
Rollup	5.8	35.9	41.7	1.3	66	6.4	34.5	40.9	2.8	66
Subtotal	83.1	906.2	989.3	68.7	67	84.7	905.8	990.5	198.4	67
Earnings enhancement	0.2	8.1	8.3	0.8	63	0.1	7.5	7.6	0.3	63
Total - GMDB	$ 83.3	$ 914.3	$ 997.6	$ 69.5	67	$ 84.8	$ 913.3	$ 998.1	$ 198.7	67

GMIB2:
Ratchet	$ 0.2	$ 12.6	$ 12.8	$ -	N/A	$ 0.2	$ 10.7	$ 10.9	$ 0.3	N/A
Rollup	1.1	28.0	29.1	-	N/A	1.1	27.1	28.2	-	N/A
Total - GMIB	$ 1.3	$ 40.6	$ 41.9	$ -	N/A	$ 1.3	$ 37.8	$ 39.1	$ 0.3	N/A
________
1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because currently there is no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008

Mutual funds:
Bond	$ 182.7	$ 209.8
Domestic equity	590.0	553.8
International equity	103.1	92.2
Total mutual funds	875.8	855.8
Money market funds	30.3	49.9
Total	$ 906.1	$ 905.7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

As of December 31, 2009 and 2008, the Company’s reserves for GMDB claims were $1.6 million and $5.9 million, respectively.  Reserves for GMIB claims were immaterial as of December 31, 2009 and 2008.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $0.2 million and $0.5 million for the years ended December 31, 2009 and 2008.

The Company’s incurred and paid amounts for GMIBs were immaterial for the years ended December 31, 2009 and 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively
•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively
•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

December 31, 2009
Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008
Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008

Mutual funds:
Bond	$ 21.0	$ 15.2
Domestic equity	186.4	129.3
International equity	28.5	20.3
Total mutual funds	235.9	164.8
Money market funds	11.5	11.1
Total	$ 247.4	$ 175.9
(10)	Federal Income Taxes

Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return.  However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014.  NFS will file a one day life/non-life, federal income tax return (1/1/2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2009	2008

Deferred tax assets:
Future policy benefits and claims	$ 37.8	$ 43.8
Securities available-for-sale	23.4	125.3
Capital loss carryforward	1.3	-
Other	14.5	7.6
Gross deferred tax assets	77.0	176.7

Deferred tax liabilities:
Deferred policy acquisition costs	10.3	76.4
Derivatives	7.3	8.9
Ceded reinsurance	98.8	58.8
VOBA	8.6	11.4
Other	2.0	3.3
Gross deferred tax liabilities	127.0	158.8
Net deferred tax (liability) asset	$ (50.0)	$ 17.9

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts.  There was no valuation allowance as of December 31, 2009 and 2008.

The Company’s current federal income tax asset, due from NLIC, was $15.3 million and $19.3 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Total amounts (refunded from) paid to NLIC for federal income taxes were $(22.4) million, $(5.5) million and $(1.8) million during the years ended December 31, 2009, 2008, and 2007, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007

Current	$ (17.6)	$ (17.8)	$ (3.0)
Deferred	11.6	(10.9)	11.8
Federal income tax (benefit) expense	$ (6.0)	$ (28.7)	$ 8.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%

Computed tax (benefit) expense	$ (4.4)	35.0	$ (26.7)	35.0	$ 11.5	35.0
DRD	(1.2)	9.6	(1.5)	2.0	(2.6)	(7.9)
Other, net	(0.4)	3.4	(0.5)	0.7	(0.1)	(0.3)
Total	$ (6.0)	48.0	$ (28.7)	37.7	$ 8.8	26.8

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008

Balance at beginning of period	$ 1.5	$ -
Additions for current year tax positions	2.7	1.5
Additions for prior year tax positions	3.5
Reductions for prior years tax positions	(0.3)	-
Balance at end of period	$ 7.4	$ 1.5

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $1.2 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above.  An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the interest and penalties incurred by the Company were immaterial.  Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.

(11)	Shareholder’s Equity, Regulatory Risk-Based Capital and Dividend Restrictions

Regulatory Risk-Based Capital

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  The Company exceeded Ohio’s minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company is required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net loss and statutory capital and surplus for the Company for the years ended December 31:

(in millions)	2009 1	2008	2007

Statutory net loss	$ (61.1)	$ (90.3)	$ (4.0)
Statutory capital and surplus	213.5	122.6	256.6

___________
1	Unaudited as of the date of this report.

On December 31, 2009, NLAIC merged with its affiliate, NLACA, with NLAIC as the surviving entity.  See Note 2 (k) for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by the Company is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  During the year ended December 31, 2009, the Company did not pay any dividends to NLIC.  As of January 1, 2010, the Company could pay dividends totaling $21.4 million without obtaining prior approval.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Comprehensive Income (Loss)

The Company’s comprehensive income (loss) includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive income (loss), before and after federal income tax  (expense) benefit, for the years ended December 31:

(in millions)	2009	2008	2007

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 208.3	$ (350.7)	$ (14.8)
Non-credit gains	31.8	-	-
Net adjustment to DAC	(139.4)	121.6	1.7
Net adjustment to VOBA	(0.1)	-	1.0
Net adjustment to future policy benefits and claims	(1.9)	0.7	0.1
Related federal income tax (expense) benefit	(34.4)	80.5	3.6
Net unrealized gains (losses)	64.3	(147.9)	(8.4)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	62.2	103.7	19.3
Related federal income tax benefit	(21.8)	(36.3)	(6.7)
Net reclassification adjustment	40.4	67.4	12.6

Other comprehensive income (loss) on securities available-for-sale	104.7	(80.5)	4.2

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.3)	2.4	(1.9)
Related federal income tax benefit (expense)	0.1	(0.8)	0.7
Other comprehensive (loss) income on cash flow hedges	(0.2)	1.6	(1.2)

Total other comprehensive income (loss)	$ 104.5	$ (78.9)	$ 3.0

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities, resulted in a cumulative-effect adjustment of $34.2 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

(12)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations.  These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business and to maintain creditworthiness at a level consistent with that of NLIC.  This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $7.4 million, $5.4 million and $4.0 million, respectively.

The Company leases office space from NMIC.  For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $0.8 million, $0.4 million and $0.3 million, respectively.

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC.  Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk.  The agreement will remain in force until all contract obligations are settled.  Amounts ceded to NLIC in 2009 include premiums of $250.8 million ($232.6 million and $86.0 million in 2008 and 2007, respectively); net investment income of $125.9 million ($134.0 million and $179.7 million in 2008 and 2007, respectively); policy reserves of $2.53 billion ($2.53 billion and $2.77 billion in 2008 and 2007, respectively); and benefits, claims and other expenses of $367.2 million ($379.9 million and $309.6 million in 2008 and 2007, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis.  Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $136.2 million and $131.6 million as of December 31, 2009 and 2008, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $297.8 million and $237.2 million, respectively.  For the years ended December 31, 2009 and 2008, NFG paid the Company $1.2 million and $1.0 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value.  Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest.  As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements.  During 2009, the Company had no outstanding borrowings at any given time.  During 2008, the most the Company had outstanding at any given time was $12.8 million and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $164.6 million and $153.5 million as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the balance sheets.

As of December 31, 2009 and 2008, net intercompany (payables) receivables due (to) from affiliates were $(21.2) million and $34.0 million, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

During 2009, NLAIC received $140.0 million in cash capital contributions from NLIC.

During 2009, the Company sold commercial mortgage loans with a carrying value of $25.6 million to NMIC.  The sales were executed at fair value for cash and resulted in net realized losses of $3.0 million.

During 2009, the Company sold fixed maturity securities to NLIC with a carrying value of $188.8 million.  The sales were executed at fair value for cash and resulted in net realized losses of $26.4 million.

During 2009, the Company purchased fixed maturity securities from NLIC at a fair value of $55.7 million for cash.

(13)	Contingencies

Legal Matters

Nationwide Financial Services, Inc., and its affiliates, including NLAIC (collectively NFS), are parties to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and NFS does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  NFS does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NFS’s financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on  NFS’s financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NFS.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2005 and the New York State Attorney General in 2004 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  NFS has been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices and the use of side agreements and finite reinsurance agreements.  NFS is cooperating with regulators in connection with these inquiries and will cooperate with NMIC, NFS’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of NFS’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Company’s financial position or results of operations in the future.

Schedule I                   Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations	$ 13.3	$ 13.6	$ 13.6
U.S. Government agencies	50.1	48.7	48.7
Obligations of states and political subdivisions	70.1	69.1	69.1
Public utilities	382.0	396.2	396.2
All other corporate	2,429.4	2,408.2	2,408.2
Total fixed maturity securities available-for-sale	2,944.9	2,935.8	2,935.8

Equity securities available-for-sale	2.7	3.0	3.0
Mortgage loans on real estate, net	670.2		663.8
Policy loans	20.9		20.9
Short-term investments, including amounts managed by a related party	176.3		176.3
Total investments	$ 3,815.0		$ 3,799.8

__________
1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited financial statements), hedges and commitment hedges on mortgage loans on real estate.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Schedule IV                           Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2009

Life insurance in force	$ 47,866.4	$ 28,676.3	$ 1.2	$ 19,191.3	0.0%
Life insurance premiums 1	80.8	39.5	-	41.3	0.0%

2008

Life insurance in force	$ 39,713.9	$ 23,826.3	$ 1.7	$ 15,889.3	0.0%
Life insurance premiums 1	67.0	37.8	-	29.2	0.0%

2007

Life insurance in force	$ 31,884.4	$ 24,404.2	$ 1.7	$ 7,481.9	0.0%
Life insurance premiums 1	53.5	35.6	-	17.9	0.0%
__________
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements, Continuied

December 31, 2009, 2008 and 2007

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2009
Valuation allowances - mortgage loans on real estate	$ 6.8	$ 6.6	$ -	$ 5.9	$ 7.5

2008
Valuation allowances - mortgage loans on real estate	$ 2.4	$ 4.4	$ -	$ -	$ 6.8

2007
Valuation allowances - mortgage loans on real estate	$ 2.8	$ -	$ -	$ 0.4	$ 2.4
____________

1	Amount represents transfers to real estate owned, recoveries and sales to NMIC.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

(a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.

(b)	Not Applicable.

(c)
Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt,"and hereby incorporated by reference.

(d)	Contract – The form of the contract was filed previously with registration statement (333-149213) on February 13, 2008, as document "policyforms.htm," and is hereby incorporated by reference.

(e)	Applications – The form of the application was filed previously with registration statement (333-149213) on February 13, 2008, as document "applications.htm," and is hereby incorporated by reference.

(f)	Depositor ' s Certificate of Incorporation and By-Laws.

(1)
Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company.  Filed previously with initial registration statement (333-164123) on January 4, 2010 as document " exhibitf1.htm " and hereby incorporated by reference.

(2)
Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company.  Filed previously with initial registration statement (333-164123) on January 4, 2010 as document " exhibitf1.htm " and hereby incorporated by reference.

(3)
Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009.   Filed previously with initial registration statement (333-164123) on January 4, 2010 as document " exhibitf1.htm " and hereby incorporated by reference.

(g)	Reinsurance Contracts – Not applicable.

(h)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(7)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm"

(10)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, as amended, under document "nwfpa99h12b.htm"

(11)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(14)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(15)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".

(16)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

(i)
Administrative Contracts – The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit (i), and are hereby incorporated by reference:

(1)(a)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005, as amended, as document "aimasa99i1a.htm".

(1)(b)	Financial Support Agreement with AIM Variable Insurance Funds dated July 1, 2005, as document "aimasa99i1b.htm".

(2)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.  See Exhibit B for information related to administrative services, as document "amcentasa99i2.htm".

(3)	Restated Administrative Services Agreement with The Dreyfus Corporation dated June 1, 2003, as amended, and 12b-1 letter agreement dated June 1, 2003, as amended, as document "dreyfusasa99i3.htm".

(4)(a)	Dealer Agreement with Federated Securities Corp dated October 26, 2006, as document "fedasa99i4a.htm".

(4)(b)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, see Exhibit B of Fund Participation Agreement for information related to administrative services, as document "fedasa99i4b.htm".

(5)(a)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2002, as amended, as document "fidiiiasa99i5a.htm".

(5)(b)	Service Contract, with Fidelity Distributors Corporation dated June 18, 2002, as amended, as document "fidiiiasa99i5b.htm".

(6)	Administrative Services Agreement with Franklin Templeton Services, LLC dated May 1, 2003, as amended, as document "frankasa99i6.htm".

(7)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999, as document "janusasa99i7.htm".

(8)
Amended and Restated Fund Participation Agreement with MFS® Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended, see Article V for information related to administrative services, as document "mfsasa99i9.htm".

(9)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended.  See Exhibit B and Exhibit E for information related to administrative services, as document "nwasa99i10.htm".

(10)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.  See Exhibit D for information related to administrative services, as document "neuberasa99i11.htm".

(11)	Revenue Sharing Agreement with Oppenheimer Variable Account Funds dated April 13, 2006, as document "oppenasa99i12.htm".

(12)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. dated October 1, 2002, as amended, as document "troweasa99i13.htm".

(13)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.) dated May 5, 2005, as amended, as document "univasa99i14.htm".

The following Administrative Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit (i), and are hereby incorporated by reference.

(14)	Administrative Services Agreement with Waddell & Reed, Inc. dated December 1, 2000, as amended, as document, "waddellreedasa.htm".

(j)	Not Applicable.

(k)	Opinion of Counsel – Filed previously with registration statement (333-149213) on February 13, 2008, as document "opinionofcounsel.htm" and hereby incorporated by reference.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(p)	Not Applicable.

(q)	Redeemability Exemption Procedures – Filed previously with registration statement (333-31725) on December 21, 2009 under document " exhibit_26q.htm " and is hereby incorporated by reference.

(99)	Power of Attorney – Attached hereto.

Item 27.                      Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers ' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers ' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners ' Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company ' s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust ' s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company ' s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc. ' s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers ' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000 Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC
Class A Units
NMC - 100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI-100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO –87.3%
Allied P&C–8.47%
Depositors –4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000 Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock:250,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,985,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line
March 31, 2010
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH –100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life -100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life -100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line

(Nationwide Corp. subsidiaries)

March 31, 2010

Page 2

Item 29.                 Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding; ,

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted.

Item 30.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a)	(2)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Waddell & Reed InvestEd Portfolios
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Growth Portfolio
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy Portfolio
Ivy Funds VIP Balanced Portfolio
Ivy Funds VIP Bond Portfolio
Ivy Funds VIP Core Equity Portfolio
Ivy Funds VIP Dividend Opportunities Portfolio
Ivy Funds VIP Energy Portfolio
Ivy Funds VIP Global Natural Resources Portfolio
Ivy Funds VIP Growth Portfolio
Ivy Funds VIP High Income Portfolio
Ivy Funds VIP International Growth Portfolio
Ivy Funds VIP International Value Portfolio
Ivy Funds VIP Limited-Term Bond Portfolio
Ivy Funds VIP Micro Cap Growth Portfolio
Ivy Funds VIP Mid Cap Growth Portfolio
Ivy Funds VIP Money Market Portfolio
Ivy Funds VIP Pathfinder Aggressive Portfolio
Ivy Funds VIP Pathfinder Conservative Portfolio
Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
Ivy Funds VIP Pathfinder Moderate Portfolio
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operating Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
  (c) (2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 31.           Location of Accounts and Records

Timothy G. Frommeyer
                        Nationwide Life and Annuity Insurance Company
                        One Nationwide Plaza
                        Columbus, OH  43215

Item 32.          Management Services

Not Applicable.

Item 33.	Fee Representation

Nationwide Life And Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life And Annuity Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-G, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27th day of April , 2010 .

NATIONWIDE VL SEPARATE ACCOUNT-G
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: /S/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of April , 2010 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact